GT GLOBAL
VARIABLE
INVESTMENT
FUNDS

PROSPECTUSES

                   [LOGO]GT GLOBAL VARIABLE INVESTMENT FUNDS
               PROSPECTUS -- MAY 1, 1997, AS REVISED MAY 1, 1997


--------------------------------------------------------------------------------

The GT GLOBAL VARIABLE INVESTMENT FUNDS described herein (individually, a "Fund," and collectively, the "Funds") are mutual funds that are offered for investment exclusively to separate accounts ("Separate Accounts") that fund certain variable annuity contracts ("VA Contracts") offered by certain life insurance companies ("Participating Insurance Companies").

The Fund's investment manager, Chancellor LGT Asset Management, Inc. (the "Manager"), and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

The GT Global Variable Investment Funds currently are:

/ / GT Global Variable New Pacific Fund
/ / GT Global Variable Europe Fund
/ / GT Global Variable Latin America Fund
/ / GT Global Variable America Fund
/ / GT Global Variable International Fund
/ / GT Global Variable Infrastructure Fund
/ / GT Global Variable Natural Resources Fund
/ / GT Global Variable Telecommunications Fund
/ / GT Global Variable Emerging Markets Fund
/ / GT Global Variable Growth & Income Fund
/ / GT Global Variable Global Government Income Fund
/ / GT Global Variable Strategic Income Fund
/ / GT Global Variable U.S. Government Income Fund
/ / GT Global Money Market Fund

Each of the following Funds is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended ("1940 Act"): GT Global Variable New Pacific Fund ("New Pacific Fund"), GT Global Variable Europe Fund ("Europe Fund"), GT Global Variable America Fund ("America Fund"), GT Global Variable Infrastructure Fund ("Infrastructure Fund"), GT Global Variable Natural Resources Fund ("Natural Resources Fund"), GT Global Variable Telecommunications Fund ("Telecommunications Fund"), GT Global Variable International Fund ("International Fund"), GT Global Variable Emerging Markets Fund ("Emerging Markets Fund"), GT Global Variable U.S. Government Income Fund ("U.S. Government Income Fund") and GT Global Money Market Fund ("Money Market Fund"). Each of the following Funds is classified as a "non-diversified" investment company under the 1940 Act: GT Global Variable Latin America Fund ("Latin America Fund"), GT Global Variable Growth & Income Fund ("Growth & Income Fund"), GT Global Variable Strategic Income Fund ("Strategic Income Fund") and GT Global Variable Global Government Income Fund ("Global Government Income Fund").

The Strategic Income Fund invests up to 50% of its assets in debt securities whose credit quality is generally considered the equivalent of debt securities commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and interest. Investors should carefully consider the risks associated with an investment in the Strategic Income Fund.


This Prospectus concisely sets forth information about the Funds that an investor should know before investing through the VA Contracts. This Prospectus, in addition to the VA Contracts prospectus, should be read carefully and retained for future reference. A Statement of Additional Information, dated May 1, 1997, as revised May 1, 1997, has been filed with the Securities and Exchange Commission (the "SEC") and, as supplemented or amended from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or by calling (800) 824-1580.


[LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES HAVE NOT  BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES AND
 EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
   SECURITIES  AND EXCHANGE  COMMISSION OR ANY  STATE SECURITIES COMMISSION
     PASSED ON  THE  ACCURACY OR  ADEQUACY  OF THIS  PROSPECTUS.       ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND  SHARES ARE  AVAILABLE AS  A POOLED  FUNDING VEHICLE  FOR VARIABLE ANNUITY
 CONTRACTS OFFERED  BY  PARTICIPATING INSURANCE  COMPANIES.  THIS  PROSPECTUS
            SHOULD BE ACCOMPANIED BY THE PROSPECTUS FOR SUCH CONTRACTS.

AN  INVESTMENT  IN THE  GT  GLOBAL MONEY  MARKET  FUND IS  NEITHER  INSURED NOR
 GUARANTEED BY THE  U.S. GOVERNMENT. THERE  CAN BE NO  ASSURANCE THAT THE  GT
   GLOBAL  MONEY  MARKET  FUND  WILL  BE  ABLE  TO  MAINTAIN  A  STABLE NET
                                    ASSET VALUE OF $1.00 PER SHARE.

                               Prospectus Page 1

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
General Information.......................................................................          3
Financial Highlights......................................................................          4
Investment Objectives and Policies........................................................         13
Risk Factors..............................................................................         28
Currency, Options and Futures Strategies..................................................         34
How to Invest.............................................................................         36
Calculation of Net Asset Value............................................................         36
Dividends, Other Distributions and Federal Income Taxation................................         37
Management................................................................................         38
Other Information.........................................................................         44


                               Prospectus Page 2

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              GENERAL INFORMATION

--------------------------------------------------------------------------------

Each Fund is organized as a separate series of either G.T. Global Variable Investment Series or G.T. Global Variable Investment Trust (individually, a "Company," and collectively, the "Companies"). Each Company is registered with the SEC as an open-end management investment company. See "Other Information." Each Fund is treated as a separate entity for certain matters under the 1940 Act and for other purposes, including federal income tax purposes. A shareholder of one Fund is not deemed to be a shareholder of any other Fund.

The Funds are mutual funds that serve as funding vehicles for the VA Contracts offered by Participating Insurance Companies through Separate Accounts. Shares of the Funds may be offered to Separate Accounts of Participating Insurance Companies and serve as the underlying investments for VA Contracts ("shared funding"). Due to differences in tax treatment or other considerations, the interests of various VA Contract holders might at some time be in conflict. The Companies currently do not foresee any such conflict. However, the Companies' Boards of Trustees intend to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more Participating Insurance Companies' Separate Accounts might be required to withdraw all or a substantial portion of its investments in one or more Funds. This might disrupt a Fund's orderly portfolio management to the potential detriment of VA Contract holders.

The following Funds are organized as series of G.T. Global Variable Investment Series ("Investment Series"):

/ / GT Global Variable New Pacific Fund

/ / GT Global Variable Europe Fund

/ / GT Global Variable America Fund

/ / GT Global Variable International Fund

/ / GT Global Money Market Fund

The following Funds are organized as series of G.T. Global Variable Investment Trust ("Investment Trust"):

/ / GT Global Variable Latin America Fund

/ / GT Global Variable Infrastructure Fund

/ / GT Global Variable Natural Resources Fund

/ / GT Global Variable Telecommunications Fund

/ / GT Global Variable Growth & Income Fund

/ / GT Global Variable Strategic Income Fund

/ / GT Global Variable Emerging Markets Fund

/ / GT Global Variable Global Government Income Fund

/ / GT Global Variable U.S. Government Income Fund

The VA Contracts are described in a separate prospectus issued by each Participating Insurance Company for which the Companies assume no responsibility. Individual VA Contract holders are not the "shareholders" of either Company or any Fund. Rather, each Participating Insurance Company and its separate accounts are the shareholders (the "shareholders"). In accordance with current law, shareholder voting rights will be passed on to VA Contract holders. As described below, for certain matters Company shareholders vote together as a group; as to other matters, they vote separately by Fund.

                               Prospectus Page 3

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital charges for one share of each Fund for the periods shown. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the periods indicated below have been audited by Coopers & Lybrand, L.L.P. independent accountants, whose report thereon appears in the Statement of Additional Information.

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES

                                                                                  JULY 5, 1994
                                                                                  (COMMENCEMENT
                                                                                       OF
                                                                                   OPERATIONS)
                                                      YEAR ENDED DECEMBER 31,          TO
                                                    ---------------------------   DECEMBER 31,
                                                        1996           1995           1994
                                                    ------------   ------------   -------------
                                                     GT GLOBAL      GT GLOBAL       GT GLOBAL
                                                    ------------   ------------   -------------
                                                      VARIABLE       VARIABLE       VARIABLE
                                                    INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                                        FUND           FUND           FUND
                                                    ------------   ------------   -------------
Net asset value, beginning of period..............    $ 11.01        $ 11.25         $ 12.00
                                                    ------------   ------------   -------------
Income from investment operations
  Net investment income...........................       0.05*          0.09***         0.06**
  Net gains or losses on securities (both realized
   and unrealized)................................       0.89          (0.22)          (0.76)
                                                    ------------   ------------   -------------
Total from investment operations..................       0.94          (0.13)          (0.70)
                                                    ------------   ------------   -------------
Less distributions
  From net investment income......................      (0.00)         (0.09)          (0.05)
  From net realized gain on investments...........      (0.04)         (0.02)          (0.00)
  In excess of capital gains......................      (0.00)         (0.00)          (0.00)
  Return of capital...............................      (0.00)         (0.00)          (0.00)
                                                    ------------   ------------   -------------
    Total distributions...........................      (0.04)         (0.11)          (0.05)
                                                    ------------   ------------   -------------
Net asset value, end of period....................    $ 11.91        $ 11.01         $ 11.25
                                                    ------------   ------------   -------------
                                                    ------------   ------------   -------------
Total returns+ (b)................................       8.52%         (1.14)%         (5.81)%
Ratios/supplemental data
  Net assets, end of period (in 000's)............    $ 4,782        $ 3,663         $ 2,229
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................       0.48%          0.93%           3.33%
    Without reimbursement by the Manager and
     expense reductions (a).......................      (0.86)%        (1.35)%         (2.56)%
    Without expenses assumed by the Manager (a)...         --%            --%             --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................       1.15%          1.25%           0.69%
    Without reimbursement by the Manager and
     expense reductions (a).......................       2.49%          3.53%           6.58%
    Without expenses assumed by the Manager (a)...         --%            --%             --%
  Portfolio turnover (a)..........................         92%           107%             17%
  Average commission rate per share paid on
   portfolio transactions.........................    $0.0156            N/A             N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

* Includes reimbursement by the Manager of International Fund operating expenses of $0.14.

** Includes reimbursement by the Manager of International Fund operating expenses of $0.11.

*** Includes reimbursement by the Manager of International Fund operating expenses of $0.22.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 4

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                           YEAR ENDED DECEMBER 31, 1996           YEAR ENDED DECEMBER 31, 1995
                                                    ------------------------------------------  --------------------------------
                                                                    GT GLOBAL                              GT GLOBAL
                                                    ------------------------------------------  --------------------------------
                                                     VARIABLE                                    VARIABLE
                                                        NEW       VARIABLE  VARIABLE   MONEY        NEW       VARIABLE  VARIABLE
                                                      PACIFIC      EUROPE   AMERICA    MARKET     PACIFIC      EUROPE   AMERICA
                                                       FUND         FUND      FUND      FUND       FUND         FUND      FUND
                                                    -----------   --------  --------  --------  -----------   --------  --------
Net asset value, beginning of period..............   $    13.92   $  16.52  $  19.46  $   1.00   $    14.01   $  15.22  $  15.81
                                                    -----------   --------  --------  --------  -----------   --------  --------
Income from investment operations
  Net investment income...........................         0.13**     0.05**     0.12**     0.05**        0.20*     0.18*     0.21*
  Net gains or losses on securities (both realized
   and unrealized)................................         4.16       4.93      3.18      0.00        (0.23)      1.28      3.80
                                                    -----------   --------  --------  --------  -----------   --------  --------
Total from investment operations..................         4.29       4.98      3.30      0.05        (0.03)      1.46      4.01
                                                    -----------   --------  --------  --------  -----------   --------  --------
Less distributions
  From net investment income......................        (0.19)     (0.16)    (0.30)    (0.05)       (0.06)     (0.16)    (0.07)
  From net realized gain on investments...........        (0.00)     (0.00)    (2.75)    (0.00)       (0.00)     (0.00)    (0.29)
  In excess of capital gains......................        (0.00)     (0.00)    (0.00)    (0.00)       (0.00)     (0.00)    (0.00)
  Return of capital...............................        (0.00)     (0.00)    (0.00)    (0.00)       (0.00)     (0.00)    (0.00)
                                                    -----------   --------  --------  --------  -----------   --------  --------
    Total distributions...........................        (0.19)     (0.16)    (3.05)    (0.05)       (0.06)     (0.16)    (0.36)
                                                    -----------   --------  --------  --------  -----------   --------  --------
Net asset value, end of period....................   $    18.02   $  21.34  $  19.71  $   1.00   $    13.92   $  16.52  $  19.46
                                                    -----------   --------  --------  --------  -----------   --------  --------
                                                    -----------   --------  --------  --------  -----------   --------  --------
Total returns+ (b)................................        30.97%     30.25%    18.55%     4.75%       (0.21)%     9.66%    25.37%
Ratios/supplemental data
  Net assets, end of period (in 000's)............   $   32,670   $ 24,537  $ 41,647  $ 19,794   $   23,025   $ 15,641  $ 37,643
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................         0.88%      0.36%     0.52%     4.67%        1.27%      1.12%     1.66%
    Without reimbursement by the Manager and
     expense
     reductions (a)...............................         0.60%      0.09%     0.46%     4.57%        1.74%      0.60%     1.60%
    Without expenses assumed by the Manager (a)...           --%        --%       --%       --%          --%        --%       --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................         1.12%      1.20%     0.95%     0.75%        1.14%      1.20%     1.00%
    Without reimbursement by the Manager and
     expense
     reductions (a)...............................         1.40%      1.47%     1.01%     0.85%        1.61%      1.72%     1.06%
    Without expenses assumed by the Manager (a)...           --%        --%       --%       --%          --%        --%       --%
  Portfolio turnover (a)..........................           70%        56%      248%      N/A           67%       123%       79%
  Average commission rate per share paid on
   portfolio transactions.........................   $   0.0071   $ 0.0313  $ 0.0531       N/A          N/A        N/A       N/A


                                                     MONEY
                                                     MARKET
                                                      FUND
                                                    --------
Net asset value, beginning of period..............  $   1.00
                                                    --------
Income from investment operations
  Net investment income...........................      0.05*
  Net gains or losses on securities (both realized
   and unrealized)................................      0.00
                                                    --------
Total from investment operations..................      0.05
                                                    --------
Less distributions
  From net investment income......................     (0.05)
  From net realized gain on investments...........     (0.00)
  In excess of capital gains......................     (0.00)
  Return of capital...............................     (0.00)
                                                    --------
    Total distributions...........................     (0.05)
                                                    --------
Net asset value, end of period....................  $   1.00
                                                    --------
                                                    --------
Total returns+ (b)................................      5.26%
Ratios/supplemental data
  Net assets, end of period (in 000's)............  $ 14,891
  Ratio of net investment income (loss) to average
   net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................      5.15%
    Without reimbursement by the Manager and
     expense
     reductions (a)...............................      4.85%
    Without expenses assumed by the Manager (a)...        --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and expense
     reductions (a)...............................      0.75%
    Without reimbursement by the Manager and
     expense
     reductions (a)...............................      1.05%
    Without expenses assumed by the Manager (a)...        --%
  Portfolio turnover (a)..........................       N/A
  Average commission rate per share paid on
   portfolio transactions.........................       N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized for periods of less than one year.

* Includes reimbursement by the Manager of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1995 of $0.04, $0.08, $0.01 and $0.00, respectively.

** Includes reimbursement by the Manager of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1996 of $0.04, $0.04, $0.00 and $0.00, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 5

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                YEAR ENDED DECEMBER 31, 1994
                                          -----------------------------------------
                                                          GT GLOBAL
                                          -----------------------------------------
                                           VARIABLE
                                              NEW       VARIABLE   VARIABLE  MONEY
                                            PACIFIC      EUROPE    AMERICA  MARKET
                                             FUND         FUND      FUND     FUND
                                          -----------   --------   -------  -------
Net asset value, beginning of period....    $ 16.07     $ 15.33    $13.75   $  1.00
                                          -----------   --------   -------  -------
Income from investment operations
  Net investment income.................       0.08**      0.16**    0.48 **    0.03**
  Net gains or losses on securities
   (both realized and unrealized).......      (2.08)      (0.25)     2.08      0.00
                                          -----------   --------   -------  -------
Total from investment operations........      (2.00)      (0.09)     2.56      0.03
                                          -----------   --------   -------  -------
Less distributions
  From net investment income............      (0.06)      (0.00)    (0.50 )   (0.03)
  From net realized gain on
   investments..........................      (0.00)      (0.02)    (0.00 )   (0.00)
  In excess of capital gains............      (0.00)      (0.00)    (0.00 )   (0.00)
  Return of capital.....................      (0.00)      (0.00)    (0.00 )   (0.00)
                                          -----------   --------   -------  -------
Total distributions.....................      (0.06)      (0.02)    (0.50 )   (0.03)
                                          -----------   --------   -------  -------
Net asset value, end of period..........    $ 14.01     $ 15.22    $15.81   $  1.00
                                          -----------   --------   -------  -------
                                          -----------   --------   -------  -------
Total returns+ (b)......................     (12.47)%     (0.59)%   18.88 %    3.48%
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................    $19,391     $15,020    $15,257  $19,474
  Ratio of net investment income to
   average net assets:
    With reimbursement by the Manager
     and expense reductions (a).........       0.83%       1.48%     1.83 %    3.70%
    Without reimbursement by the Manager
     and expense reductions (a).........       0.48%       1.07%     0.76 %    3.64%
    Without expenses assumed by the
     Manager (a)........................         --%         --%       -- %      --%
  Ratio of expenses to average net
   assets:
    With reimbursement by the Manager
     and expense reductions (a).........       1.25%       1.25%     0.98 %    0.75%
    Without reimbursement by the Manager
     and expense reductions (a).........       1.60%       1.66%     2.05 %    0.81%
    Without expenses assumed by the
     Manager (a)........................         --%         --%       -- %      --%
  Portfolio turnover (a)................         30%         61%      139 %     N/A
  Average commission rate per share paid
   on portfolio transactions............        N/A         N/A       N/A       N/A

                                             FEBRUARY 10, 1993 (COMMENCEMENT OF
                                              OPERATIONS) TO DECEMBER 31, 1993
                                          -----------------------------------------
                                                          GT GLOBAL
                                          -----------------------------------------
                                           VARIABLE
                                              NEW       VARIABLE   VARIABLE  MONEY
                                            PACIFIC      EUROPE    AMERICA   MARKET
                                             FUND         FUND      FUND      FUND
                                          -----------   --------   -------   ------
Net asset value, beginning of period....    $12.00       $12.00    $12.00    $1.00
                                          -----------   --------   -------   ------
Income from investment operations
  Net investment income.................      0.04*        0.05*     1.11*    0.03 *
  Net gains or losses on securities
   (both realized and unrealized).......      4.03         3.28      0.64     0.00
                                          -----------   --------   -------   ------
Total from investment operations........      4.07         3.33      1.75     0.03
                                          -----------   --------   -------   ------
Less distributions
  From net investment income............     (0.00)       (0.00)    (0.00)   (0.03 )
  From net realized gain on
   investments..........................     (0.00)       (0.00)    (0.00)   (0.00 )
  In excess of capital gains............     (0.00)       (0.00)    (0.00)   (0.00 )
  Return of capital.....................     (0.00)       (0.00)    (0.00)   (0.00 )
                                          -----------   --------   -------   ------
Total distributions.....................     (0.00)       (0.00)    (0.00)   (0.03 )
                                          -----------   --------   -------   ------
Net asset value, end of period..........    $16.07       $15.33    $13.75    $1.00
                                          -----------   --------   -------   ------
                                          -----------   --------   -------   ------
Total returns+ (b)......................      33.9%        27.8%     14.7%     2.6 %
Ratios/supplemental data
  Net assets, end of period (in
   000's)...............................    $7,945       $5,410    $1,700    $3,775
  Ratio of net investment income to
   average net assets:
    With reimbursement by the Manager
     and expense reductions (a).........       0.9%         1.1%     14.1%     2.9 %
    Without reimbursement by the Manager
     and expense reductions (a).........       0.3%         0.4%     12.8%     2.1 %
    Without expenses assumed by the
     Manager (a)........................      (2.0)%       (2.8)%     7.6%    (2.6 )%
  Ratio of expenses to average net
   assets:
    With reimbursement by the Manager
     and expense reductions (a).........       0.6%         0.7%      0.0%     0.2 %
    Without reimbursement by the Manager
     and expense reductions (a).........       1.3%         1.4%      1.3%     1.0 %
    Without expenses assumed by the
     Manager (a)........................       3.6%         4.6%      6.5%     5.7 %
  Portfolio turnover (a)................        15%          27%      831%     N/A
  Average commission rate per share paid
   on portfolio transactions............       N/A          N/A       N/A      N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1993 of $0.03, $0.03, $0.10 and $0.01, respectively.

** Includes reimbursement by the Manager of New Pacific Fund, Europe Fund, America Fund and Money Market Fund operating expenses for the fiscal year ended December 31, 1994, of $0.03, $0.04, $0.28 and $0.00, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 6

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT TRUST

                                                                    YEAR ENDED DECEMBER 31, 1996
                                                              -----------------------------------------
                                                                         GT GLOBAL VARIABLE
                                                              -----------------------------------------
                                                                                NATURAL
                                                              INFRASTRUCTURE   RESOURCES     EMERGING
                                                                   FUND          FUND      MARKETS FUND
                                                              --------------   ---------   ------------
Net asset value, beginning of period........................      $13.27         $13.88       $10.88
                                                              --------------   ---------   ------------
Income from investment operations
  Net investment income.....................................        0.11*         (0.06)*       0.11*
  Net gains or losses on securities (both realized and
   unrealized)..............................................        3.19           7.16         3.27
                                                              --------------   ---------   ------------
Total from investment operations............................        3.30           7.10         3.38
                                                              --------------   ---------   ------------
Less distributions
  From net investment income................................       (0.03)         (0.00)       (0.00)
  From capital gain.........................................       (0.07)         (0.00)       (0.00)
  In excess of capital gains................................       (0.00)         (0.00)       (0.00)
  Return of capital.........................................       (0.00)         (0.00)       (0.00)
                                                              --------------   ---------   ------------
Total distributions.........................................       (0.10)         (0.00)       (0.00)
                                                              --------------   ---------   ------------
Net asset value, end of period..............................     $ 16.47        $ 20.98      $ 14.26
                                                              --------------   ---------   ------------
                                                              --------------   ---------   ------------
Total returns+ (b)                                                24.88%         51.15%       31.07%
Ratios/supplemental data
  Net assets, end of period (in 000's)......................     $ 6,054        $16,308      $17,604
  Ratio of net investment income to average net assets:
    With reimbursement by the Manager and expense reductions
     (a)....................................................       1.35%          (0.60)%      0.89%
    Without reimbursement by the Manager and expense
     reductions (a).........................................       0.03%          (1.30)%      0.39%
    Without expenses assumed by the Manager (a).............         --%            --%          --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and expense reductions
     (a)....................................................       1.21%          1.19%        1.18%
    Without reimbursement by the Manager and expense
     reductions (a).........................................       2.53%          1.89%        1.68%
    Without expenses assumed by the Manager (a).............         --%            --%          --%
  Portfolio turnover (a)....................................         76%           199%         216%
  Average commission rate per share paid on portfolio
   transactions.............................................     $0.0101        $0.0164      $0.0021

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager of Infrastructure Fund, Natural Resources Fund and Emerging Markets Fund of operating expenses for the fiscal year ended December 31, 1996 of $0.19, $0.11 and $0.05, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 7

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                                           JULY 5, 1994
                                                                   JANUARY 31, 1995                        (COMMENCEMENT
                                                                   (COMMENCEMENT OF         YEAR ENDED    OF OPERATIONS)
                                                                    OPERATIONS) TO         DECEMBER 31,   TO DECEMBER 31,
                                                                  DECEMBER 31, 1995            1995            1994
                                                              --------------------------   ------------   ---------------
                                                                                  GT GLOBAL VARIABLE
                                                              -----------------------------------------------------------
                                                                                NATURAL                      EMERGING
                                                              INFRASTRUCTURE   RESOURCES     EMERGING         MARKETS
                                                                   FUND          FUND      MARKETS FUND        FUND
                                                              --------------   ---------   ------------   ---------------
Net asset value, beginning of period........................      $12.00         $12.00       $11.89           $12.00
                                                              --------------   ---------   ------------   ---------------
Income from investment operations
  Net investment income.....................................        0.07***        0.73***      0.14**           0.07*
  Net gains or losses on securities (both realized and
   unrealized)..............................................        1.20           1.91        (1.04)           (0.05)
                                                              --------------   ---------   ------------   ---------------
Total from investment operations............................        1.27           2.64        (0.90)            0.02
                                                              --------------   ---------   ------------   ---------------
Less distributions
  From net investment income................................          --          (0.71)       (0.09)           (0.07)
  From capital gain.........................................          --             --           --            (0.00)
  In excess of capital gains................................          --          (0.05)          --            (0.06)
  Return of capital.........................................          --             --        (0.02)           (0.00)
                                                              --------------   ---------   ------------   ---------------
Total distributions.........................................          --          (0.76)       (0.11)           (0.13)
                                                              --------------   ---------   ------------   ---------------
Net asset value, end of period..............................      $13.27         $13.88       $10.88           $11.89
                                                              --------------   ---------   ------------   ---------------
                                                              --------------   ---------   ------------   ---------------
Total returns+ (b)                                                 10.58%         22.20%       (7.54)%           0.12%
Ratios/supplemental data
  Net assets, end of period (in 000's)......................     $ 1,594        $ 1,365      $ 8,983          $ 7,267
  Ratio of net investment income to average net assets:
    With reimbursement by the Manager and expense reductions
     (a)....................................................        1.24%         10.87%        1.55%            4.10%
    Without reimbursement by the Manager and expense
     reductions (a).........................................       (6.11)%         2.94%        0.51%           (0.20)%
    Without expenses assumed by the Manager (a).............          --%            --%          --%              --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and expense reductions
     (a)....................................................        1.22%          1.14%        1.18%            0.00%
    Without reimbursement by the Manager and expense
     reductions (a).........................................        8.57%          9.07%        2.22%            4.30%
    Without expenses assumed by the Manager (a).............          --%            --%          --%              --%
  Portfolio turnover (a)....................................          38%           875%         210%             117%
  Average commission rate per share paid on portfolio
   transactions.............................................         N/A            N/A          N/A              N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager of Emerging Markets Fund operating expenses of $0.07.

** Includes reimbursement by the Manager of Emerging Markets Fund operating expenses for the fiscal year ended December 31, 1995 of $0.09.

*** Includes reimbursement by the Manager of operating expenses for the period
    January 31, 1995 to December 31, 1995 for the Infrastructure Fund and Natural Resources Fund of $0.42 and $0.47, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 8

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                             YEAR ENDED DECEMBER 31, 1996
                                                  ----------------------------------------------------------------------------------
                                                                                  GT GLOBAL VARIABLE
                                                  ----------------------------------------------------------------------------------
                                                     LATIN                                  GLOBAL          U.S.         TELECOM-
                                                    AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                     FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period............   $   12.42    $   14.57    $   11.86     $   11.51      $   11.74      $   16.87
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Income from investment operations
  Net investment income.........................        0.27*        0.53*        0.95*         0.72*          0.60*         (0.05)*
  Net gains or losses on securities (both
   realized and unrealized).....................        2.49         1.81         1.50         (0.06)         (0.35)          3.31
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations................        2.76         2.34         2.45          0.66           0.25           3.26
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income....................       (0.37)       (0.35)       (0.85)        (0.74)         (0.58)         (0.02)
  From net realized gain or investments.........       (0.00)       (0.05)       (0.08)        (0.00)         (0.00)         (1.97)
  In excess of capital gains....................       (0.01)       (0.00)       (0.00)        (0.00)         (0.00)         (0.00)
  Return of capital.............................       (0.00)       (0.00)       (0.00)        (0.00)         (0.00)         (0.00)
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total distributions.............................       (0.38)       (0.40)       (0.93)        (0.74)         (0.58)         (1.99)
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period..................   $   14.80    $   16.51    $   13.38     $   11.43      $   11.41      $   18.14
                                                  -----------  -----------  -----------  -------------  -------------  -------------
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total returns+(b)...............................       22.48%       16.33%       21.58%         6.17%          2.23%         19.34%
Ratios/supplemental data
  Net assets, end of period (in 000's)..........   $  22,928    $  36,433    $  31,718     $  10,397      $   5,483      $  63,252
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Manager and
     expense reductions (a).....................        1.94%        3.58%        7.74%         6.32%          5.24%         (0.26)%
    Without reimbursement by the Manager and
     expense reductions (a).....................        1.69%        3.48%        7.59%         5.80%          4.49%         (0.31)%
    Without expenses assumed by the
     Manager (a)................................          --%          --%          --%           --%            --%            --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and
     expense reductions (a).....................        1.17%        1.20%        0.99%         0.95%          1.00%          1.12%
    Without reimbursement by the Manager and
     expense reductions (a).....................        1.42%        1.30%        1.14%         1.47%          1.75%          1.17%
    Without expenses assumed by the
     Manager (a)................................          --%          --%          --%           --%            --%            --%
  Portfolio turnover (a)........................         102%          57%         210%          235%            49%            77%
  Average commission rate per share paid on
   portfolio transactions.......................   $  0.0002    $  0.0147          N/A           N/A            N/A      $  0.0068

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager of operating expenses for the fiscal year ended December 31, 1996 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Telecommunications Fund of $0.02, $0.01, $0.02, $0.06, $0.08 and $0.00, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 9

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                             YEAR ENDED DECEMBER 31, 1995
                                                  ----------------------------------------------------------------------------------
                                                                                  GT GLOBAL VARIABLE
                                                  ----------------------------------------------------------------------------------
                                                     LATIN                                  GLOBAL          U.S.         TELECOM-
                                                    AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                     FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period............   $   19.17    $   12.99    $   10.82     $   10.63      $   10.79      $   13.98
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Income from investment operations
  Net investment income.........................        0.51*        0.52*        1.07*         0.79*          0.62*          0.02*
  Net gains or losses on securities (both
   realized and unrealized).....................       (5.10)        1.46         0.93          0.84           0.93           3.26
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations................       (4.59)        1.98         2.00          1.63           1.55           3.28
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income....................       (0.16)       (0.40)       (0.96)        (0.75)         (0.60)         (0.03)
  From capital gain.............................       (2.00)       (0.00)       (0.00)        (0.00)         (0.00)         (0.36)
  In excess of capital gains....................       (0.00)       (0.00)       (0.00)        (0.00)         (0.00)         (0.00)
  Return of capital.............................       (0.00)       (0.00)       (0.00)        (0.00)         (0.00)         (0.00)
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total distributions.............................       (2.16)       (0.40)       (0.96)        (0.75)         (0.60)         (0.39)
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period..................   $   12.42    $   14.57    $   11.86     $   11.51      $   11.74      $   16.87
                                                  -----------  -----------  -----------  -------------  -------------  -------------
                                                  -----------  -----------  -----------  -------------  -------------  -------------
Total returns+(b)...............................      (24.14)%      15.49%       19.50%        15.85%         14.73%         23.66%
Ratios/supplemental data
  Net assets, end of period (in 000's)..........   $  19,771    $  30,565    $  25,345     $  11,944      $   5,992      $  50,778
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Manager and
     expense reductions (a).....................        4.43%        3.87%        9.59%         7.03%          5.43%          0.16%
    Without reimbursement by the Manager and
     expense reductions (a).....................        3.92%        3.66%        9.35%         6.37%          3.87%          0.10%
    Without expenses assumed by the
     Manager (a)................................          --%          --%          --%           --%            --%            --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and
     expense reductions (a).....................        1.18%        1.23%        1.00%         1.00%          1.00%          1.20%
    Without reimbursement by the Manager and
     expense reductions (a).....................        1.69%        1.44%        1.24%         1.66%          2.56%          1.26%
    Without expenses assumed by the
     Manager (a)................................          --%          --%          --%           --%            --%            --%
  Portfolio turnover (a)........................         140%          73%         193%          394%           186%            70%
  Average commission rate per share paid on
   portfolio transactions.......................         N/A          N/A          N/A           N/A            N/A            N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager of operating expenses for the fiscal year ended December 31, 1995 for the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Telecommunications Fund of $0.06, $0.03, $0.03, $0.07, $0.14 and $0.00, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 10

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                            YEAR ENDED DECEMBER 31, 1994
                                                 ----------------------------------------------------------------------------------
                                                                                 GT GLOBAL VARIABLE
                                                 ----------------------------------------------------------------------------------
                                                    LATIN                                  GLOBAL          U.S.         TELECOM-
                                                   AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT     MUNICATIONS
                                                    FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND       FUND
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, beginning of period...........   $   17.68    $   13.77    $   14.57     $   12.53      $   12.23      $   13.07
Income from investment operations
  Net investment income........................        0.11*        0.46*        1.71*         0.77*          0.63*          0.01*
  Net gains or losses on securities (both
   realized and unrealized)....................        1.49        (0.85)       (4.17)        (1.85)         (1.39)          0.92
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total from investment operations...............         1.6        (0.39)       (2.46)        (1.08)         (0.76)          0.93
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Less distributions
  From net investment income...................       (0.04)       (0.39)       (0.79)        (0.73)         (0.62)         (0.02)
  From capital gain............................       (0.07)       (0.00)       (0.45)        (0.00)         (0.06)         (0.00)
  In excess of capital gains...................       (0.00)       (0.00)       (0.00)        (0.00)         (0.00)         (0.00)
  Return of capital............................       (0.00)       (0.00)       (0.05)        (0.09)         (0.00)         (0.00)
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total distributions............................       (0.11)       (0.39)       (1.29)        (0.82)         (0.68)         (0.02)
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Net asset value, end of period.................   $   19.17    $   12.99        10.82     $   10.63      $   10.79      $   13.98
                                                 -----------  -----------  -----------  -------------  -------------  -------------
                                                 -----------  -----------  -----------  -------------  -------------  -------------
Total returns+ (b).............................        9.14%       (2.85)%     (17.09)%       (8.70)%        (6.27)%         7.15%
Ratios/supplemental data
  Net assets, end of period (in 000's).........   $  26,631    $  25,580    $  23,367     $   9,654      $   2,415      $  36,029
  Ratio of net investment income to average net
   assets:
    With reimbursement by the Manager and
     expense reductions (a)....................        0.82%        3.69%        7.58%         6.89%          5.53%          0.31%
    Without reimbursement by the Manager and
     expense reductions (a)....................        0.49%        3.45%        7.43%         6.21%          1.29%          0.07%
    Without expenses assumed by the
     Manager (a)...............................          --%          --%          --%           --%            --%            --%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and
     expense reductions (a)....................        1.25%        1.25%        1.00%         1.00%          0.38%          1.25%
    Without reimbursement by the Manager and
     expense reductions (a)....................        1.58%        1.49%        1.15%         1.68%          4.63%          1.49%
    Without expenses assumed by the
     Manager (a)...............................          --%          --%          --%           --%            --%            --%
  Portfolio turnover (a).......................         185%          53%         313%          350%            34%            81%
  Average commission rate per share paid on
   portfolio transactions......................         N/A          N/A          N/A           N/A            N/A            N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1994 of $0.04, $0.03, $0.04, $0.08, $0.48 and $0.01, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 11

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                                                      OCTOBER 18,
                                                                                                                         1993
                                                                                                                     (COMMENCEMENT
                                                                                                                   OF OPERATIONS) TO
                                                              FEBRUARY 10, 1993 (COMMENCEMENT OF                     DECEMBER 31,
                                                               OPERATIONS) TO DECEMBER 31, 1993                          1993
                                              -------------------------------------------------------------------  -----------------
                                                                                GT GLOBAL VARIABLE
                                              --------------------------------------------------------------------------------------
                                                 LATIN                                  GLOBAL          U.S.           TELECOM-
                                                AMERICA     GROWTH &     STRATEGIC    GOVERNMENT     GOVERNMENT       MUNICATIONS
                                                 FUND      INCOME FUND  INCOME FUND   INCOME FUND    INCOME FUND         FUND
                                              -----------  -----------  -----------  -------------  -------------  -----------------
Net asset value, beginning of period........   $   12.00    $   12.00    $   12.00     $   12.00      $   12.00        $   12.00
Income from investment operations
  Net investment income.....................        0.04*        0.31*        0.61*         0.57*          0.53*            0.04*
  Net gains or losses on securities (both
   realized and unrealized).................        5.64         1.79         2.57          0.52           0.23             1.03
                                              -----------  -----------  -----------  -------------  -------------        -------
Total from investment operations............        5.68         2.10         3.18          1.09           0.76             1.07
                                              -----------  -----------  -----------  -------------  -------------        -------
Less distributions
  From net investment income................       (0.00)       (0.28)       (0.61)        (0.56)         (0.53)           (0.00)
  From capital gain.........................       (0.00)       (0.05)       (0.00)        (0.00)         (0.00)           (0.00)
  In excess of capital gains................       (0.00)       (0.00)       (0.00)        (0.00)         (0.00)           (0.00)
                                              -----------  -----------  -----------  -------------  -------------        -------
Total distributions.........................       (0.00)       (0.33)       (0.61)        (0.56)         (0.53)           (0.00)
                                              -----------  -----------  -----------  -------------  -------------        -------
Net asset value, end of period..............   $   17.68    $   13.77    $   14.57     $   12.53      $   12.23        $   13.07
                                              -----------  -----------  -----------  -------------  -------------        -------
                                              -----------  -----------  -----------  -------------  -------------        -------
Total returns+ (b)..........................        47.3%        17.8%        27.5%          9.5%           6.4%             8.9%
Ratios/supplemental data
  Net assets, end of period (in 000's)......   $   8,240    $  11,677    $  18,089     $   6,136      $     974        $   7,903
  Ratio of net investment income to average
   net assets:
    With reimbursement by the Manager and
     expense reductions* (a)................         1.0%         3.2%         6.6%          6.1%           5.3%             2.5%
    Without reimbursement by the Manager and
     expense reductions (a).................         0.4%         2.7%         6.3%          5.5%           3.4%             2.3%
    Without expenses assumed by
     the Manager (a)........................        (2.5)%        1.1%         5.2%          2.4%          (6.9)%            1.6%
  Ratio of expenses to average net assets:
    With reimbursement by the Manager and
     expense reductions* (a)................         0.7%         0.6%         0.5%          0.5%           0.0%             0.9%
    Without reimbursement by the Manager and
     expense reductions (a).................         1.3%         1.2%         0.9%          1.1%           1.9%             1.1%
    Without expenses assumed by
     the Manager (a)........................         4.2%         2.8%         1.9%          4.2%          12.3%             1.8%
  Portfolio turnover (a)....................          78%          17%         245%          298%            81%              20%
  Average commission rate per share paid on
   portfolio transactions...................         N/A          N/A          N/A           N/A            N/A              N/A

------------------
(a) Annualized for periods of less than one year.

(b) Not annualized.

* Includes reimbursement by the Manager for Latin America Fund, Growth & Income Fund, Strategic Income Fund, Global Government Income Fund, U.S. Government Income Fund and Telecommunications Fund operating expenses for the fiscal year ended December 31, 1993 of $0.02, $0.05, $0.03, $0.06, $0.19 and $0.00, respectively.

+ Total return information shown in the above table does not reflect expenses that apply to the Separate Accounts or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

                               Prospectus Page 12

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                       INVESTMENT OBJECTIVES AND POLICIES

--------------------------------------------------------------------------------

Each Fund has its own investment objective(s) and investment policies. The objective(s) and policies of each Fund determine the types of securities in which that Fund may invest and will affect both the investment return and the degree of risk to which that Fund is subject. There can be no assurance that any Fund will achieve its investment objective(s).

                              GLOBAL GROWTH FUNDS

The investment objective of each of the New Pacific Fund, the Europe Fund, the International Fund, and the America Fund (collectively, "Global Growth Funds") is long-term growth of capital. The New Pacific Fund, the Europe Fund and the International Fund each seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of issuers domiciled in its Primary Investment Area, as described below. The America Fund seeks its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies domiciled in the United States that, at the time of purchase, have market capitalizations of $1 billion to $5 billion ("U.S. mid cap companies"). Equity securities in which the Global Growth Funds may invest include common stocks, preferred stocks, convertible debt securities and warrants to acquire such securities.

The Primary Investment Areas of the Global Growth Funds are as follows:

NEW PACIFIC FUND -- Australia, Hong Kong, India, Indonesia, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, South Korea, Taiwan and Thailand.

EUROPE FUND -- Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, Turkey and the United Kingdom.

INTERNATIONAL FUND -- all countries listed for each other Global Growth Fund, and Argentina, Brazil, Canada, Chile, Colombia, Israel, Japan, Mexico, Peru and Venezuela, but not the United States.

AMERICA FUND -- the United States.

From time to time the Investment Series' Board of Trustees may add or delete countries from a Global Growth Fund's Primary Investment Area.

For purposes of this Prospectus, an issuer typically is considered as domiciled in a particular country if it is (a) organized under the laws of, or has its principal office in, a particular country or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities tends to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

Each Global Growth Fund may invest up to 35% of its assets in the equity securities of issuers domiciled outside of its Primary Investment Area, including: (a) securities of issuers not domiciled in the Primary Investment Area but which are domiciled in countries that are linked by tradition, economic markets, cultural similarities or geography to such Primary Investment Area; and
(b) securities of issuers domiciled elsewhere in the world that have operations in the Primary Investment Area or that stand to benefit from political and economic events in the Primary Investment Area. In addition, the America Fund may invest up to 35% of its total assets in equity securities of issuers domiciled in the United States that are not U.S. mid cap companies.

Up to 35% of each Global Growth Fund's assets may be invested in debt securities of issuers that may or may not be domiciled in such Fund's Primary Investment Area. The Global Growth Funds will limit their purchases of debt securities to obligations rated no lower than investment grade, or if unrated, deemed by the Manager to be of equivalent quality. See "Risk Factors."

In managing the New Pacific Fund, the Europe Fund and the International Fund, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager further attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Manager intends to invest in such

                               Prospectus Page 13

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
markets only after balancing the potential for growth of selected companies in each market relative to the risks of investing in each such country. Among the factors to be considered are that several of the markets included in the Primary Investment Areas of the New Pacific Fund, the Europe Fund and the International Fund are so-called developing countries, and their economies and markets are less developed and more prone to uncertainty, instability and risk than the other markets in which such Funds invest. Under normal circumstances, the assets of the International Fund are invested in the equity securities of issuers domiciled in at least three different countries.

In selecting equity securities for the America Fund, the Manager uses a multi-stage process to identify companies that possess sustainable above average growth at an attractive offering price. The process for selecting mid cap growth stocks consists of four components: asset allocation, industry diversification, stock selection and quality control. The Manager tracks individual companies and categorizes them into industry groups. Purchases and sales of individual securities are based on the ratings established by the Manager on a weekly basis. Stocks ranked in the top 30% are buys, and the bottom 30% are sells. The quality control process ensures consistency with the industry and asset allocation guidelines as well as stock guidelines. There is no assurance that this process will produce better or more consistent results than other investment processes.

                              INFRASTRUCTURE FUND

The INFRASTRUCTURE FUND'S investment objective is long-term capital growth. The Infrastructure Fund seeks its objective by investing primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Fund invests in infrastructure companies that, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Infrastructure Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Fund's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries. The Infrastructure Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. See "Risk Factors."

The Infrastructure Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Infrastructure Fund invests in the equity securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Infrastructure Fund's total assets.

In analyzing companies for possible investment by the Infrastructure Fund, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

For purposes of the Infrastructure Fund's policy of normally investing at least 65% of its total assets in the equity securities of infrastructure companies, the companies in which the Infrastructure Fund will principally invest will be those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems; and other products and services which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.

The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water and communications systems are essential elements for long-term economic growth. The Manager believes that many

                               Prospectus Page 14

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economic growth may be the development or improvement of their infrastructure.

                             NATURAL RESOURCES FUND

The NATURAL RESOURCES FUND'S investment objective is long-term capital growth. The Natural Resources Fund seeks its objective by investing primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. The Natural Resources Fund invests in natural resource companies that, in the opinion of the Manager, have potential for above average, long-term growth in sales and earnings.

At least 65% of the Natural Resources Fund's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Fund's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries. The Natural Resources Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. See "Risk Factors."
The Natural Resources Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Natural Resources Fund invests in the equity securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 50% of the Natural Resources Fund's total assets.

The Natural Resources Fund may invest in securities of companies in those natural resource industries and commodity groups that, in the Manager's opinion, may perform well during periods of rising inflation. In analyzing such companies for possible investment by the Natural Resources Fund, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; strong management; and general operating characteristics which will enable the companies to compete successfully in their respective markets.

For purposes of the Natural Resources Fund's policy of normally investing at least 65% of its total assets in the equity securities of natural resource companies, the companies in which the Natural Resources Fund will principally invest will be those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services which, in the Manager's opinion, are significant to the ownership and development of natural resources and other basic commodities.

The Manager will allocate the Natural Resources Fund's investments among those natural resource companies depending on its assessment of their long-term growth potential. In assessing these companies' long-term growth potential, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and

                               Prospectus Page 15

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
production techniques and facilities, current inventories, expected production and demand levels, and the potential to accumulate new resources.

The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

                            TELECOMMUNICATIONS FUND

The TELECOMMUNICATIONS FUND'S investment objective is long-term growth of capital. The Telecommunications Fund seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunication Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such stocks issued by telecommunications companies. A "telecommunications company" is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industries.

The Telecommunications Fund may invest substantially in securities denominated in one or more currencies. Under normal conditions, the Telecommunications Fund invests in the equity securities of issuers located in at least three different countries, including the United States. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Telecommunications Fund's total assets.

Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potentials.

For purposes of the Telecommunications Fund's policy of normally investing at least 65% of its total assets in the equity securities of telecommunications companies, the companies in which the Telecommunications Fund will principally invest will be those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Manager expects that, from time to time, a significant portion of the Telecommunications Fund's assets may be invested in the securities of domestic issuers. Telecommunications, however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies that comprise the telecommunications industry are headquartered outside of the United States.

For these reasons, the Manager believes that a portfolio comprised only of securities of U.S. issuers does not provide the greatest potential for return from a telecommunications investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and telecommunications companies then providing the

                               Prospectus Page 16

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
greatest potential for long-term capital appreciation. In this fashion, the Manager and the Telecommunications Fund seek to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global telecommunications industry. The Manager will allocate the Telecommunications Fund's assets among securities of countries and in currency denominations and industry sectors where opportunities for meeting the Telecommunications Fund's investment objective are expected to be the most attractive.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunication's Fund's portfolio. Older technologies, such as photography and print, also may be represented, however.

                               LATIN AMERICA FUND

The LATIN AMERICA FUND'S investment objective is capital appreciation. The Fund normally invests at least 65% of its total assets in the securities of a broad range of Latin American issuers. The Latin America Fund may invest in common stock, preferred stock, rights, warrants and securities convertible into common stock, and other substantially similar forms of equity securities with comparable risk characteristics, as well as bonds, notes, debentures or other forms of indebtedness that may be developed in the future. Up to 35% of the Latin America Fund's total assets may be invested in a combination of equity and debt securities of U.S. issuers.

For purposes of this Prospectus, unless otherwise indicated, the Latin America Fund defines Latin America to include the following countries: Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Colombia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatemala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. Under current market conditions, the Latin America Fund expects to invest primarily in securities issued by companies and governments in Mexico, Chile, Brazil and Argentina. The Latin America Fund may invest more than 25% of its assets in any of these four countries, but does not expect to invest more than 60% of its total assets in any one country.

Under normal circumstances, the Latin America Fund may invest up to 50% of its assets in debt securities. Capital appreciation in debt securities may arise as a result of a favorable change in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from such debt securities owned by the Fund is incidental to the Fund's objective of capital appreciation. The Latin America Fund's investment in Latin American debt securities may consist substantially of Brady Bonds and other sovereign debt securities issued by Latin American governments. "Sovereign debt securities" are those debt securities issued by Latin American governments, and other emerging market governments, that are traded in the markets of developed countries or groups of developed countries. There are no credit quality limitations placed on the debt securities in which the Latin America Fund may invest, and some or all of such debt securities may be below investment grade securities. See "Risk Factors."

The Latin America Fund defines securities of Latin American issuers as the following: (a) securities of companies organized under the laws of a Latin American country or for which the principal trading market is in Latin America;
(b) securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, or municipalities, or the central bank of such country; (c) U.S. dollar-denominated securities or securities denominated in a Latin American currency issued by companies to finance operations in Latin America; (d) securities of companies that derive 50% or more of their total revenues from either goods or services produced in Latin America or sales made in Latin America; and (e) securities of Latin American issuers, as defined herein, in the form of depositary shares. For purposes of the foregoing definition, the Latin America Fund's purchases of securities issued by companies outside of Latin America to finance their Latin American operations will be limited to securities the performance of which is materially related to such company's Latin American activities.

In allocating investments among the various Latin American markets, the Manager looks principally at the stage of industrialization, potential for productivity gains through economic deregulation, the impact of financial liberalization and monetary conditions and the political outlook in each country. In allocating assets between equity and debt securities, the Manager will consider, among other

                               Prospectus Page 17

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
factors: the level and anticipated direction of interest rates; expected rates of economic growth and corporate profits growth; changes in Latin American government policy including regulation governing industry, trade, financial markets, and foreign and domestic investment; substance and likely development of government finances; and the condition of the balance of payments and changes in the terms of trade. In evaluating investments in securities of U.S. issuers, the Manager will consider, among other factors, the issuer's Latin American business activities and the impact that developments in Latin America may have on the issuer's operations and financial condition.

Certain sectors of the economies of certain Latin American countries are closed to equity investments by foreigners. Further, due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities in certain Latin American countries, the Latin America Fund may be able to invest in such countries solely or primarily through governmentally approved investment vehicles or companies. In addition, the portion of the Latin America Fund's assets invested directly in Chile may be less than the portion invested in other Latin American countries because, at present, capital directly invested in Chile normally cannot be repatriated for at least one year. As a result, the Latin America Fund currently intends to limit most of its Chilean investments to indirect investments through American Depositary Receipts ("ADRs") and established Chilean investment companies, the shares of which are not subject to repatriation restrictions.

                             EMERGING MARKETS FUND

The EMERGING MARKETS FUND'S investment objective is long-term growth of capital. Under normal circumstances, the Emerging Markets Fund seeks its objective by investing at least 65% of its total assets in equity securities of companies in emerging markets. The Emerging Markets Fund may invest in the following types of equity securities: common stock, preferred stock, securities convertible into common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk characteristics.

For purposes of the Emerging Markets Fund's operations, "emerging markets" consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of all the countries that the Emerging Markets Fund does not consider to be emerging markets.

For purposes of the Emerging Markets Fund's policy of normally investing at least 65% of its total assets in equity securities of issuers in emerging markets, the Emerging Markets Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

Although the Emerging Markets Fund considers each of the above-listed countries eligible for investment, it will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Emerging Markets Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

For purposes of this Prospectus, a company in an emerging market is an entity:
(i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or (iii) organized under the laws of, or with a principal office in, an emerging market.

The Emerging Markets Fund may also invest up to 35% of its total assets in: (i) debt securities of government or corporate issuers in emerging markets; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets above, if

                               Prospectus Page 18

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments.

The Emerging Markets Fund may invest in debt securities of both governmental and corporate issuers in emerging markets. Emerging market debt securities often are rated below investment grade. The Emerging Markets Fund will not invest more than 20% of its total assets in debt securities rated below investment grade. See "Risk Factors." If the rating of any of the Emerging Markets Fund's investments drops below a minimum rating considered acceptable by the Manager, the Fund will dispose of any such security as soon as practicable and consistent with the best interests of the Emerging Markets Fund and its shareholders.

Growth of capital in debt securities in which the Emerging Markets Fund invests may arise as a result of favorable changes in relative foreign exchange rates, in relative interest rate levels and/or in the creditworthiness of issuers. The receipt of income from debt securities owned by the Emerging Markets Fund is incidental to the its objective of long-term growth of capital.

The Emerging Markets Fund invests in those emerging markets that the Manager believes have strongly developing economies and in which the markets are becoming more sophisticated. In selecting investments, the Manager seeks to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Manager then invests in those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The assets of the Emerging Markets Fund ordinarily will be invested in the securities of issuers in at least three different emerging markets. In evaluating investments in securities of issuers in developed markets, the Manager will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer.

                              GROWTH & INCOME FUND

The investment objectives of the GROWTH & INCOME FUND are long-term capital appreciation together with current income. In seeking those objectives, the Growth & Income Fund normally invests at least 65% of its total assets in a combination of blue-chip equity securities and high quality government bonds. The Growth & Income Fund considers an equity security to be "blue chip" if: (i) during the issuer's most recent fiscal year the security offered an above average dividend yield relative to the latest reported dividend yield on the Morgan Stanley Capital International World Index; and (ii) the total equity market capitalization of the issuer is at least $1 billion. Government bonds are deemed to be high quality if at the time of the Fund's investment they are rated within one of the two highest ratings categories of Moody's or S&P, i.e., rated Aaa or Aa by Moody's or AAA or AA by S&P, or, if unrated, are determined by the Manager to be of comparable quality.

Up to 35% of the Growth & Income Fund's assets may be invested in other equity securities and investment grade government and corporate debt obligations which the Manager believes will assist the Fund in achieving its objectives.

Equity securities that the Growth & Income Fund may purchase include common stocks, preferred stocks, and warrants to acquire such stocks and other equity securities. Government bonds that the Fund may purchase include debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities and debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank. The debt obligations held by the Growth & Income Fund may include debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities.

The Growth & Income Fund currently contemplates that it will invest principally in securities of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia. The Growth & Income Fund may invest substantially in securities denominated in more than one currency. Under normal market conditions, the Growth & Income Fund invests in the securities of issuers located in at least three different countries. Investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Fund's total assets. The Growth & Income Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).

The Manager allocates the Growth & Income Fund's assets among securities of issuers located in countries where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. The relative proportions of equity and debt securities held by the Growth & Income Fund at any one time will vary, and will depend upon the Manager's assessment of global political and economic conditions and the relative strengths and weaknesses of the world equity and debt markets. To enable the Growth & Income Fund to respond to general economic changes and market conditions around the world, the Fund is authorized to invest

                               Prospectus Page 19

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
up to 100% of its assets in either equity securities or debt securities.

                             STRATEGIC INCOME FUND

The STRATEGIC INCOME FUND seeks high current income as its primary investment objective and capital appreciation as its secondary investment objective.


The Strategic Income Fund invests in debt securities of issuers in: (1) the United States; (2) developed foreign countries; and (3) emerging markets. The Strategic Income Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Strategic Income Fund may invest include bonds, notes, debentures, and other similar instruments (including mortgage-backed and asset-backed securities). The Strategic Income Fund normally invests at least 50% of its net assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade by Moody's or S&P, or, if unrated, are determined by the Manager to be of comparable quality. No more than 50% of the Strategic Income Fund's total assets may be invested in securities rated below investment grade.


The Strategic Income Fund considers "emerging markets" to consist of all countries determined by the Manager to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Strategic Income Fund will consider investment in the following emerging markets:

  Algeria         Hong Kong      Peru
  Argentina       Hungary        Philippines
  Bolivia         India          Poland
  Botswana        Indonesia      Portugal
  Brazil          Israel         Republic of
  Bulgaria        Ivory Coast    Slovakia
  Chile           Jamaica        Russia
  China           Jordan         Singapore
  Colombia        Kazakhstan     Slovenia
  Costa Rica      Kenya          South Africa
  Cyprus          Lebanon        South Korea
  Czech           Malaysia       Sri Lanka
   Republic       Mauritius      Swaziland
  Dominican       Mexico         Taiwan
   Republic       Morocco        Thailand
  Ecuador         Nicaragua      Turkey
  Egypt           Nigeria        Ukraine
  El Salvador     Oman           Uruguay
  Finland         Pakistan       Venezuela
  Ghana           Panama         Zambia
  Greece          Paraguay       Zimbabwe

The Strategic Income Fund will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons.

The Strategic Income Fund's investments in emerging market securities may consist substantially of Brady Bonds (described below) and other sovereign debt securities issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries ("Sovereign Debt"). The Manager may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Strategic Income Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. The Strategic Income Fund also may invest in below investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation.

                         GLOBAL GOVERNMENT INCOME FUND


The GLOBAL GOVERNMENT INCOME FUND seeks high current income. The Fund's secondary objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure. At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities, including mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. For purposes of this policy, the Global Government Income Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities."


The Global Government Income Fund invests primarily in high quality government debt securities. High quality debt securities are those securities rated in the top two ratings categories of Moody's or S&P or, if unrated, determined by the Manager to be of comparable quality.

The Global Government Income Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Global Government Income Fund invests in issuers of not less than three different countries. Investments in

                               Prospectus Page 20

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
securities of issuers in any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Global Government Income Fund does not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction. The Global Government Income Fund may purchase securities of an issuer located in one country but denominated in the currency of another country (or a multinational currency unit).


The Global Government Income Fund also may invest up to 35% of its total assets in: (a) foreign government securities that are not high quality but are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Manager to be of comparable quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; (c) privately issued mortgage-backed and asset-backed securities rated in the highest rating category by Moody's or S&P, or if unrated, determined by the Manager to be of comparable quality; and
(d) common stocks, preferred stocks and warrants to acquire such securities, provided that the Global Government Income Fund will not invest more than 20% of its total assets in such securities.



The U.S. government securities in which the Global Government Income Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association ("GNMA") certificates), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Banks ("FHLBs"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Student Loan Marketing Association ("SLMA") and the Tennessee Valley Authority ("TVA")).


The Manager allocates the Global Government Income Fund's assets among securities of issuers and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities for meeting its investment objectives. The Manager selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.

                          U.S. GOVERNMENT INCOME FUND


The investment objective of the U.S. GOVERNMENT INCOME FUND is a high level of current income, consistent with the preservation of capital. The U.S. Government Income Fund normally invests at least 65% of its total assets in U.S. government securities including: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds); and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the United States (such as GNMA certificates), securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of the FHLBs) and securities supported primarily or solely by the creditworthiness of the issuer (such as securities of Fannie Mae, FHLMC, SLMA and TVA).



U.S. government securities in which the U.S. Government Income Fund may invest include mortgage-backed securities. Such securities are issued or guaranteed as to principal and interest by GNMA, Fannie Mae, FHLMC or other government-sponsored enterprises. Such securities include fixed-rate mortgage obligations, collateralized mortgage obligations and adjustable rate mortgage obligations.



Treasury bills, notes and bonds and other obligations backed by the full faith and credit pledge of the U.S. government historically have involved little risk of loss of principal if held to maturity. While not backed by the full faith and credit of the U.S. government, securities issued or guaranteed by Fannie Mae or FHLMC are high quality investments having minimal credit risks. All securities in which the U.S. Government Income Fund invests, however, are subject to variations in market value due to interest rate fluctuations.


A number of U.S. government agencies or government-sponsored organizations also sell their own debt securities. These agencies typically are created by Congress to fulfill a specific function, such as providing credit to home buyers or farmers; for example, FHLBs, Federal Farm Credit Banks, and SLMA. Some of these obligations are backed by the full faith and credit of the U.S. government, as noted above, and some are supported primarily or solely by the creditworthiness of the issuing agency, such as those issued by TVA. These securities traditionally offer somewhat

                               Prospectus Page 21

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
higher yields than U.S. Treasury securities having similar maturities but may have greater principal risk.

The U.S. Government Income Fund may invest in bonds issued by the Resolution Funding Corporation ("Refcorp") whose interest payments are guaranteed by U.S. Treasury zero coupon bonds. The amount and maturity date of the Refcorp bonds are the same as the amount and maturity date of the corresponding U.S. Treasury zero coupon bonds held in a separate custody account at the Federal Reserve Bank of New York. Upon maturity, the Refcorp bonds will be repaid from the proceeds of those U.S. Treasury zero coupon bonds maturing on the same date.


The U.S. Government Income Fund may also invest up to 35% of its total assets in: (a) foreign government securities that are at least of investment grade quality; (b) any U.S. government securities that are rated below "high quality" but are rated at least investment grade by Moody's or S&P, or if unrated, determined by the Manager to be of comparable quality; and (c) privately issued mortgage-backed and asset-backed securities rated in the highest rating category by Moody's or S&P, or if unrated, determined by the Manager to be of comparable quality. For purposes of this policy, the U.S. Government Income Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "foreign government securities." The U.S. Government Income Fund may purchase securities that are issued by the government of one country but denominated in the currency of another country (or a multinational currency unit). The U.S. Government Income Fund will not invest in a security denominated in a foreign currency if such currency is not at the time of investment considered by the Manager to be fully exchangeable into U.S. dollars (or a multinational currency unit) without legal restriction.


                               MONEY MARKET FUND

The investment objective of the MONEY MARKET FUND is maximum current income consistent with liquidity and conservation of capital. The Money Market Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments.

The Money Market Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will purchase only instruments having remaining maturities of 13 months or less.

The Money Market Fund invests only in high quality, U.S. dollar-denominated money market instruments determined by the Manager to present minimal credit risks in accordance with procedures established by the Investment Series' Board of Trustees. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two NRSROs (or one, if only one NRSRO has rated the security); or, if the issuer has no applicable short-term rating, determined by the Manager to be of equivalent credit quality.

High quality securities are divided into "first tier" and "second tier" securities. The Money Market Fund will invest only in first tier securities. First tier securities have received the highest rating for short-term debt from at least two NRSROs, i.e., rated not lower than A-1 by S&P or P-1 by Moody's (or one, if only one such NRSRO has rated the security), or, if unrated, determined by the Manager to be of equivalent quality. If a security has been assigned different ratings by different NRSROs, at least two NRSROs must have assigned the higher rating in order for the Manager to determine the security's eligibility for purchase by the Fund.

The rating criteria of S&P and Moody's, two NRSROs that are currently rating instruments of the type the Money Market Fund may purchase, are more fully described in the "Description of Debt Ratings" in the Statement of Additional Information.

The Money Market Fund may invest in the following types of money market instruments:


(1) Obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities. These include direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by GNMA; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, FHLMC and TVA; and similar U.S. dollar-denominated instruments of foreign governments, their agencies, authorities and instrumentalities;


(2) Obligations of U.S. and non-U.S. banks, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion;

(3) Interest-bearing deposits in U.S. commercial and savings banks having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount

                               Prospectus Page 22

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
of such deposits (including interest earned) does not exceed 5% of the Money Market Fund's assets;

(4) Commercial paper and other short-term debt obligations of U.S. and foreign companies, rated at least A-1 by S&P or Prime-1 by Moody's, or, if not rated, determined to be of equivalent quality by the Manager, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument; and

(5) Repurchase agreements secured by any of the foregoing.

In addition to the foregoing securities, the Money Market Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others.

In managing the Money Market Fund, the Manager may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's securities within the limitations described above. Determinations to use such techniques will be based on the Manager's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Manager also may seek to improve the Money Market Fund's income by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market.

                          OTHER INVESTMENT INFORMATION

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, a Fund may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of a Fund's investments may be made in the United States and denominated in U.S. dollars. To the extent a Fund adopts a temporary defensive position, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of shares of a Fund or to meet its ordinary daily cash needs, a Fund may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.

BRADY BONDS. The Latin America Fund and the Strategic Income Fund may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by the countries of, among others, Albania, Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Ivory Coast, Jordan, Mexico, Nigeria, Philippines, Poland, Russia, Uruguay, Venezuela and Vietnam, and are expected to be issued by other emerging market countries. As of the date of this Prospectus, the Funds are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. In addition, Brady Bonds are often rated below investment grade.

The Latin America Fund and the Strategic Income Fund may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund, respectively, in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Funds to participate in privatizations may be limited by local law, or the terms on which the Funds may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently

                               Prospectus Page 23

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
owned or controlled by them or that privatization programs will be successful.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions ("Lenders"). The majority of the Strategic Income Fund's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Strategic Income Fund's having a contractual relationship only with the Lender, not with the borrower government. The Strategic Income Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Strategic Income Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Strategic Income Fund will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Strategic Income Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Strategic Income Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Manager to be creditworthy. When the Strategic Income Fund purchases Assignments from Lenders, the Fund will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Strategic Income Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

BORROWING AND LENDING. From time to time, it may be advantageous for a Fund to borrow money rather than sell existing securities to meet redemption requests. Accordingly, a Fund may borrow from banks or (except for the Money Market Fund) may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of shares of the Fund. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. The Funds (except for the Strategic Income Fund) will not borrow for leveraging purposes, nor will the Funds (except for the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund) purchase securities while borrowings are outstanding. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund and the Latin America Fund may each purchase additional securities when outstanding borrowings represent no more than 5% of its assets. See "Investment Objectives and Policies" in the Statement of Additional Information.

Each Fund (except for the Money Market Fund) may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Fund transfers possession of a security to another party, such as a bank or broker/ dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. Each Fund (except for the Money Market Fund) may also engage in "roll" borrowing transactions, which involve the sale of GNMA certificates or other securities together with a commitment (for which the Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

The Strategic Income Fund may borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowing and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund will borrow for investment purposes only when the Manager believes that such borrowings will benefit the Strategic Income Fund, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund will create an opportunity for increased net income but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of the Strategic Income Fund's shares and in the yield realized by the Fund's portfolio. Although the principal of such borrowings will be fixed, the Strategic Income Fund's assets may change in value during the time the borrowing is outstanding. By leveraging the

                               Prospectus Page 24

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
Fund, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Strategic Income Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Strategic Income Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as a dividend will be reduced. The Strategic Income Fund expects that some of its borrowings may be made on a secured basis.

SECURITIES LENDING. Each Fund (except the Money Market Fund) may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income that may be used to offset a Fund's custody fees. At all times a loan is outstanding, the borrower must maintain with the Fund's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund limits its loans of securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the loaned securities and possible loss of rights in the collateral should the borrower fail financially.

INVESTMENT IN OTHER INVESTMENT COMPANIES OR VEHICLES. The Funds may be able to invest in certain countries solely or primarily through governmentally authorized investment vehicles or companies. Each Fund (except the Money Market
Fund) may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the voting stock of the acquired investment company at the time of investment.

Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities and is subject to limitations under the 1940 Act and market availability. The Funds do not intend to invest in investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, a Fund would continue to pay its own management fees and other expenses.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Funds may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss. The Growth and Income Fund will not invest more than 5% of its assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements.

The Strategic Income Fund may also sell securities on a "when, as and if issued" basis for hedging purposes. Under such a transaction, the Strategic Income Fund is required to deliver at a future date a security it does not presently hold, but which it has a right to receive if the security is issued. Issuance of the security may not occur, in which case the Strategic Income Fund would have no obligation to the other party and would not receive payment for the sale. Selling securities on a "when, as and if issued" basis may reduce risk of loss to the extent that such a sale wholly or partially offsets unfavorable price movements on the investments being hedged. However, such sales also limit the amount the Strategic Income Fund can receive if the "when, as and if issued" security is in fact issued.

REPURCHASE AGREEMENTS. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date

                               Prospectus Page 25

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Funds will enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines approved by the Companies' Boards of Trustees. The Manager will review and monitor the creditworthiness of such institutions under the Boards' general supervision.

A Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% with respect to the Money Market
Fund) of the value of its net assets would be invested in repurchase agreements with maturities of more than seven days and other illiquid securities.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The U.S. Government Income Fund may invest a significant portion of its assets in mortgage-backed and asset-backed securities. In addition, the Strategic Income Fund and the Global Government Income Fund is each authorized to invest in mortgage-backed and asset-backed securities. Such securities are bonds backed by specific types of assets. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to principal and interest (but not as to market value) by GNMA, Fannie Mae, FHLMC or other government-sponsored enterprises. Other mortgage-backed securities and the secondary mortgage market in which they are traded has helped to keep mortgage money available for home financing.



Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to in this prospectus as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.



When interest rates go down and homeowners refinance their mortgages, mortgage-backed bonds may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed bonds may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate to a greater degree and more rapidly than ordinary fixed income securities.



Other asset-backed securities are similar to mortgage-backed securities, except that the underlying assets are different. These underlying assets may be nearly any type of financial asset or receivable, such as motor vehicle installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from credit cards. Like mortgage-backed securities, asset-backed securities can change in value in response to interest rate changes to a greater degree and more rapidly than ordinary fixed income securities.


ZERO COUPON SECURITIES. The Strategic Income Fund and the U.S. Government Income Fund may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. The Strategic Income Fund also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt securities and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities are included in the investing Fund's income. Accordingly, to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), the Strategic Income Fund or the U.S. Government Income Fund may be required to distribute an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Funds' respective cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Strategic Income Fund and the U.S. Government Income Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and their respective current incomes ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than are debt obligations of comparable maturities that make current distributions of interest in cash.


INDEXED SECURITIES. The Strategic Income Fund may invest without limitation in commercial paper which is indexed to certain specific foreign


                               Prospectus Page 26
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Strategic Income Fund to hedge (or cross-hedge) against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Strategic Income Fund will not purchase such commercial paper for speculation.

The Strategic Income Fund and the Global Government Income Fund may invest in certain other indexed securities, which are securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. New forms of indexed securities continue to be developed. The Strategic Income Fund and the Global Government Income Fund may invest in such securities to the extent consistent with its investment objectives.

OTHER INFORMATION. The investment objective(s) of each Fund may not be changed without the approval of a majority of the outstanding voting securities of such Fund. A "majority of the outstanding voting securities" of a Fund means the lesser of: (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations that may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein and in the Statement of Additional Information may be changed by the Board of Trustees of the relevant Company, without shareholder approval.

                               Prospectus Page 27
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

GENERAL. There can be no assurance that any Fund will achieve its investment objective. In addition, there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

The net asset value of each Fund (other than the Money Market Fund) will fluctuate reflecting fluctuations in the market value of the Funds' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims are satisfied. In addition, the value of debt securities held by a Fund generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

GENERAL RISKS OF FOREIGN INVESTING. All of the Funds (including, to a lesser extent, the America Fund) are authorized to invest in foreign securities. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor will the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. The respective Funds' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the respective Funds' net investment income.

In addition, with respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Funds, political or social instability, or diplomatic or economic developments which could affect the Funds' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, rates of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

The Funds will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by them.

SPECIAL RISKS OF THE INFRASTRUCTURE FUND, THE NATURAL RESOURCES FUND AND THE TELECOMMUNICATION FUND. Because these Funds focus their investments on particular industries, an investment in any of them may be more volatile than an investment in an investment company that does not concentrate its investments in such a manner. Moreover, the value of the shares of each such Fund will be specially susceptible to factors affecting the industries in which it focuses. Accordingly, these Funds should not be considered a complete investment program.

While the holdings of the Telecommunications Fund, the Infrastructure Fund and the Natural Resources Fund normally will include securities of established suppliers of traditional products and services, each of these Funds may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

INFRASTRUCTURE FUND. Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues

                               Prospectus Page 28
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.

NATURAL RESOURCES FUND. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulations may also hamper the development of new technologies.

In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility.

The value of the Natural Resources Fund's portfolio securities will fluctuate in response to stock market developments, as well as market conditions for the particular natural resources with which the issuer is involved. The price of the commodity will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. The values of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics. The Natural Resources Fund's investments in precious metals are subject to many risks, including substantial price fluctuations over short periods of time. Further, the Natural Resources Fund's investments in companies are expected to be subject to irregular fluctuations in earnings, because these companies are affected by changes in the availability of money, the level of interest rates, and other factors.

TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

SPECIAL RISKS OF EMERGING MARKETS. The Latin America Fund and the Emerging Markets Fund concentrate their investments in emerging markets. Most of the other Funds also may invest a portion of their assets in emerging markets. Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Funds could lose their entire investment in that market.

                               Prospectus Page 29

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. In addition, the securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to the U.S. companies. A Fund's net investment income and/or capital gains from its foreign investment activities also may be subject to non-U.S. withholding taxes.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a Fund's portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period, during which an emergency exists, as determined by the SEC. Accordingly, if a Fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from a Fund's identification of such conditions until the date of SEC action, the Fund's portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the relevant Company's Board of Trustees.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

SPECIAL RISKS OF PACIFIC REGION COUNTRIES. The New Pacific Fund invests primarily in equity securities of issuers located in Pacific region countries other than Japan. Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea.


In addition, Hong Kong will revert to Chinese Administration on July 1, 1997. Investments in Hong Kong may become subject to expropriation, nationalization or confiscation, in which case New Pacific Fund could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and economy.


LOWER QUALITY DEBT SECURITIES. There are no credit quality limitations placed on the debt securities in which the Latin America Fund may invest. In

                               Prospectus Page 30

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

addition, the Infrastructure Fund, the Natural Resources Fund and the Emerging Markets Fund may each invest up to 20% of its total assets, the Telecommunications Fund may invest up to 5% of its assets, and the Strategic Income Fund may invest up to 50% of its assets, in below investment grade debt securities. Finally, each Global Growth Fund may invest up to 35% of its assets in debt securities rated no lower than investment grade. Investment grade debt securities are debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, deemed to be of equivalent quality in the judgment of the Manager.


Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC and C by S & P or debt securities rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." The Infrastructure Fund and the Natural Resources Fund will not invest in securities in default as to principal and interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from a Fund. If an issuer exercises these provisions in a declining interest rate market, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, a Fund may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Funds anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio investments. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Strategic Income Fund may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower rated debt securities in which the Funds may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Funds may also

                               Prospectus Page 31

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
incur additional expenses to the extent they are required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Funds may have limited legal recourse in the event of a default.

As of December 31, 1996, the Strategic Income Fund had 80.9% of its total net assets invested in debt securities that received a rating from Moody's and 15.0% of its total net assets invested in debt securities that were not so rated. In addition, the Strategic Income Fund had 2.9% of its total net assets in cash and net receivables. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa--32.9%, Aa--17.9%, A--4.1%, Baa--2.8%, Ba--10.1%, B--13.1%, Caa--0%, Ca--0%, C--0%. Included under the unrated category are securities composing 16.2% of the Strategic Income Fund's total net assets which, while unrated, have been determined by the Manager to be of comparable quality to securities in the following rating categories: Baa--0%, BA--7.5%, B--8.7%. The allocation of the investments of the Strategic Income Fund by rating on any given date will vary and should not be considered representative of the Strategic Income Fund's future portfolio composition.

SOVEREIGN DEBT. The Latin America Fund, the Emerging Markets Fund and the Strategic Income Fund may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations and, in turn, a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Emerging market governments could default on their Sovereign Debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect a Fund's investments. Emerging markets are faced with social and political issues, and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although the Manager intends to manage the respective Funds' in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Funds expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest on and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market

                               Prospectus Page 32

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Funds may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. A Fund may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors.


RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional bonds. Among the major differences are that interest and principal payments are made more frequently (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Mortgage-backed and asset-backed securities may also decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the Fund purchased the security. The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities.



CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.



Certain classes of CMOs are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government guaranteed or is considered to be of the highest credit quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances.



Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.


                               Prospectus Page 33

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile and these securities may become illiquid.


RISKS OF THE MONEY MARKET FUND. In periods of declining interest rates, the Money Market Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Money Market Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the new money flowing into the Money Market Fund from the net sale of its shares likely will be invested by the Fund in instruments producing lower yields than the balance of the securities held by the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Money Market Fund is designed to provide maximum current income consistent with the liquidity and safety afforded by investment in a portfolio of high quality money market instruments; the Money Market Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the Money Market Fund) of its net assets in securities for which no readily available market exists, so-called "illiquid securities." The Money Market Fund may invest up to 10% of its net assets in illiquid securities. The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund may invest in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations"). The Manager believes that investments by these Funds in Special Situations could enable them to achieve capital appreciation substantially exceeding the appreciation each Fund would realize if it did not make such investments. However, in order to limit investment risk, each of these Funds will invest no more than 5% of its total assets in Special Situations.

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

--------------------------------------------------------------------------------

                             CURRENCY, OPTIONS AND
                               FUTURES STRATEGIES

--------------------------------------------------------------------------------

Each Fund (except the Money Market Fund) may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency, or an index of securities). The Funds may enter into such investments up to the full value of their portfolio assets. See "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.

To attempt to increase return, the Growth & Income Fund, the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund may write call options on securities. This strategy will be employed only when, in the opinion of the Manager, the size of the premium the Fund receives for writing the option is adequate to compensate the Fund against the risk that appreciation in the underlying security may not be fully realized if the option is exercised. Each of these Funds is also authorized to write put options to attempt to enhance return, although they don't have the current intention of so doing.

To attempt to hedge against adverse movements in exchange rates between currencies, each Fund (except the Money Market Fund) may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. Each such Fund may enter into forward currency contracts either with respect to specific transactions or with respect to that Fund's portfolio positions. Each Fund also may purchase and sell put and call options on currencies to hedge against movements in exchange rates.

                               Prospectus Page 34

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In addition, each Fund (except the Money Market Fund) may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or that the Manager intends to include in the Fund's portfolio. Each such Fund, except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund, also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.


Further, each Fund (except the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund) may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely the Fund's holdings. Such Funds also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. Each Fund (except the Money Market Fund) may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.


These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), have the effect of limiting the extent to which the Funds may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.

Although the Funds might not employ any of the foregoing strategies, the use of foreign currency transactions, options and futures involve certain risks which include: (1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets; (2) imperfect correlation or even no correlation between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover;
(3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Funds invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; (6) the possible inability of a Fund to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund to sell a security at a disadvantageous time, due to the need for a Fund to maintain "cover" or to set aside securities in connection with hedging transactions; and
(7) the possible need to defer closing out certain options, futures contracts, forward currency contracts and/or foreign currency positions in order to continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Taxes" in the Statement of Additional Information.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (i.e., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Strategic Income Fund intends to use these transactions as hedges, and will not sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what it may become obligated to pay.

Interest rate swaps involve the exchange by the Strategic Income Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

                               Prospectus Page 35

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                 HOW TO INVEST

--------------------------------------------------------------------------------

Shares of the Funds currently are offered to Separate Accounts pursuant to the insurance laws of the Participating Insurance Companies' respective jurisdictions.

The owners of VA Contracts may allocate premium payments among the general accounts of the Participating Insurance Companies and the divisions of the Separate Accounts that correspond to the Funds. Individuals may not pay variable annuity premiums directly to the Funds. The Separate Accounts are registered with the SEC as unit investment trusts, each having a prospectus of its own.

Shares of the Funds are offered and redeemed at their respective net asset values without the addition of any sales load or redemption charge next determined following receipt by a Separate Account of premium payments, surrender requests under policies, loan payments, transfer requests, and similar or related transactions. The Funds do not issue share certificates. See "Calculation of Net Asset Value."

--------------------------------------------------------------------------------

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets, subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time.

Equity securities held by the Funds are valued at the last sale price on the exchange or in the over-the-counter ("OTC") market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the respective Company's Board of Trustees. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Funds' portfolio securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund's shares may be affected significantly by such trading on days when shareholders have no access to that Fund.

The Money Market Fund uses the amortized cost method of valuing its investments, pursuant to which the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value.

The Money Market Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. There can be no assurance that the Money Market Fund will be able to maintain a stable price of $1.00 per share.

                               Prospectus Page 36

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. The Money Market Fund declares dividends from net investment income on each day it determines its net asset value, payable to shareholders of record as of the close of regular trading on the NYSE on the preceding business day. Dividends are usually paid on the last calendar day of each month. The Money Market Fund's net investment income consists of accrued interest and earned discount (including both original issue and market discounts), less amortization of market premium and applicable expenses, and is calculated immediately prior to the determination of its net asset value per share. The Money Market Fund generally distributes to its shareholders any net short-term capital gain (the excess of short-term capital gains over short-term capital losses) annually after the end of its fiscal year on December 31 but may make earlier distributions of that gain if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Money Market Fund does not expect to realize long-term capital gain.

The Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund declare and pay dividends from net investment income, if any, and may distribute net short-term capital gain, if any, monthly. The Growth & Income Fund declares and pays dividends from net investment income, if any, and may pay net short-term capital gain, if any, quarterly. Each other Fund declares and pays dividends from net investment income, if any, annually.

All Funds (except the Money Market Fund) also annually distribute to their shareholders substantially all of their net capital gain (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gain (in the case of the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Growth & Income Fund, not previously distributed) and net gains from foreign currency transactions, if any. Dividends and other distributions from a Fund are paid in additional shares of that Fund at net asset value per share, unless the Transfer Agent (defined below) is instructed otherwise.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. Each Fund will annually distribute to its shareholders at least 90% of its investment company taxable income.

Fund shares are offered only to Separate Accounts established to fund VA Contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts.

Each Fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Funds by the 1940 Act and Subchapter M of the Code, place certain limitations on the amount of assets of each Separate Account -- and, because section 817(h) and those regulations treat each Fund's assets as assets of the related Separate Accounts of, each Fund -- that can be invested in securities of a single issuer.

Specifically, the regulations provide in part that, except as permitted by the "safe harbor" described below, as of the end of each calender quarter or within 30 days thereafter, no more than 55% of the total assets of a Fund may be invested in the securities of any one issuer. For this purpose, all securities of the same issuer are consolidated, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions are all considered to be the same issuer. Section 817(h) provides, as a safe harbor, that adequate diversification will exist for a separate account if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate

                               Prospectus Page 37

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a Fund to satisfy the section 817(h) requirements would result in treatment of the VA Contract holders other than as described in the applicable VA Contracts prospectus.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and the Separate Accounts. For further information, see the Statement of Additional Information and the applicable VA Contract prospectus.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

Each Company's Board of Trustees has overall responsibility for the operation of the Funds, organized as series of that Company. Pursuant to such responsibility, the Board of each Company has approved contracts with various financial organizations to provide certain services required by its Funds. See "Trustees and Executive Officers" in the Statement of Additional Information for a complete description of the Trustees of the Funds.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as each Fund's investment manager and administrator include, but are not limited to, determining the composition of each Fund's investment portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to each Fund's operation.

For these services, the Money Market Fund pays the Manager an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The America Fund, the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund each pays the Manager an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. Each of the other Funds pays the Manager an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly. These rates are higher than those paid by most mutual funds.

The Manager also serves as each Fund's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Mutual Funds and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Mutual Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.

The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, compose Liechtenstein Global Trust, formerly BIL GT Group Limited. Liechtenstein Global Trust is a provider of global asset management and private banking products and services to individual and institutional investors. Liechtenstein Global Trust is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.

As of December 31, 1996, the Manager and its worldwide asset management affiliates managed approximately $62 billion. In the United States, as of December 31, 1996, the Manager managed or administered approximately $10 billion of GT Global Mutual Funds. As of December 31, 1996, assets entrusted to Liechtenstein Global Trust totalled approximately $84 billion.

On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc. and the resulting entity was named Chancellor LGT Asset Management, Inc. As of September 30, 1996, Chancellor Capital and its affiliates, based in New York, were the 15th largest independent investment manager in the United States with approximately $33 billion in assets under management. Chancellor Capital specialized in public and private U.S. equity and bond portfolio management for over 300 U.S. institutional clients.

                               Prospectus Page 38

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo, and Toronto. In managing the GT Global Mutual Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking to achieve each Fund's investment objective. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The investment professionals primarily responsible for the portfolio management of each Fund are as follows:

                                NEW PACIFIC FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Peter Eadon-Clarke       Portfolio Manager since   Chief Investment Officer for the Pacific Rim (excluding Japan) for
 Hong Kong                1997                      LGT Asset Management Ltd. (Hong Kong) and Portfolio Manager for the
                                                    Manager since 1992. Prior thereto, Mr. Eadon-Clarke was an
                                                    Associate Director at HSBC Asset Management in Hong Kong from 1984 to 1992. From 1980 to 1984, Mr. Eadon-Clarke was a Senior Fund
                                                    Manager for Colonial Mutual Life (London).

                                  EUROPE FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Anna Powell              Portfolio Manager since   Portfolio Manager for LGT Asset Management PLC (London) and the
 London                   1995                      Manager since 1995. From 1989 to 1995, Ms. Powell was a Portfolio
                                                    Manager for Robert Fleming & Co., Ltd. (London).

                               LATIN AMERICA FUND


                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Soraya M. Betterton      Portfolio Manager since   Portfolio Manager for the Manager since 1986. From 1984 to 1986, Ms.
 San Francisco            1997                      Betterton was a Portfolio Manager for LGT Asset Management PLC
                                                    (London).
Andrew A. Boczek         Portfolio Manager since   Assistant Portfolio Manager and Investment Analyst for the Manager
 San Francisco            1995                      since 1993. From 1991 to 1993, Mr. Boczek was an Analyst at
                                                    Continental Bank Corporation.


                             EMERGING MARKETS FUND


                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Allan Conway             Portfolio Manager since   Head of Global Emerging Markets for the Manager since 1997. Director
 London                   1997                      of International Equities at Hermes Investment Management from 1992 to 1997. From 1982 to 1992, Mr. Conway was a Portfolio Manager, and
                                                    eventually Head of Overseas Equities, at Provident Mutual. Mr.
                                                    Conway is a Chartered Accountant and a member of the Securities
                                                    Institute.
Christine Rowley         Portfolio Manager since   Portfolio Manager for the Manager and LGT Asset Management Ltd.
 Hong Kong                1997                      (Hong Kong) since 1991. From 1989 to 1990, Ms. Rowley was an
                                                    Analyst with the Bank of England.


                               Prospectus Page 39

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                  AMERICA FUND


                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Ellen H. Adams*          Portfolio Manager since   Ms. Adams has been the Head of North American Equity for the Manager
 New York                 1997                      since 1995, Director of Equity Research for the Manager from May
                                                    1993 until 1995, and a Portfolio Manager and Analyst for the
                                                    Manager from 1992 until May 1993. Prior thereto, Ms. Adams was a
                                                    Portfolio Manager for Neuberger and Berman from 1987 until 1992.
Brent W. Clum*           Portfolio Manager since   Senior Equity Research Analyst for the Manager since 1995. Prior
 New York                 1997                      thereto, Mr. Clum was a Vice President and Analyst at T. Rowe Price
                                                    from 1990 to 1995. Mr. Clum is a Chartered Financial Analyst and a
                                                    Certified Public Accountant.


                              INFRASTRUCTURE FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb            Portfolio Manager since   Head of the Theme Funds since 1996 and Portfolio Manager for the
 San Francisco            1997                      Manager since 1994. Prior thereto, Mr. Webb was an Analyst for the
                                                    Manager from 1992 to 1994.
Michael J. Mahoney       Portfolio Manager since   Portfolio Manager for the Manager since 1993. From 1991 to 1993, Mr.
 San Francisco            Fund inception in 1995    Mahoney was an Investment Analyst for the
                                                    Manager.
Steven Berexa            Portfolio Manager since   Senior Investment Analyst for U.S. equities for the Manager since
 San Francisco            1997                      1995. From 1987 to 1995, Mr. Berexa was an Investment Analyst for
                                                    U.S. equities for Prudential Investment Corp.

                             NATURAL RESOURCES FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb            Portfolio Manager since   Head of the Theme Funds since 1996 and Portfolio Manager for the
 San Francisco            Fund inception in 1995    Manager since 1994. Prior thereto, Mr. Webb was an Analyst for the
                                                    Manager from 1992 to 1994.

                            TELECOMMUNICATIONS FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Michael J. Mahoney       Portfolio Manager since   Portfolio Manager for the Manager since 1993. From 1991 to 1993, Mr.
 San Francisco            Fund inception in 1993    Mahoney was an Investment Analyst for the
                                                    Manager.

--------------
*Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 40

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              GROWTH & INCOME FUND


                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Paul Griffiths           Portfolio Manager since   Portfolio Manager for LGT Asset Management PLC (London) and the
 London                   1995                      Manager since 1994; from 1993 to 1994, Global Bond Fund Manager,
                                                    Lazard Investors; from 1991 to 1993, Global Bond Fund Manager,
                                                    Sanwa International PLC.
Nicholas S. Train        Portfolio Manager since   Head of Investments for the United Kingdom and Europe for the
 London                   Fund inception in 1993    Manager since 1997. Prior thereto, Mr. Train was a Portfolio
                                                    Manager for the Manager since 1991.


                             STRATEGIC INCOME FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Michael Mabbutt          Portfolio Manager since   Head of Emerging Market Debt for the Manager since April 1997, and
 London                   1997                      Portfolio Manager for LGT Asset Management PLC (London) since
                                                    December 1996. Prior thereto, Mr. Mabbutt was a Senior Portfolio
                                                    Manager for Emerging Market Debt at Baring Asset Management
                                                    (London) from 1992 to December 1996. From 1986 to 1991, Mr. Mabbutt was a fixed income Investment Manager for Norwich Union Life
                                                    Insurance Society.
Cheng-Hock Lau*          Portfolio Manager since   Mr. Lau has been Chief Investment Officer for Developed Market Debt
 New York                 1996                      for the Manager since November 1996, and was a Senior Portfolio
                                                    Manager for global/international fixed income for the Manager from
                                                    July 1995 to November 1996. Prior thereto, Mr. Lau was a Senior
                                                    Vice President and Senior Portfolio Manager for Fiduciary Trust
                                                    Company International from 1993 to 1995, and Vice President at
                                                    Bankers Trust Company from 1991 to 1993.

                               INTERNATIONAL FUND


                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Roger Yates              Portfolio Manager since   Mr. Yates has been International Chief Investment Officer for the
 London                   1996                      Manager since September 1996. From 1994 to 1996, Mr. Yates was the
                                                    Chief Investment Officer and Portfolio Manager for Europe and the
                                                    United Kingdom for the Manager. From 1988 to 1994, Mr. Yates was an
                                                    Investment Manager for Morgan Grenfell Asset Management.
Michael Lindsell         Portfolio Manager since   Head of Investment Strategy for Global Equities for the Manager
 London                   1997                      since 1996. From 1992 to 1996, Mr. Lindsell was Chief Investment
                                                    Officer for Japan for LGT Asset Management Ltd. (Hong Kong) as well as Portfolio Manager for the Manager. Prior thereto, Mr. Lindsell was a Director of Warburg Asset Management (Tokyo).


--------------
*Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 41

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          U.S. GOVERNMENT INCOME FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
John W. Geissinger*      Portfolio Manager since   Mr. Geissinger has been a Senior Portfolio Manager and Head of the
 New York                 1997                      Investment Grade Fixed Income Group for the Manager since 1993.
                                                    Prior thereto, Mr. Geissinger was a Portfolio Manager at the Putnam
                                                    Companies from 1987 until 1993.

                         GLOBAL GOVERNMENT INCOME FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
Cheng-Hock Lau*          Portfolio Manager since   Mr. Lau has been Chief Investment Officer for Developed Market Debt
 New York                 1996                      for the Manager since November 1996, and was a Senior Portfolio
                                                    Manager for global/international fixed income for the Manager from
                                                    July 1995 to November 1996. Prior thereto, Mr. Lau was a Senior
                                                    Vice President and Senior Portfolio Manager for Fiduciary Trust
                                                    Company International from 1993 to 1995, and Vice President at
                                                    Bankers Trust Company from 1991 to 1993.
Michael Mabbutt          Portfolio Manager since   Head of Emerging Market Debt for the Manager since April 1997, and
 London                   1997                      Portfolio Manager for LGT Asset Management PLC (London) since
                                                    December 1996. Prior thereto, Mr. Mabbutt was a Senior Portfolio
                                                    Manager for Emerging Market Debt at Baring Asset Management
                                                    (London) from 1992 to December 1996. From 1986 to 1991, Mr. Mabbutt was a fixed income Investment Manager for Norwich Union Life
                                                    Insurance Society.

                               MONEY MARKET FUND

                           RESPONSIBILITIES FOR
NAME/OFFICE                      THE FUND                                  BUSINESS EXPERIENCE
-----------------------  ------------------------  --------------------------------------------------------------------
John W. Geissinger*      Portfolio Manager since   Mr. Geissinger has been a Senior Portfolio Manager and Head of the
 New York                 1997                      Investment Grade Fixed Income Group for the Manager since 1993.
                                                    Prior thereto, Mr. Geissinger was a Portfolio Manager at the Putnam
                                                    Companies from 1987 until 1993.
Heidi Koch*              Portfolio Manager since   Portfolio Manager for the Manager since 1991.
 New York                 1997

--------------
*Employees of Chancellor Capital prior to October 31, 1996.

                               Prospectus Page 42

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In placing orders for the Funds' securities transactions, the Manager seeks to obtain the best net results. Brokerage transactions for the Funds may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.

FUND EXPENSES. Each Fund pays all of its respective expenses not assumed by the Manager and other agents.

The Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the New Pacific Fund, the Europe Fund, the International Fund, the Emerging Markets Fund, the Latin America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, and the Growth & Income Fund to 1.25% of their respective net assets. In addition, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the America Fund, the Strategic Income Fund, the Global Government Income Fund, and the U.S. Government Income Fund to 1.00% of their respective net assets. Likewise, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to 0.75% of its net assets. These undertakings may be changed or eliminated in the future.

From time to time, the Manager in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses. All general expenses of each Company and joint expenses of the Funds (see "Other Information") are allocated among the Funds on a basis deemed fair and equitable.

                               Prospectus Page 43

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                               OTHER INFORMATION

--------------------------------------------------------------------------------

DIVERSIFICATION STANDARDS. Each of the following Funds is classified as a "diversified" investment company under the 1940 Act: the New Pacific Fund, the Europe Fund, the America Fund, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the U.S. Government Income Fund, the International Fund, the Emerging Markets Fund, and the Money Market Fund. This means that with respect to 75% of each Fund's total assets, no more than 5% will be invested in the securities of any one issuer, and each Fund will purchase no more than 10% of the voting securities of any one issuer.

Each of the following Funds is classified as a "non-diversified" investment company under the 1940 Act: the Latin America Fund, the Growth & Income Fund, the Strategic Income Fund and the Global Government Income Fund. Each such Fund, however, intends to continue to qualify as a regulated investment company for federal income tax purposes. This means, in general, that more than 5% of the Fund's total assets may be invested in securities of one issuer but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. Because each such Fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such Fund may be subject to greater investment and credit risk with respect to its portfolio than a Fund that is more broadly diversified.

ORGANIZATION OF THE COMPANIES. Each Company is organized as a Massachusetts business trust and each is registered with the SEC as an open-end management investment company. Each Company and each Fund, except the Telecommunications Fund, the Emerging Markets Fund, the International Fund, the Infrastructure Fund and the Natural Resources Fund, commenced operations on February 10, 1993. The Telecommunications Fund commenced operations on October 18, 1993. The Emerging Markets Fund and the International Fund commenced operations on July 5, 1994. The Infrastructure Fund and the Natural Resources Fund commenced operations on January 31, 1995.


From time to time, each Company's Board of Trustees may, in its discretion, establish additional series and issue shares of additional series of the Company's shares of beneficial interest. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares). Shareholders have no preemptive or conversion rights.


On any matter submitted to a vote of shareholders, shares of each Fund will be voted by that Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. The shares of all Funds of a Company will be voted in the aggregate on other matters, such as the election of Trustees and ratification of that Company's Board of Trustees' selection of the Company's independent accountants. In accordance with current law, the Funds anticipate that when a Participating Insurance Company issues a VA Contract that invests in a Company, VA Contract holders will be asked for instructions on how to vote, and shares will be voted by a Participating Insurance Company in accordance with the voting instructions received. For further information on voting rights, see the VA Contract prospectus.

The Companies normally will not hold annual meetings of shareholders in any year, except as required under the 1940 Act. Either Company would be required to hold a shareholders meeting in the event that at any time less than a majority of that Company's Trustees holding office had been elected by shareholders. Trustees shall continue to hold office until their successors are elected and have qualified. Shares of either Company's Funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of a Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or for any other purpose. The 1940 Act requires each Company to assist shareholders in calling such a meeting.

Pursuant to each Company's Declaration of Trust, each Company may issue an unlimited number of

                               Prospectus Page 44

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
shares for each of its Funds. Each share of a Fund represents an interest in that Fund only, has no par value, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Trustees.

Effective July 5, 1994, the name of "G.T. Global: Variable Pacific Fund" was changed to "G.T. Global: Variable New Pacific Fund" and its investment policy was revised by the Board of Trustees to remove Japan from the Fund's Primary Investment Area.

Currently, owners of VA Contracts issued by the Participating Insurance Companies for which shares of one or more Funds are the investment vehicle will receive from such Participating Insurance Company unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent accountants. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds whose shares are offered to insurance company separate accounts, in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of one-, five- and ten-year periods. If a one-, five-and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions.

In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof.

The Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund also may refer in advertising and promotional materials to their respective yields, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in the Fund's financial statements.

From time to time the Money Market Fund may advertise its "yield" and "effective yield" in advertisements or promotional materials. The "yield" of the Money Market Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The Statement of Additional Information describes the methods used to calculate the Money Market Fund's yield and effective yield.

In addition to "yield" and "effective yield," advertisements or promotional materials also may include other performance data of the Money Market Fund which may consist of: (1) the actual return or total income (including realized net short-

                               Prospectus Page 45

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
term capital gain, if any) generated by a hypothetical investment in the Fund year-by-year since the commencement of the Fund's operations; (2) the compounded return or total income generated by a hypothetical investment in the Fund year by year for the same period, assuming reinvestment of all dividends and any other distributions; and (3) the cumulative return (or overall change in account value) of a hypothetical investment in the Fund year by year over the same period, also assuming reinvestment of all dividends and any other distributions.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. The Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Yield and performance information of any Fund will not be compared with such information for funds that offer their shares directly to the public, because Fund data do not reflect charges imposed by a Participating Insurance Company on the VA Contracts. The effective yield and total return for a Fund should be distinguished from the rate of return of a corresponding division of a separate account of such Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Accordingly, performance figures for a Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. VA Contract holders should consult their Participating Insurance Company's VA Contract prospectus for further information. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies.

Calculations of a Fund's yield or performance information may reflect any undertaking that may be in effect. See "Management" and "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Reporting and general transfer agent functions for the Funds and servicing of the Separate Accounts are performed by GT Global Investor Services, Inc. (the "Transfer Agent"). The Transfer Agent is an affiliate of the Manager, a subsidiary of Liechtenstein Global Trust, and maintains its offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, California 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's assets.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Companies. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global, Inc. and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Companies' and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds, assists in the preparation of the Funds' federal and state income tax returns and consults with the Companies and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               Prospectus Page 46

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 47

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 48

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 49

GENERAL AMERICAN

GA0597/VARPR705028M.228

SELIC

SELPR705002M.229

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
                      GT GLOBAL VARIABLE NEW PACIFIC FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                     GT GLOBAL VARIABLE LATIN AMERICA FUND
                        GT GLOBAL VARIABLE AMERICA FUND
                     GT GLOBAL VARIABLE INTERNATIONAL FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                    GT GLOBAL VARIABLE GROWTH & INCOME FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND
                          GT GLOBAL MONEY MARKET FUND

                        50 California Street, 27th Floor
                        San Francisco, California 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information
                                  May 1, 1997

--------------------------------------------------------------------------------

This Statement of Additional Information relates to the GT Global Variable Investment Funds (individually a "Fund," and collectively, the "Funds"). Each Fund is organized as a separate series of either G.T. Global Variable Investment Series ("Investment Series") or G.T. Global Variable Investment Trust
("Investment Trust") (individually, the "Company," and collectively, the "Companies"). This Statement of Additional Information which is not a prospectus, supplements and should be read in conjunction with the Funds' current Prospectus dated May 1, 1997, a copy of which is available without charge by writing to the above address or by calling the Funds at the toll-free phone number printed above. Shares of each Fund are offered only to separate accounts ("Separate Accounts") that fund certain variable annuity contracts ("VA Contracts") offered by certain life insurance companies ("Participating Insurance Companies").

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the Funds' Investment Manager and Administrator. The Funds' Transfer Agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................     11
Risk Factors.............................................................................................................     20
Investment Limitations...................................................................................................     26
Execution of Portfolio Transactions......................................................................................     37
Trustees and Executive Officers..........................................................................................     40
Management...............................................................................................................     42
Valuation of Shares......................................................................................................     46
Information Relating to Sales and Redemptions............................................................................     47
Taxes....................................................................................................................     48
Additional Information...................................................................................................     50
Investment Results.......................................................................................................     51
Description of Debt Ratings..............................................................................................     59
Appendix.................................................................................................................     62
Financial Statements.....................................................................................................     63


[LOGO]

                   Statement of Additional Information Page 1

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES
The investment objective of each of the following Funds as defined in the Prospectus, is long-term growth of capital: GT GLOBAL VARIABLE NEW PACIFIC FUND ("New Pacific Fund"), GT GLOBAL VARIABLE INTERNATIONAL FUND ("International Fund"), GT GLOBAL VARIABLE EUROPE FUND ("Europe Fund") and GT GLOBAL VARIABLE AMERICA FUND ("America Fund"). GT GLOBAL VARIABLE LATIN AMERICA FUND ("Latin America Fund") seeks capital appreciation. The investment objective of each of GT GLOBAL VARIABLE EMERGING MARKETS FUND ("Emerging Markets Fund") and GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND ("Telecommunications Fund") is long-term growth of capital. The investment objective of each of GT GLOBAL VARIABLE
INFRASTRUCTURE FUND ("Infrastructure Fund") and GT GLOBAL VARIABLE NATURAL RESOURCES FUND ("Natural Resources Fund") is long-term capital growth. The investment objectives of GT GLOBAL VARIABLE GROWTH & INCOME FUND ("Growth & Income Fund") are long-term capital appreciation together with current income. GT GLOBAL VARIABLE STRATEGIC INCOME FUND ("Strategic Income Fund") seeks high current income as its primary investment objective. The Strategic Income Fund's secondary investment objective is capital appreciation. GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND ("Global Government Income Fund") seeks high current income as its primary investment objective. The Global Government Income Fund's secondary investment objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure. The investment objective of GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND ("U.S. Government Income Fund") is a high level of current income, consistent with the preservation of capital. The investment objective of GT GLOBAL MONEY MARKET FUND ("Money Market Fund") is maximum current income consistent with liquidity and conservation of capital.

SELECTION OF INVESTMENTS
    GENERAL. Each Fund seeks to achieve its investment objective(s) through a distinct set of investment policies. In determining the appropriate distribution of investments among various countries and geographic regions for the Funds, the Manager ordinarily considers the following factors: prospects for relative economic growth between the different countries in which each Fund may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors.

In analyzing companies for possible investment by each Fund, the Manager ordinarily looks for one or more of the following characteristics: above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics which will enable the companies to compete successfully in their respective marketplaces. In certain countries, governmental restrictions and other limitations on investment may affect the maximum percentage of equity ownership in any one company by a Fund or the Funds in the aggregate. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals.

In certain countries, governmental and other restrictions on investment may affect a Fund's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market price, liquidity and rights with respect to those securities may vary from shares owned by nationals. At this time, the Manager is not aware of the existence of any investment or exchange control regulations which might substantially impair the operations of the Funds as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Funds has a present intention of making any significant investment in any country or stock market in which the Manager considers the politicial or economic situation to threaten a Fund with substantial or total loss of its investment in such country or market.

    THE EMERGING MARKETS FUND. The Emerging Markets Fund does not consider the following countries to be emerging markets: Australia, Austria, Belgium, Canada, Denmark, England, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland and United States. In determining what countries constitute emerging markets the Manager will consider, among other things, data analysis, and classification of countries

                   Statement of Additional Information Page 2

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation.

    THE NATURAL RESOURCES FUND. With respect to the Natural Resources Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

    THE TELECOMMUNICATIONS FUND. With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities and lead to growth in the sector: (i) the deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) the privatization of state-owned telecommunications businesses; (iii) the development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies, that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

    THE GROWTH & INCOME FUND. With respect to the Growth & Income Fund, the Manager attempts to identify those countries and industries where economic and political factors are likely to produce above-average growth rates and to further identify companies in such countries and industries that are best positioned and managed to benefit from these factors. In evaluating possible equity investments, the Manager attempts to identify and acquire only securities it deems to represent high or improving investment quality. Securities representing high investment quality generally will include those of well-known, established and successful issuers that the Manager believes will continue to be successful in the future. Securities representing improving investment quality may include those of an issuer which, for instance, has improved its sales or earnings or of an issuer the balance sheet and financial condition of which are improving. The Manager seeks to avoid investing in equity securities that appear overly speculative or risky, even if they have otherwise attractive features or investment potential.

In evaluating debt securities considered for investment by the Growth & Income Fund, the Manager analyzes their yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments, and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it. The Manager may increase the average maturity of the portion of the Fund's holdings invested in debt obligations when it expects interest rates to decline, and may decrease such maturity when it expects interest rates to rise. There are no limitations on the maximum or minimum maturities of the debt securities considered by the Growth & Income Fund for investment or on the average weighted maturity of the debt portion of the Fund's holdings. Should the rating of a debt security be revised while such security is owned by the Growth & Income Fund, the Manager will evaluate what action, if any, is appropriate with respect to such security. See "Description of Debt Ratings."

    THE LATIN AMERICA FUND. Several Latin American countries have adopted debt conversion programs, pursuant to which investors may use external debt of a country, directly or indirectly, to make investments in local companies. The terms of the various programs vary from country to country, although each program includes significant restrictions on the application of the proceeds received in the conversion and on the remittance of profits on the investment and of the invested capital. The Latin America Fund intends to acquire Sovereign Debt to hold and trade in appropriate circumstances, as well as to use to participate in Latin American debt conversion programs. See "Risk Factors" in the Funds' Prospectus and "Risk Factors" below. The Manager will evaluate opportunities to enter into debt conversion transactions as they arise but does not currently intend to invest more than 5% of the Latin America Fund's assets in such programs.


MORTGAGE-BACKED AND ASSET-BACKED SECURITIES


The Strategic Income Fund, Global Government Income Fund and U.S. Government Income Fund may invest in mortgage-backed securities, including fixed-rate mortgage obligations, adjustable rate mortgage obligations ("ARMs") and collateralized mortgage obligations ("CMOs"). Each of these Funds may also invest in asset-backed securities.



Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-class pass-through securities and collateralized mortgage obligations are collectively referred to herein as CMOs. The U.S. government mortgage-backed securities in which the Funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association ("GNMA"), Fannie Mae, or the Federal Home Loan Mortgage Corporation ("Freddie


                   Statement of Additional Information Page 3
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Mac"). Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities (collectively "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with its investment limitations, a Fund expects to invest in those new types of mortgage-backed securities that the Manager believes may assist a Fund in achieving its investment objective. Similarly, a Fund may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.



Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.



The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgagee loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage-backed and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.



The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.



Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of a pass-through pool varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting the yield of a Fund.


                   Statement of Additional Information Page 4
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS


GNMA CERTIFICATES. GNMA  guarantees certain  mortgage pass-through  certificates
("GNMA certificates"), issued by Private Mortgage Lenders and representing ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the Funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.



FANNIE MAE CERTIFICATES. Fannie Mae facilitates a national secondary market in residential mortgagee loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.



FREDDIE MAC CERTIFICATES. Freddie Mac also facilitates a secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.



PRIVATE, RTC AND SIMILAR MORTGAGE-BACKED SECURITIES. Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to the pass-through certificates and collateralized mortgage obligations ("CMOs") issued or guaranteed by GNMA, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality; but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of GNMA, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.



The Resolution Trust Corporation ("RTC"), which was organized by the U.S. government in connection with the savings and loan crisis, held assets of failed savings associations as either a conservator or receiver for such associations, or it acquired such assets in its corporate capacity. These assets included, among other things, single family and multifamily mortgage loans, as well as commercial mortgage loans. In order to dispose of such assets in an orderly manner, RTC established a vehicle registered with the SEC through which it sold mortgage-backed securities. RTC mortgage-backed securities represent pro rata interests in pools of mortgage loans that RTC held or acquired, as described above, and are supported by one or more of the types of private credit enhancements used by Private Mortgage Lenders.



COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS. CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.



In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO (other than any PO class) on a monthly, quarterly


                   Statement of Additional Information Page 5
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

or semi-annual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.



Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.



Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease -- but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an "inverse IO," on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.



ARM AND FLOATING RATE MORTGAGE-BACKED SECURITIES. ARM mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities.



ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify for limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default interest. ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment.



The rates of interest payable on certain ARMs are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the value of such ARM mortgage-backed securities still tends to be less sensitive to interest rate fluctuations than fixed-rate securities.



As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.



TYPES OF CREDIT ENHANCEMENT. To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) protection against losses resulting after default by an obligor on the underlying assets and


                   Statement of Additional Information Page 6
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting after default and liquidation ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.


VARIABLE AND FLOATING RATE SECURITES
The Money Market Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the Securities and Exchange Commission (the "SEC") under which they may be considered to have remaining maturities of 13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Money Market Fund invests in such variable and floating rate securities, it is the Manager's view that the Money Market Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Manager further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.

DEPOSITORY RECEIPTS
Each Fund, except for the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are receipts issued in Europe, typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs and CDRs in bearer form are designed for use in European securities markets. For purposes of the Funds' respective investment policies, the Funds' investments in ADRs, ADSs, EDRs, and CDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the

                   Statement of Additional Information Page 7

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

SAMURAI AND YANKEE BONDS
The New Pacific Fund, the International Fund, the Strategic Income Fund, and the Global Government Income Fund may invest in yen-denominated bonds sold in Japan by non-Japanese issuers ("Samurai bonds"), and the America Fund, the Strategic Income Fund and the Global Government Income Fund may invest in U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). It is the policy of each Fund to invest in Samurai or Yankee bond issues only after taking into account considerations of quality and liquidity, as well as yield.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by the Funds, except for the Money Market Fund, in connection with other securities or separately, and may provide the Funds with the right to purchase at a later date other securities of the issuer.

LENDING OF SECURITIES
For the purpose of realizing additional income, each Fund, except the Money Market Fund, may make secured loans of securities held by that Fund which amount to not more than 30% of its total assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans continuously be secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. Each Fund may pay reasonable administrative and custodial fees in connection with loans of its securities. While the securities loan is outstanding, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Fund has a right to call each loan and obtain the securities within the stated settlement period. The Fund will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will be made only to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of the Funds' respective investment policies regarding bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of such Fund. For purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
Each Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under the U.S. Bankruptcy Code that would allow it immediately to resell the collateral. There is no limitation on the amount of the Fund assets may be subject to repurchase agreements at any given time. No Fund will enter into a repurchase agreement with a maturity of more than seven days if, as a result more than 15% (10% for the Money Market Fund) of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Fund's (other than the Money Market Fund) borrowings will not exceed 33 1/3% of the Fund's total assets, i.e., the Fund's total assets at all times will equal at least 300% of the amount of outstanding borrowing. If market fluctuations in the value of a Fund's securities holdings or other factors cause the ratio of the Fund's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event the Fund may be required to sell

                   Statement of Additional Information Page 8

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to provide cash to meet redemptions of Fund shares. Any borrowing by a Fund may cause greater fluctuation in its net asset value than would be the case if the Fund did not borrow.

Each Fund (except the Money Market Fund and the Strategic Income Fund) currently is prohibited from borrowing money in order to purchase securities. In the event that a Fund is permitted to employ leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the Fund's net asset value. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely if such income and gains fail to exceed such costs, the Fund's earnings or net asset value would decline faster than would otherwise be the case.

Excluding the Money Market Fund, each Fund may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which a Fund transfers possession of a security to another party, such as a bank or broker/dealer in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund had sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Funds (except for the Latin America Fund and the Money Market Fund) also may engage in "roll" borrowing transactions, which involve the sale of GNMA certificates or other securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Each Fund will set aside cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

The Strategic Income Fund also may enter into "dollar rolls," in which the Fund sells fixed income securities for delivery in the current month, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Strategic Income Fund would forego principal and interest paid on such securities. The Strategic Income Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

SHORT SALES
The Funds (except for the Money Market Fund, the New Pacific Fund, the International Fund, the Europe Fund and the America Fund) are authorized to make short sales of securities, although they have no current intention of doing so. Moreover, the Strategic Income Fund, the Global Government Income Fund, the Growth & Income Fund and the U.S. Government Income Fund may only make short sales "against the box."

A short sale is a transaction in which a Fund sells a security in anticipation that the market price of that security will decline. A Fund may make short sales
(i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain investment flexibility. When a Fund makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker-dealer or other intermediary through which it made the short sale. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Fund also will be required to deposit collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security, regarding payment of any amounts received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

                   Statement of Additional Information Page 9

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund, the Emerging Markets Fund, and the Latin America Fund will not make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of their respective total assets, or their respective aggregate short sales of the securities of any one issuer exceed the lesser of 2% of net assets or 2% of the securities of any class of the issuer. Moreover, the Infrastructure Fund, the Natural Resources Fund, the Telecommunications Fund and the Latin America Fund may engage in short sales only with respect to securities listed on a national securities exchange.

A Fund might make a short sale "against the box" in order to hedge against market risks when the Manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Manager wants to sell the security the Fund owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in the Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. There will be certain additional transaction costs associated with short sales "against the box," but the Funds will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

                  Statement of Additional Information Page 10

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

--------------------------------------------------------------------------------

SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

        (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

WRITING CALL OPTIONS
All Funds, other than the Money Market Fund, may write (sell) call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. Call options generally will be written on securities and currencies that, in the opinion of the Manager, are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). As long as the obligation of the writer of a call option continues, he may be assigned an exercise notice, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

                  Statement of Additional Information Page 11

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objective(s). When writing a call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. A Fund does not consider a security or currency covered by a call option to be "pledged" as that term is used in the Fund's investment limitations that limit the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

The premium that a Fund receives for writing a call option is deemed to constitute the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both.

A Fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering the security or currency currently held by it. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund.

WRITING PUT OPTIONS
The Funds, other than the Money Market Fund, may write put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Fund generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for the Fund at a price lower than the current market price of the security or currency. In such event, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund also would receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

                  Statement of Additional Information Page 12

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

PURCHASING PUT OPTIONS
Each Fund, other than the Money Market Fund, may purchase put options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a put option, a Fund would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

A Fund may purchase a put option on an underlying security or currency ("protective put") owned by the Fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any profit otherwise realizable when the security or currency eventually is sold.

A Fund also may purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Fund, other than the Money Market Fund, may purchase call options on securities, currencies and (except for the Strategic Income Fund, the Global Government Income Fund and the U.S. Government Income Fund) stock indices. As the holder of a call option, a Fund would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Fund may enter into closing sale transactions with respect to such option, exercise such option or permit such option to expire.

Call options may be purchased by a Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique also may be useful to the Funds in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund also may purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option could be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options also may be purchased at times to avoid realizing losses that would result in a reduction of a Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security or currency. Accordingly, the Fund could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Fund's delivery obligations under its written call (if it is exercised). This strategy could allow the Fund to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Fund would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of the Fund's total assets at the time of purchase.

                  Statement of Additional Information Page 13

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Each Fund may attempt to accomplish objectives similar to those involved in using Forward Contracts by purchasing put or call options on currencies. A put option gives a Fund as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives a Fund as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Fund might purchase a currency put option, for example, to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Options may be either listed on an exchange or traded over-the-counter ("OTC"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices, obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission (the "SEC") considers purchased OTC options to be illiquid securities. A Fund may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although each Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a Fund writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

                  Statement of Additional Information Page 14
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Fund as the call writer will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
The Funds, except for the Money Market Fund, may enter into interest rate or currency futures contracts, and the Funds, except for the Strategic Income Fund, the Global Government Income Fund, the U.S. Government Income Fund and the Money Market Fund, may enter into stock index futures contracts ("Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds. The Funds' hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, or declines in currency exchange rates or stock prices and purchases of futures as an offset against the effect of expected declines in interest rates or increases in currency exchange rates or stock prices.

The Funds only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the Funds' exposure to interest rate and currency exchange rate fluctuations, a Fund may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times during which the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the

                  Statement of Additional Information Page 15
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Funds will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

The Funds' Futures transactions generally will be entered into for hedging purposes, except as discussed below under "Synthetic Securities"; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Fund owns, or Futures Contracts will be purchased to protect the Funds against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures trading and to maintain the Fund's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest and currency rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the Fund's securities or currencies being hedged. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. futures exchanges limit the amount of fluctuation permitted in Futures Contract and option on Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Fund were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required

                  Statement of Additional Information Page 16
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Fund writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Fund may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATION ON  USE  OF  FUTURES,  OPTIONS ON  FUTURES  AND  CERTAIN  OPTIONS  ON
CURRENCIES
To the extent that a Fund enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, i.e., exercise, price of the call; a put option on a Futures Contract is
"in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by each Company's Board of Trustees without a shareholder vote. This limitation does not limit the percentage of a Fund's assets at risk to 5%.

FORWARD CURRENCY CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the Forward Contract. A Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

                  Statement of Additional Information Page 17
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

A Fund engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Fund might sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Fund might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by that Company's Board of Trustees.

A Fund may enter into Forward Contracts either with respect to specific transactions or with respect to the overall investments of the Fund. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Fund to sustain losses on such contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Fund to sell a currency, the Fund may either sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a Forward Contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second Forward Contract entitling it to sell the same amount of the same currency on the maturity date of the first Forward Contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first Forward Contract and the offsetting Forward Contract.

The cost to a Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Fund may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts, to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, a Fund could be disadvantaged by dealing in the odd lot market (generally

                  Statement of Additional Information Page 18
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS
consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

SYNTHETIC SECURITY POSITIONS
The Global Government Income Fund and the Strategic Income Fund, each may utilize, up to 5% of its total assets, combinations of futures on bonds and forward currency contracts to create investment positions that have substantially the same characteristics as bonds of the same type as those on which the futures contracts are written. Investment positions of this type are generally referred to as "synthetic securities."

For example, in order to establish a synthetic security position for a Fund that is comparable to owning a Japanese government bond, the Manager might purchase futures contracts on Japanese government bonds in the desired principal amount and purchase forward currency contracts for Japanese Yen in an amount equal to the then current purchase price for such bonds in the Japanese cash market, with each contract having approximately the same delivery date.

The Manager might roll over the futures and forward currency contract positions before taking delivery in order to continue the Fund's investment position, or the Manager might close out those positions, thus effectively selling the synthetic security. Further, the amount of each contract might be adjusted in response to market conditions and the forward currency contract might be changed in amount or eliminated in order to hedge against currency fluctuations.

Further, while these futures and currency contracts remain open, the Funds will comply with applicable SEC guidelines to set aside cash, U.S. government securities or other liquid high grade debt securities in a segregated account with its custodian in an amount sufficient to cover its potential obligations under such contracts.

The Manager would create synthetic security positions for a Fund when it believes that it can obtain a better yield or achieve cost savings in comparison to purchasing actual bonds or when comparable bonds are not readily available in the market. Synthetic security positions are subject to the risk that changes in the value of purchased futures contracts may differ from changes in the value of the bonds that might otherwise have been purchased in the cash market.

Also, while the Manager believes that the cost of creating synthetic security positions generally will be materially lower than the cost of acquiring comparable bonds in the cash market, a Fund will incur transaction costs in connection with each purchase of a futures or forward currency contract. The use of futures contracts and forward currency contracts to create synthetic security positions also is subject to substantially the same risks as those that exist when these instruments are used in connection with hedging strategies.

                  Statement of Additional Information Page 19
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

INTEREST RATE AND CURRENCY SWAPS
The Strategic Income Fund usually will enter into swaps on a net basis, that is, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund's receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Strategic Income Fund's obligations over its entitlements with respect to each swap, will be accrued on a daily basis, and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in an account by a custodian that satisfies the requirement of the 1940 Act. The Strategic Income Fund will also establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Fund. The Manager and the Strategic Income Fund believe that swaps, caps and floors do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions.

The Strategic Income Fund will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty combined with any credit enhancements is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Manager. If a counterparty defaults, the Strategic Income Fund may have contractual remedies pursuant to the agreements related to the transactions. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed, and, for that reason, they are less liquid than swaps.

--------------------------------------------------------------------------------

                                  RISK FACTORS

--------------------------------------------------------------------------------

ILLIQUID SECURITIES

Each Fund may invest up to 15% of its net assets (except for the Money Market Fund, which may invest up to 10% of its net assets) in illiquid securities. Securities may be considered illiquid if a Fund cannot reasonably expect within seven days to sell the securities for approximately the amount at which the Fund values such securities. See "Investment Limitations." The sale of illiquid securities if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities such as securities eligible for trading on securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.


Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

Not   all  restricted  securities   are  illiquid.  In   recent  years  a  large
institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

                  Statement of Additional Information Page 20
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Funds, however, could affect adversely the marketability of such portfolio securities and the Funds might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, a Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited, and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Fund and periodically reports such determination to the Company's Boards of Trustees.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment; convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL, OR ETHNIC INSTABILITY. Certain countries in which a Fund may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Fund's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which the Fund invests and adversely affect the value of a Fund's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Fund. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the cost and expenses of a Fund. For example, certain countries require prior governmental approval before to investments by foreign persons maybe made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the securities held by a Fund will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed

                  Statement of Additional Information Page 21

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Fund under normal circumstances (except the Money Market Fund and to a lesser extent, the America Fund) will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Fund's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders in the Fund. Moreover, if the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, the pace of business activity in the other countries, and the United States, and other economic and financial conditions affecting the world economy.

Although each Fund values its assets daily in terms of U.S. dollars, the Funds do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems either could result in losses to a Fund due to subsequent declines in value of that security or, if a Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of each Fund's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Fund's trading activities.

Each Fund may use foreign custodians, which may involve risks in addition to those related to the use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning the Fund's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. A Fund's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing the Fund's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Fund invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Fund may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers

                  Statement of Additional Information Page 22

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Fund.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Many of the Asia Pacific region countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the principal financial markets in which a Fund invests and adversely affect the value of a Fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting the Funds.

                  Statement of Additional Information Page 23
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Several of the Asia Pacific region countries have or in the past have had hostile relationships with neighboring nations or have experienced internal insurgency. Thailand has experienced border conflicts with Laos and Cambodia, and India is engaged in border disputes with several of its neighbors, including China and Pakistan. An uneasy truce exists between North Korea and South Korea, and the recurrence of hostilities remains possible. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Also, China continues to claim sovereignty over Taiwan and recently has conducted military maneuvers near Taiwan.

The economies of most of the Asia Pacific region countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of the Asia Pacific region countries. In addition, the economies of some of the Asia Pacific region countries, Australia and Indonesia, for example, are vulnerable to weakness in world prices for their commodity exports, including crude oil.

China is scheduled to assume sovereignty over Hong Kong on July 1997. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for fifty years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. In addition, such reversion has increased sensitivity in Hong Kong to political developments and statements by public figures in China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments and statements, which in turn can affect markets and business performance.

In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devaluated and a risk of possible loss of investor confidence in the Hong Kong markets and dollar. However, factors exist that are likely to mitigate this risk. First, China has stated its intention to implement a "one country, two systems" policy, which would preserve monetary sovereignty and leave control in the hands of the Hong Kong Monetary Authority ("HKMA").

Second, fixed rate parity with the U.S. dollar is seen as critical to maintaining investors' confidence in the transition to Chinese rule and, therefore, it is anticipated that, in the event international investors lose confidence in Hong Kong dollar assets, the HKMA would intervene to support the currency, though such intervention cannot be assured. Third, Hong Kong's and China's sizable combined foreign exchange reserve may be used to support the value of the Hong Kong dollar, provided that China does not appropriate such reserves for other uses, which is not anticipated, but cannot be assured. Finally, China would be likely to experience significant adverse political and economic consequences if confidence in the Hong Kong dollar and the territory assets were to be endangered.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country.

                  Statement of Additional Information Page 24
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                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

                  Statement of Additional Information Page 25
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                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


Each Fund is subject to certain fundamental investment limitations which may not be changed without approval by affirmative vote of the lesser of (i) 67% or more of the Fund's shares represented at a shareholders' meeting at which more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Each Fund is also subject to nonfundamental limitations which may be changed by vote of the applicable Company's Board of Trustees without shareholder approval.


NEW PACIFIC FUND, INTERNATIONAL FUND, EUROPE FUND AND AMERICA FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

No Fund may:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell interests in oil, gas or other mineral exploration or development programs, except that a Fund may invest in the securities of companies that engage in these activities;

        (4) Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (5) Mortgage, pledge or in any other manner transfer as security for any indebtedness, any of its assets except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of a Fund's assets;

        (6) Borrow money in excess of 33-1/3% of a Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Purchase securities on margin or effect short sales, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and except in connection with the use of options, futures contracts, options thereon or forward currency contracts. A Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (8) Participate on a joint or a joint and several basis in any trading account in securities. (The "bunching" of orders for the sale or purchase of marketable securities with other accounts under the management of the Manager to save brokerage costs or average prices among them is not deemed to result in a securities trading account);

        (9) Make loans, except that a Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;

       (10) Purchase or retain the securities of an issuer if, to the knowledge of the Fund, one or more of the Trustees or officers of that Company or the Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own beneficially more than 5% of such securities;


       (11) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund may be deemed an underwriter under federal or state securities laws; or


       (12) Invest more than 25% of the value of a Fund's total assets in securities of issuers conducting their principal business activities in any one industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities.

                  Statement of Additional Information Page 26

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


No Fund may:

        (1) Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;


        (2) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33-1/3% of the value of the Fund's total assets; or


        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of these positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

A Fund will not knowingly exercise rights or otherwise acquire securities when to do so would jeopardize the Fund's status under the 1940 Act as a diversified investment company. A Fund may exchange securities, exercise conversion or subscription rights, warranties, or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's compliance with the investment percentage limitations referred to above and in the Funds' Prospectus.

INFRASTRUCTURE FUND AND NATURAL RESOURCES FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

Neither Fund may:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that each Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33-1/3% of the value of each Fund's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent either Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Fund may not exceed one-third of that Fund's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Fund may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 27

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


Neither Fund may:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into;


        (5) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33-1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Infrastructure Fund's or Natural Resources Fund's total assets, such Fund will not make any additional investments; or


        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

TELECOMMUNICATIONS FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, other than the telecommunications industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships); however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities except that it may make margin deposits in connection with futures contracts;

        (7) Borrow money except from banks not in excess of 33-1/3% of the value of the Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets, respectively. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Funds' Prospectus and Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  Statement of Additional Information Page 28

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (8) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or


        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33-1/3% of the value of the Fund's total assets. While borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

EMERGING MARKETS FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

    The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in transactions in foreign currencies;

        (4) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal or state securities laws;

        (5) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of portfolio securities;

        (6) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with the use of options, futures contracts, options thereon or forward currency contracts. The Fund may make deposits of margin in connection with futures and forward contracts and options thereon;

        (7)  Borrow  money  in excess  of  33-1/3%  of the  Fund's  total assets
    (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge, or in any other manner transfer as security for any indebtedness any of its assets, except to secure permitted borrowings. Collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be a pledge of the Fund's assets;

                  Statement of Additional Information Page 29

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (9) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs, however, the Fund may invest in securities of companies that engage in these activities; or

       (10) With respect to 75% of its total assets, invest more than 5% of its assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;


        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or


        (4) Borrow money, except for temporary or emergency purposes (not for leveraging) not in excess of 33-1/3% of the value of the Fund's total assets and except that the Fund may purchase securities when outstanding borrowings represent no more than 5% of the Fund's assets.

LATIN AMERICA FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Buy and sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and may make loans of securities;

        (5) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks for temporary or emergency purposes not in excess of 33-1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements provided that reverse repurchase agreements, and any other transactions constituting borrowing by the Fund, may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; and

                  Statement of Additional Information Page 30

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Fund may invest in the securities of companies that engage in these activities.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market; or


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.


GROWTH & INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional information and subject to investment policy (4) below;

        (4) Acquire securities subject to restrictions on disposition or securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;

        (7) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that it may make margin deposits in connection with futures contracts subject to investment policy (4) below;

        (8) Borrow money except from banks for temporary or emergency purposes not in excess of 33-1/3% of the value of the Fund's total assets (at the lower of cost or fair market value). The Fund will not purchase securities while borrowings in excess of 5% of total assets are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will

                  Statement of Additional Information Page 31

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
    reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

        (9) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities;

       (10) Invest in interests in oil, gas, or other mineral exploration or development programs; or

       (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer;

        (2) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short; or

        (3) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of a Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

STRATEGIC INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to (13) below;

        (4) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

        (5)  Make  loans,  except  that  the  Fund  may  invest  in  loans   and
    participations, purchase debt securities and enter into repurchaseagreements and make loans of securities;

        (6) Sell securities short, except to the extent that the Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (7) Purchase securities on margin provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to (13) below;

        (8)  Borrow  money  in excess  of  33-1/3%  of the  Fund's  total assets
    (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). The restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the

                  Statement of Additional Information Page 32

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
    Fund's total assets. In the event that the asset coverage for the Fund's borrowings fall below 300%, the Fund, as the case may be, will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (9) Mortgage or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (10) Invest in interests in oil, gas or other mineral exploration or development programs;

       (11) Invest more than 5% of its total assets in securities of companies having, together with predecessors, a record of less than three years of continuous operation;

       (12) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (13) Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract), would be committed to margin on such futures contracts.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest more than 15% of its net assets in illiquid securities; or

        (2) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.

GLOBAL GOVERNMENT INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to (14) below;

        (4) Acquire securities subject to restrictions on disposition of securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, or purchase over-the-counter options or hold assets set aside to cover over-the-counter options written by the Fund, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets;

        (5) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (6) Make loans, except that the Fund may purchase debt securities and enter into repurchase agreements and make loans of securities;

        (7)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (8) Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to (14) below;

                  Statement of Additional Information Page 33

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (9) Borrow money, except from banks or for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. The Fund will not purchase securities while such borrowings are outstanding. This restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll" transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings falls below 300%, the Fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

       (10) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing;

       (11) Invest in interests in oil, gas, or other mineral exploration or development programs;

       (12) Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

       (13) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Company, the Fund or the Fund's investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer; or

       (14) Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract), would be committed to margin on such futures contracts.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.



The Fund will not invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer.


U.S. GOVERNMENT INCOME FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. government or any of its agencies or instrumentalities;

        (2) Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however the Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Funds' Prospectus and Statement of Additional Information and subject to investment policy (6) below;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4)  Make  loans,  except  that  the  Fund  may  invest  in  loans   and
    participations,   purchase  debt   securities  and   enter  into  repurchase
    agreements and make loans of securities;

        (5)  Sell  securities  short,  except  to  the  extent  that  the   Fund
    contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

        (6) Purchase securities on margin provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts subject to investment policy (6) below;

        (7) Borrow money in excess of 33-1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness (other than borrowing). The restriction shall not prevent the Fund from entering into reverse repurchase agreements and engaging in "roll"
    transactions, provided that reverse repurchase agreements, "roll" transactions and any other transactions constituting borrowing by the Fund may not exceed one-third of the Fund's total assets. In the event that the asset coverage for the Fund's borrowings fall below 300%, the Fund, as the case may be, will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to

                  Statement of Additional Information Page 34

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
    provide for 300% asset coverage. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (8) Mortgage, pledge or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing; or

        (9) Invest in interests in oil, gas or other mineral exploration or development programs.


NONFUNDAMENTAL INVESTMENT LIMITATIONS.


The Fund may not:

        (1) Invest in companies for the purpose of exercising control or management;

        (2) Invest more than 15% of its net assets in illiquid securities;

        (3) Invest in securities of an issuer if the investment would cause the Fund to own more than 10% of any class of securities of any one issuer; or


        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.


MONEY MARKET FUND

FUNDAMENTAL INVESTMENT LIMITATIONS.

The Fund may not:

        (1) Purchase common stocks, preferred stocks, warrants or other equity securities;

        (2) Issue senior securities;

        (3) Pledge, mortgage or hypothecate its assets except to secure borrowings as disclosed in the Funds' Prospectus;

        (4) Sell securities short, purchase securities on margin, or engage in option transactions;

        (5) Underwrite the sale of securities of other issuers;

        (6) Purchase or sell real estate interests, commodities or commodity contracts or oil and gas investments;

        (7) Make loans, except: (i) the purchase of debt securities in accordance with the Fund's objectives and policies shall not be considered making loans, and (ii) pursuant to contracts providing for the compensation of service provided by compensating balances;

        (8) Purchase the securities issued by other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

        (9) Invest more than 25% of the value of the Fund's assets in securities of issuers in any one industry, except that the Fund is permitted to invest without such limitation in U.S. government-backed obligations.


NONFUNDAMENTAL INVESTMENT LIMITATIONS



The Fund may not invest more than 10% of its net assets in illiquid securities.



ALL FUNDS



For purposes of each Fund's concentration policy (except with respect to Growth & Income Fund), the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government or any supranational organizations in the aggregate are considered to be securities of issuers in the same industry.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.

                  Statement of Additional Information Page 35

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

All of the Funds have the following investment policies, which may be changed by the Company's Board of Trustees without shareholder or investor approval:

No Fund may:

        (1) Hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements for segregated asset accounts used to fund variable annuity contracts imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code") and the Treasury regulations issued thereunder; or

        (2) Except under unusual circumstances, purchase securities issued by investment companies unless they are issued by companies that follow a policy of investment primarily in the capital markets of a single foreign entity.

Policies  that are  designated as  operating policies  may be  changed only upon
approval  by  the  Board  of  Trustees  and  following  appropriate  notice   to
shareholders.

                  Statement of Additional Information Page 36

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by each Company's Board of Trustees, the Manager is responsible for the execution of the Funds' securities transactions and the selection of broker/dealers who execute such transactions on behalf of the Funds. In executing securities transactions, the Manager seeks the best net results for each Fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While the Funds may engage in soft dollar arrangements for research services, as described below, the Funds have no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of securities transactions.

Consistent with the interests of the Funds, the Manager may select brokers on the basis of the research and brokerage services they provide to the Manager for its use in managing the Funds and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such brokers are in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Contract (defined below). A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Funds and its other clients and that the total commissions paid by each Fund will be reasonable in relation to the benefits received by the Funds over the long term. Research services may also be received from dealers who execute Fund transactions in OTC markets.

The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by the Funds toward payment of the Funds' expenses, such as custodian fees.

Investment decisions for each Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including one or more Funds. In such cases simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to the Funds.

Under a policy adopted by each Company's Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Funds, and the other GT Global Mutual Funds in selecting brokers and dealers for the execution of securities transactions. This policy does not imply a commitment to execute securities transactions through all broker/dealers that sell shares of such funds.

Each Fund contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Fund in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the OTC markets.

                  Statement of Additional Information Page 37

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The Funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of
Liechtenstein Global Trust. Each Company's Board of Trustees has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal year ended December 31, 1996, the Growth & Income Fund paid LGT Bank in Liechtenstein (Deutschland) Gmbh, an "affiliated" broker as defined in the 1940 Act, aggregate brokerage commissions of $611.63 for transactions involving purchases and sales of portfolio securities, which represented .04% of the total brokerage commissions paid by the Growth & Income Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Growth & Income Fund. For the fiscal year ended December 31, 1995, the Europe Fund paid LGT Bank in Liechtenstein (Zurich) brokerage commissions of $565 for transactions involving purchases and sales of portfolio securities, which represented 2.22% of the total brokerage commissions paid by the Europe Fund and 0% of the aggregate dollar amount of transactions involving payment of commissions by the Europe Fund.


The aggregate brokerage commissions paid by the Funds for the fiscal periods ended December 31, 1994, 1995 and 1996, are as follows:

                          YEAR ENDED DECEMBER 31, 1994


GT GLOBAL

Variable America Fund..................................................................................................  $    12,879
Variable Europe Fund...................................................................................................       14,294
Variable New Pacific Fund..............................................................................................       46,394
Money Market Fund......................................................................................................            0
Variable Growth & Income Fund..........................................................................................       13,389
Variable Strategic Income Fund.........................................................................................            0
Variable Global Government Income Fund.................................................................................            0
Variable U.S. Government Income Fund...................................................................................            0
Variable Latin America Fund............................................................................................      113,444
Variable Telecommunications Fund.......................................................................................       88,040


                   JULY 5, 1994 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1994


GT GLOBAL

Variable International Fund............................................................................................  $     9,920
Variable Emerging Markets Fund.........................................................................................       33,112


                          YEAR ENDED DECEMBER 31, 1995


GT GLOBAL

Variable America Fund..................................................................................................  $    48,017
Variable Europe Fund...................................................................................................       81,066
Variable New Pacific Fund..............................................................................................      148,304
Variable International Fund............................................................................................       32,846
Money Market Fund......................................................................................................            0
Variable Growth & Income Fund..........................................................................................       24,481
Variable Strategic Income Fund.........................................................................................            0
Variable Global Government Income Fund.................................................................................            0
Variable U.S. Government Income Fund...................................................................................            0
Variable Latin America Fund............................................................................................      163,060
Variable Telecommunications Fund.......................................................................................       75,529
Variable Emerging Markets Fund.........................................................................................      100,931


                  Statement of Additional Information Page 38

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                 JANUARY 31, 1995 (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 1995


GT GLOBAL

Variable Infrastructure Fund...........................................................................................  $     4,412
Variable Natural Resources Fund........................................................................................        8,399


                          YEAR ENDED DECEMBER 31, 1996


GT GLOBAL

Variable America Fund..................................................................................................  $   149,008
Variable Europe Fund...................................................................................................       97,808
Variable New Pacific Fund..............................................................................................      196,708
Variable International Fund............................................................................................       29,787
Money Market Fund......................................................................................................            0
Variable Growth & Income Fund..........................................................................................       15,766
Variable Strategic Income Fund.........................................................................................        3,923
Variable Global Government Income Fund.................................................................................          496
Variable U.S. Government Income Fund...................................................................................          237
Variable Latin America Fund............................................................................................      134,264
Variable Telecommunications Fund.......................................................................................       69,333
Variable Emerging Markets Fund.........................................................................................      174,892
Variable Infrastructure Fund...........................................................................................       11,718
Variable Natural Resources Fund........................................................................................       68,778


TRADING AND TURNOVER
Although each Fund does not intend generally to trade for short-term profits, the securities held by that Fund will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Fund's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will note a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Fund will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. The portfolio turnover rates for the Funds for the fiscal year ended December 31, 1996 and the portfolio turnover rates for the Funds (except for the Infrastructure Fund and Natural Resources Fund) for the fiscal year ended December 31, 1995, and for the Infrastructure Fund and Natural Resources Fund for the period January 31, 1995 to December 31, 1995, were as follows:

                                                                                   JANUARY 31,
                                                                                      1995
                                                                                  (COMMENCEMENT
                                                                                       OF
                                                            YEAR ENDED             OPERATIONS)
                                                           DECEMBER 31,            TO DECEMBER
                                                    ---------------------------        31,
GT GLOBAL VARIABLE                                      1996           1995           1995
--------------------------------------------------  ------------   ------------   -------------
America Fund......................................      248%            79%            N/A
Europe Fund.......................................       56%           123%            N/A
New Pacific Fund..................................       70%            67%            N/A
International Fund................................       92%           107%            N/A
Money Market Fund.................................      N/A            N/A             N/A
Growth & Income Fund..............................       57%            73%            N/A
Strategic Income Fund.............................      210%           193%            N/A
Global Government Income Fund.....................      235%           394%            N/A
U.S. Government Income Fund.......................       49%           186%            N/A
Latin America Fund................................      102%           140%            N/A
Telecommunications Fund...........................       77%            70%            N/A
Emerging Markets Fund.............................      216%           210%            N/A
Infrastructure Fund...............................       76%           N/A              38%
Natural Resources Fund............................      199%           N/A             875%

                  Statement of Additional Information Page 39

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                        TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Trustees and Executive Officers of each Company are listed below:

NAME, POSITION(S) WITH EACH              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND THE FUNDS AND ADDRESS        EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 38                Director, LGT Asset Management, Inc. since 1996; Director, G.T. Insurance Agency ("G.T.
Trustee, Chairman of the Board and       Insurance") since 1996; Director, Liechtenstein Global Trust AG (holding company of the
President                                various international LGT companies) Advisory Board since January 1996; President, GT
50 California Street                     Global since 1995; President and Chief Executive Officer, G.T. Insurance since 1995;
San Francisco, CA 94111                  Director, Liechtenstein Global Trust AG from 1995 to January 1996; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April 1995 to November 1995; Vice
                                         President and Director of Marketing, GT Global from 1987 to 1995; Senior Vice President,
                                         Retail Marketing, G.T. Insurance from 1993 to 1995; and Vice President, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle also is a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.

C. Derek Anderson, 55                    Chief Executive Officer, Anderson Capital Management, Inc.; Chairman and Chief Executive
Trustee                                  Officer, Plantagenet Holdings, Ltd. from 1991 to present; Director, Munsingwear, Inc.; and
220 Sansome Street                       Director, American Heritage Group Inc. and various other companies. Mr. Anderson also is a
Suite 400                                director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94104                  Act that is managed or administered by the Manager.

Frank S. Bayley, 57                      Partner with Baker & McKenzie (a law firm); Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company). Mr. Bayley also is a director or trustee of each of the other
Two Embarcadero Center                   investment companies registered under the 1940 Act that is managed or administered by the
Suite 2400                               Manager.
San Francisco, CA 94111

Arthur C. Patterson, 53                  Managing Partner, Accel Partners (a venture capital firm). He also serves as a director of
Trustee                                  various computing and software companies. Mr. Patterson also is a director or trustee of
One Embarcadero Center                   each of the other investment companies registered under the 1940 Act that is managed or
Suite 3820                               administered by the Manager.
San Francisco, CA 94111

Ruth H. Quigley, 61                      Private investor; and President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986. Ms. Quigley also is a director or trustee of each of the
1055 California Street                   other investment companies registered under the 1940 Act that is managed or administered
San Francisco, CA 94108                  by the Manager.

Robert G. Wade, Jr.*, 69                 Consultant to the Manager; Chairman of the Board of Chancellor Capital Management, Inc.
Trustee                                  from January 1995 to October 1996; President, Chief Executive Officer and Chairman of the
1166 Avenue of the Americas              Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036

--------------

* Mr. Guilfoyle and Mr. Wade are "interested persons" of each Company as defined by the 1940 Act due to their affiliation with the LGT companies.


                  Statement of Additional Information Page 40

                      GT GLOBAL VARIABLE INVESTMENT FUNDS


NAME, POSITION(S) WITH EACH              PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND THE FUNDS AND ADDRESS        EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
James R. Tufts, 38                Chief Information Officer for the Manager since October 1996; President,
Vice President and Chief          GT Services since 1995; Senior Vice President -- Finance and
Financial Officer                 Administration, GT Global, GT Services and G.T. Insurance, from 1994 to
50 California Street              1995; Senior Vice President -- Finance and Administration, the Manager
San Francisco, CA 94111           from 1994 to October 1996; Vice President -- Finance, the Manager, GT
                                  Global and GT Services from 1990 to 1994; Vice President -- Finance,
                                  G.T. Insurance from 1992 to 1994; and Director of the Manager, GT Global and GT Services since 1991.

Kenneth W. Chancey, 51            Vice President -- Mutual Fund Accounting, the Manager since 1992; and
Vice President and                Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Helge K. Lee, 50                  Executive Vice President, Asset Management Division, Liechtenstein
Vice President and Secretary      Global Trust since October 1996; Senior Vice President, the Manager, GT
1166 Avenue of the Americas       Global, GT Services and G.T. Insurance from February 1996 to October
New York, NY 10036                1996; Vice President, the Manager, LGT Asset Management, Inc., GT
                                  Global, GT Services and G.T. Insurance from May 1994 to February 1996;
                                  General Counsel, the Manager, LGT Asset Management, Inc., GT Global, GT
                                  Services and G.T. Insurance from May 1994 to October 1996; Secretary, the Manager, LGT Asset Management, Inc., GT Global, GT Services and G.T.
                                  Insurance from May 1994 to October 1996; General Counsel and Secretary,
                                  Strong/Corneliuson Management, Inc. and Secretary, each of the Strong
                                  Funds from October 1991 through May 1994.


                            ------------------------


The Board of Trustees of each Company has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Company and its Funds and recommending firms to serve as independent auditors of the Company. Each of the Trustees and Officers of each Company is also a Director and Officer of G.T. Investment Funds, Inc., G.T. Investment Portfolios, Inc., G.T. Global Developing Markets Fund, Inc. and G.T. Global Floating Rate Fund, Inc. and a Trustee and Officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, Global High Income Portfolio, Global Investment Portfolio, Growth Portfolio and Floating Rate Portfolio, which also are registered investment companies managed or administered by the Manager. Each Trustee and Officer serves in total as a Director and or Trustee and Officer, respectively, of 12 registered investment companies and 41 series managed or administered by the Manager. Each Company pays each Trustee who is not a director, officer or employee of the Manager or any affiliated company $5,000 per annum and reimburses travel and other expenses incurred in connection with attending Board meetings. Other Trustees and officers receive no compensation or expense reimbursements from the Company. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received from G.T. Global Variable Investment Series and G.T. Global Variable Investment Trust aggregate Trustees' fees and expenses of $2,000 and $3,000, $2,000 and $3,000, $2,000 and $3,000 and $2,000 and $3,000, respectively. For the fiscal year ended December 31, 1996, Mr. Anderson, Mr. Bayley, Mr. Patterson and Ms. Quigley received total compensation of $87,600, $87,600, $80,100 and $87,600, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension, or retirement benefits. As of the date of this Statement of Additional Information, the officers and Trustees and their families as a group do not own beneficially or of record any of the outstanding shares of any Fund.


                  Statement of Additional Information Page 41

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES
The Manager serves as each Fund's investment manager and administrator under an Investment Management and Administration Contract (individually, a "Management Contract," collectively, the "Management Contracts") between that Fund and the Manager. As investment manager, the Manager makes all investment decisions for each Fund and administers each Fund's affairs. The Manager also serves as the Company's administrator under an Administration Contract ("Administration Contract") between each Company and the Manager. As administrator, the Manager, among other things, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company, and provides suitable office space, and necessary small office equipment and utilities.

Each Management Contract may be renewed for one-year terms, provided that any such renewal has been specifically approved at least annually by: (i) that Fund's Board of Trustees, or by the vote of a majority of that Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to that Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval. Either the Fund or the Manager may terminate a Management Contract without penalty upon sixty (60) days' written notice to the other party. Each Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

With respect to any Fund, either the Company or the Manager may terminate the Administration Contract without penalty upon sixty (60) days' written notice to the other party. The Administration Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

The amounts of investment management and administration fees paid by each Fund for the fiscal periods ended December 31, 1994, 1995 and 1996 were as follows:

                                                                                                               YEAR ENDED
                                                                                                            DECEMBER 31, 1994
                                                                                                      -----------------------------
                                                                                                       INVESTMENT
                                                                                                       MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                                 FEES          AMOUNT
----------------------------------------------------------------------------------------------------  ------------  ---------------
Variable America Fund...............................................................................   $   51,664     $         0
Variable Europe Fund................................................................................      125,533               0
Variable New Pacific Fund...........................................................................      155,724               0
Variable International Fund
 (from July 5, 1994, commencement of operations)....................................................        6,985           4,627
Money Market Fund...................................................................................       52,363               0
Variable Strategic Income Fund......................................................................      174,302               0
Variable Global Government Income Fund..............................................................       69,318               0
Variable U.S. Government Income Fund................................................................       12,663           6,479
Variable Latin America Fund.........................................................................      203,425               0
Variable Emerging Markets Fund
 (from July 5, 1994, commencement of operations)....................................................       20,347          20,347
Variable Telecommunications Fund....................................................................      239,566               0
Variable Growth & Income Fund.......................................................................      210,934               0

                  Statement of Additional Information Page 42

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                                                               YEAR ENDED
                                                                                                            DECEMBER 31, 1995
                                                                                                      -----------------------------
                                                                                                       INVESTMENT
                                                                                                       MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                                 FEES          AMOUNT
----------------------------------------------------------------------------------------------------  ------------  ---------------
Variable America Fund...............................................................................   $  236,272     $    18,927
Variable Europe Fund................................................................................      152,847          71,515
Variable New Pacific Fund...........................................................................      204,362          73,848
Variable International Fund.........................................................................       32,608          32,608
Money Market Fund...................................................................................       79,561          48,354
Variable Strategic Income Fund......................................................................      173,720          56,631
Variable Global Government Income Fund..............................................................       81,039          71,061
Variable U.S. Government Income Fund................................................................       33,749          33,749
Variable Latin America Fund.........................................................................      205,457          89,040
Variable Emerging Markets Fund......................................................................       76,146          73,847
Variable Telecommunications Fund....................................................................      434,684           6,725
Variable Growth & Income Fund.......................................................................      277,913          53,927
Variable Infrastructure Fund
 (from January 31, 1995, commencement of operations)................................................        6,836           6,836
Variable Natural Resources Fund
 (from January 31, 1995, commencement of operations)................................................        5,918           5,918

                                                                                                               YEAR ENDED
                                                                                                            DECEMBER 31, 1996
                                                                                                      -----------------------------
                                                                                                       INVESTMENT
                                                                                                       MANAGEMENT    REIMBURSEMENT
GT GLOBAL                                                                                                 FEES          AMOUNT
----------------------------------------------------------------------------------------------------  ------------  ---------------
Variable America Fund...............................................................................   $  290,233     $     3,077
Variable Europe Fund................................................................................      200,116          43,852
Variable New Pacific Fund...........................................................................      291,308          43,012
Variable International Fund.........................................................................       45,476          45,476
Money Market Fund...................................................................................       76,778          15,508
Variable Strategic Income Fund......................................................................      201,749          36,678
Variable Global Government Income Fund..............................................................       81,007          51,249
Variable U.S. Government Income Fund................................................................       39,093          39,093
Variable Latin America Fund.........................................................................      224,901          38,459
Variable Emerging Markets Fund......................................................................      149,042          63,577
Variable Growth & Income Fund.......................................................................      317,655          15,992
Variable Telecommunications Fund....................................................................      599,839         --
Variable Infrastructure Fund........................................................................       35,043          35,043
Variable Natural Resources Fund.....................................................................       75,133          47,923

                  Statement of Additional Information Page 43

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

In addition to payment of the investment management and administration fees, the Funds paid other operating expenses and received reimbursement pursuant to undertakings in effect. The amount of such expenses and reimbursements for the Funds for the fiscal periods ended December 31, 1996 and 1995 were as follows:

                                                                                                                 YEAR ENDED
                                                                                                             DECEMBER 31, 1996
                                                                                                        ----------------------------
                                                                                                           OTHER
                                                                                                         EXPENSES     REIMBURSEMENT
GT GLOBAL                                                                                                  PAID          AMOUNT
------------------------------------------------------------------------------------------------------  -----------  ---------------
Variable America Fund.................................................................................  $    99,786    $         0
Variable Europe Fund..................................................................................       93,881              0
Variable New Pacific Fund.............................................................................      115,841              0
Variable International Fund...........................................................................       67,753         10,908
Money Market Fund.....................................................................................       53,896              0
Variable Strategic Income Fund........................................................................      103,927              0
Variable Global Government Income Fund................................................................       78,263              0
Variable U.S. Government Income Fund..................................................................       52,137             11
Variable Latin America Fund...........................................................................       94,685              0
Variable Emerging Markets Fund........................................................................      100,828              0
Variable Telecommunications Fund......................................................................      100,108              0
Variable Growth & Income Fund.........................................................................       95,407              0
Variable Infrastructure Fund..........................................................................       53,612          9,807
Variable Natural Resources Fund.......................................................................       66,706              0


                                                                                                                 YEAR ENDED
                                                                                                             DECEMBER 31, 1995
                                                                                                        ----------------------------
                                                                                                           OTHER
                                                                                                         EXPENSES     REIMBURSEMENT
GT GLOBAL                                                                                                  PAID          AMOUNT
------------------------------------------------------------------------------------------------------  -----------  ---------------
Variable America Fund.................................................................................  $    97,684    $         0
Variable Europe Fund..................................................................................      109,726              0
Variable New Pacific Fund.............................................................................      124,938              0
Variable International Fund...........................................................................       82,424         41,664
Money Market Fund.....................................................................................       88,135              0
Variable Strategic Income Fund........................................................................      114,537              0
Variable Global Government Income Fund................................................................       98,074              0
Variable U.S. Government Income Fund..................................................................       81,338         36,337
Variable Latin America Fund...........................................................................      140,403              0
Variable Emerging Markets Fund........................................................................       92,884              0
Variable Telecommunications Fund......................................................................      115,396              0
Variable Growth & Income Fund.........................................................................      123,407              0
Variable Infrastructure Fund
 (from January 31, 1995, commencement of operations)..................................................       51,789         43,241
Variable Natural Resources Fund
 (from January 31, 1995, commencement of operations)..................................................       47,798         40,401

TRANSFER AGENCY AND ACCOUNTING AGENT SERVICES
GT Services ("Transfer Agent") performs shareholder servicing, reporting and general transfer agent functions for the Funds. For these services, the Transfer Agent receives a fee of $125 per month from each Fund. The Transfer Agent also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

                  Statement of Additional Information Page 44

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended December 31, 1996 and December 31, 1995, the pricing and accounting services fees for the Funds were:

                                                      YEAR ENDED
                                                     DECEMBER 31,
                                                    --------------
GT GLOBAL                                            1996    1995
--------------------------------------------------  ------  ------
Variable Strategic Income Fund....................  $6,725  $2,523
Variable Global Government Income Fund............   2,707   1,197
Variable U.S. Government Income Fund..............   1,305     567
Variable Latin America Fund.......................   5,629   2,080
Variable Growth & Income Fund.....................   7,952   3,066
Variable Telecommunications Fund..................  14,996   5,248
Variable Emerging Markets Fund....................   3,728     884
Variable Infrastructure Fund......................     877     124
Variable Natural Resources Fund...................   1,878     109
Variable America Fund.............................   9,687   4,066
Variable New Pacific Fund.........................   7,289   2,215
Variable Europe Fund..............................   4,997   1,673
Money Market Fund.................................   3,883   1,633
Variable International Fund.......................   1,137     386

EXPENSES OF THE FUNDS
As described in the Funds' Prospectus, each Fund pays all of its respective expenses not assumed by other parties. The allocation of general Company expenses and expenses shared by the Funds with one another, are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenditures, including costs incurred in connection with the purchase or sale of securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

                  Statement of Additional Information Page 45

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              VALUATION OF SHARES

--------------------------------------------------------------------------------

As described in the Funds' Prospectus, each Fund's net asset value per share is determined each day on which the New York Stock Exchange Inc. ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

The portfolio securities and other assets of the Funds, other than those of the Money Market Fund, are valued as follows:

Equity securities including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Funds are valued at their last bid price in the case of listed options or in the case of OTC options, at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. When market quotations for futures and options on futures held by a Fund are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the relevant Company's Board of Trustees. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration generally is given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors generally are considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of a Fund's total assets. A Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the relevant Company's Board of Trustees, in good faith, will establish a conversion rate for such currency.

Trading in foreign securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on other days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets normally is completed well before the close of regular trading on the NYSE. Consequently, the calculation of the Funds' respective net asset values may not take place contemporaneously with the determination of the prices of securities held by the respective Funds. Events affecting the values of such securities that occur between the time their prices are determined and the close of regular trading on the NYSE will not be reflected in the respective Funds' net asset values unless the Manager, under the supervision of the relevant Company's Board of Trustees, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder cannot purchase or redeem shares of the Fund.

                  Statement of Additional Information Page 46

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

A Fund may declare a suspension of the determination of net asset value during the periods when it may suspend redemption privileges.

The Board of Trustees of G.T. Global Variable Investment Series has determined in good faith that the net asset value of each share of the Money Market Fund will remain constant at $1.00 and, although no assurance can be given that it will be able to do so on a continuing basis, the Money Market Fund will, as described below, employ specific investment policies and procedures to accomplish this result. The Money Market Fund values its portfolio securities using the amortized cost method. The amortized cost method involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. Although this method provides certainty in valuation, it may result in periods during which the value of the Money Market Fund's securities, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the securities. During periods of declining interest rates, the daily yield on the Money Market Fund computed as described above may tend to be higher than a like computation made by a similar fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities. Thus, if the Money Market Fund's use of amortized cost resulted in a lower aggregate value on a particular day, a prospective investor in the Money Market Fund would be able to obtain a somewhat higher yield than would result from investment in a similar fund utilizing solely market values, and existing Money Market Fund shareholders would receive less investment income. The converse would apply in a period of rising interest rates.

In connection with the Money Market Fund's policy of valuing its securities using the amortized cost method, the Fund adheres to certain conditions, including maintaining a dollar-weighted average maturity of 90 days or less and purchasing only securities having remaining maturities of 13 months or less. The Board of Trustees of G.T. Global Variable Investment Series also has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's net asset value per share at $1.00. Such procedures include review of securities holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Money Market Fund's net asset value calculated by using available market quotations deviates from the net asset value calculated by using the amortized cost method and, if so, whether such deviation may result in material dilution or may be otherwise unfair to existing investors. In the event the Board of Trustees of G.T. Global Variable Investment Series determines that such a deviation exists, the Board has agreed to take such corrective action as it deems necessary and appropriate, which action might include selling securities prior to maturity to realize capital gains or losses or to shorten average maturity, withholding income, or establishing a net asset value by using available market quotations or market equivalents.

--------------------------------------------------------------------------------

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
Each Company is a funding vehicle for VA Contracts offered by the separate accounts of the Participating Insurance Companies. Individual VA Contract holders are not the shareholders of a Fund. Rather, each Participating Insurance Company and its separate accounts are the shareholders (the "shareholders"). The offering is without a sales charge and is made at each Fund's net asset value per share, which is determined in the manner set forth above under "Valuation of Shares."

GT Global, Inc. pays any distribution expenses and costs (that is, those arising from any activity which is primarily intended to result in the sale of shares issued by the Companies), including expenses and costs attributable to the Companies, which are related to the printing and distributing of prospectuses to prospective owners of the VA Contracts.

Each Company redeems all full and fractional shares of its Funds at the net asset value per share applicable to each of its Funds. See "Valuation of Shares" above.

Payment upon redemption is made in cash and ordinarily will occur within seven days of receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption of shares of any Fund may only be suspended: (1) for any period during which trading on the NYSE is restricted or such Exchange is closed, other than customary weekend and holiday closing;
(2) for any period during which an emergency exists as a result of which disposal of securities or determination of the net asset value of that Fund is not reasonably practicable; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of that Fund.

                  Statement of Additional Information Page 47

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                     TAXES

--------------------------------------------------------------------------------

GENERAL
Shares of the Funds are offered only to Separate Accounts that fund certain VA Contracts. See the applicable VA Contract prospectus for a discussion of the special taxation of insurance companies with respect to such accounts and of the VA Contract holders.


Each Fund is treated as a separate corporation for federal income tax purposes. In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions)(the "Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures, or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- options or Futures, (other than those on foreign currencies), or foreign currencies (or options, Futures, or Forward Contracts thereon) that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect to securities) ("Short-Short Limitation");
(3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and
(4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


As noted in the Funds' Prospectus, each Fund intends to continue to comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each Fund's assets that may be represented by any single investment (which includes all securities of the same issuer). For these purposes, each U.S. government agency or instrumentality is treated as a separate issuer, while a particular foreign government and its agencies, instrumentalities, and political subdivisions all are considered the same issuer.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November, or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January.

Dividends and interest received by a Fund may be subject to income, withholding, or other taxes imposed by foreign countries that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains with respect to investments by foreign investors.

Each Fund (other than the Money Market Fund, the America Fund, and the U.S. Government Income Fund) may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

                  Statement of Additional Information Page 48

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the distribution requirements described above -- even if those earnings and gain were not received by the Fund from the QEF. In most instances, it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Pursuant  to proposed  regulations, open-end RICs,  such as the  Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

OPTIONS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS

The use of hedging transactions, such as selling (writing) and purchasing options and Futures, and entering into Forward Contracts involves complex rules that will determine for federal income tax purposes the character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures, and Forward Contracts derived by a Fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement. However, income from the disposition of options and Futures (other than those on foreign currencies) will be subject to the Short-Short Limitation if they are held for less than three months. Income from the disposition of foreign currencies, and options, Futures, and Forward Contracts on foreign currencies, that are not directly related to a Fund's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation if they are held for less than three months.



If a Fund satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Fund intends that, when it engages in hedging transactions, it will qualify for this treatment, but at the present time it is not clear whether this treatment will be available for all these transactions. To the extent this treatment is not available, a Fund may be forced to defer the closing out of certain options, Futures, Forward Contracts, and/or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.



Futures and Forward Contracts that are subject to Section 1256 of the Code (other than Forward Contracts that are part of a "mixed straddle") ("Section
1256 Contracts") and that are held by a Fund at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign currency-denominated debt securities, and options, Futures, and Forward Contracts on foreign currencies ("Section 988 gains and losses"). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. Each Fund attempts to monitor Section 988 transactions to minimize any adverse tax impact.


The foregoing is a general and abbreviated summary of certain federal income tax considerations affecting each Fund and the Separate Accounts. No attempt is made to present a complete explanation of the federal tax treatment of the Funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to dividends and other distributions therefrom.

                  Statement of Additional Information Page 49

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG, formerly BIL GT Group, is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, formerly Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH, formerly Bank in Liechtenstein (Frankfurt) GmbH, and LGT Asset Management AG, formerly Bilfinanz und Verwaltung AG, in Zurich.

Worldwide   asset  management  affiliates  also   currently  include  LGT  Asset
Management PLC, formerly G.T. Management PLC, in London, England; LGT Asset Management Ltd., formerly G.T. Management (Asia) Ltd., in Hong Kong; LGT Asset Management Ltd., formerly G.T. Management (Japan), in Tokyo; LGT Asset
Management Pte. Ltd., formerly G.T. Management (Singapore) PTE Ltd., in Singapore; LGT Asset Management Ltd., formerly G.T. Management (Australia) Ltd., in Sydney; and LGT Asset Management GmbH, formerly BIL Asset Management GmbH, in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' assets. State Street is authorized to establish and has established individual accounts in foreign currencies and to cause securities of the Funds to be held in such accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Companies' and the Funds' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Fund's Financial Statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Companies and the Funds as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of each Company and each Fund included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in its opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted each Company the right to use the "GT" name and "GT Global" and has reserved the right to withdraw its consent to the use of such names by either Company and/or any of the Funds at any time, or to grant the use of such names to any other company.

SHAREHOLDER LIABILITY
Under certain circumstances, a shareholder of a Fund may be held personally liable for the obligations of the Fund. Each Company's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund or the Company and that every written agreement, obligation or other undertaking made or issued by a Fund or the Company shall contain a provision to the effect that shareholders are not personally liable thereunder. Each Declaration of Trust provides for indemnification out of the Company's assets under certain circumstances, and further provides that the Company shall, upon request, assume the defense of any act or obligation of a Fund or the Company and that the Fund in which the shareholder holds shares will indemnify the shareholder for all legal and other expenses incurred therewith. Thus, the risk of any shareholder incurring financial loss beyond his or her investment, on account of this theoretical shareholder liability, is limited to circumstances in which the Fund or the Company itself would be unable to meet its obligations.

                  Statement of Additional Information Page 50

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

Each Fund's "Standardized Returns", as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated as follows: Standardized Return Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Companies' Board of Trustees; and (2) a complete redemption at the end of any period illustrated. The Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted to reflect the effective Standardized Return to the VA Contract owner, that Standardized Return would be lower than the Standardized Returns quoted.


Each Fund's Standardized Returns, stated as average annualized total returns for the periods shown, were:



                                                                                   AVERAGE
                                                                                  ANNALIZED
                                                                                  STANDARDIZED
GT GLOBAL                                                                         RETURN
--------------------------------------------------------------------------------  ---------
Variable America Fund
-- Year ended December 31, 1996.................................................    16.91%
-- From inception on February 10, 1993 to December 31, 1996.....................    18.23%
Variable Europe Fund
-- Year ended December 31, 1996.................................................    28.44%
-- From inception on February 10, 1993 to December 31, 1996.....................    14.92%
Variable New Pacific Fund
-- Year ended December 31, 1996.................................................    29.15%
-- From inception on February 10, 1993 to December 31, 1996.....................    10.04%
Variable Growth & Income Fund
-- Year ended December 31, 1996.................................................    14.71%
-- From inception on February 10, 1993 to December 31, 1996.....................    10.13%
Variable Strategic Income Fund
-- Year ended December 31, 1996.................................................    19.90%
-- From inception on February 10, 1993 to December 31, 1996.....................    10.12%
Variable Global Government Income Fund
-- Year ended December 31, 1996.................................................     4.70%
-- From inception on February 10, 1993 to December 31, 1996.....................     3.95%
Variable U.S. Government Income Fund
-- Year ended December 31, 1996.................................................     0.81%
-- From inception on February 10, 1993 to December 31, 1996.....................     2.66%
Variable Latin America Fund
-- Year ended December 31, 1996.................................................    20.77%
-- From inception on February 10, 1993 to December 31, 1996.....................     9.34%
Money Market Fund
-- Year ended December 31, 1996.................................................     3.33%
-- From inception on February 10, 1993 to December 31, 1996.....................     2.68%
Variable Telecommunications Fund
-- Year ended December 31, 1996.................................................    17.69%
-- From inception on October 18, 1993 to December 31, 1996......................    16.86%


                  Statement of Additional Information Page 51

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Variable Emerging Markets Fund
-- Year ended December 31, 1996.................................................    29.24%
-- From inception on July 5, 1994 to December 31, 1996..........................     6.57%
Variable International Fund
-- Year ended December 31, 1996.................................................     7.01%
-- From inception on July 5, 1994 to December 31, 1996..........................    -1.00%
Variable Infrastructure Fund
-- Year ended December 31, 1996.................................................    23.14%
-- From inception on January 31, 1995 to December 31, 1996......................    16.69%
Variable Natural Resources Fund
-- Year ended December 31, 1996.................................................    49.05%
-- From inception on January 31, 1995 to December 31, 1996......................    33.76%

In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated for a specified period of time by assuming the investment of $1,000 in Fund shares and further assuming the reinvestment of all dividends and other distributions made to Fund shareholders in additional Fund shares at their net asset value. Percentage rates of return are then calculated by comparing this assumed initial investment to the value of the hypothetical account at the end of the period for which the Non-Standardized Return is quoted. The Non-Standardized Return quotation does not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, the Non-Standardized Return quotation would be lower than those stated. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted.

Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T=(VOA/P)-1. Aggregate Non-Standardized Return assumes reinvestment of dividends and other distributions.


Each Fund's aggregate Non-Standardized Returns, stated as aggregate total returns for the periods shown, were:


                                                                                  AGGREGATE
                                                                                  NON-STANDARDIZED
GT GLOBAL                                                                          RETURN
--------------------------------------------------------------------------------  ---------
Variable America Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    91.84%
Variable Europe Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    71.80%
Variable New Pacific Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    45.10%
Variable Growth & Income Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    45.57%
Variable Strategic Income Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    45.52%
Variable Global Government Income Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    16.28%
Variable U.S. Government Income Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    10.75%
Variable Latin America Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    41.53%
Money Market Fund
-- From inception on February 10, 1993 to December 31, 1996.....................    10.83%
Variable Telecommunications Fund
-- From inception on October 18, 1993 to December 31, 1996......................    64.70%

                  Statement of Additional Information Page 52

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Variable Emerging Markets Fund
-- From inception on July 5, 1994 to December 31, 1996..........................    17.18%
Variable International Fund
-- From inception on July 5, 1994 to December 31, 1996..........................    -2.46%
Variable Infrastructure Fund
-- From inception on January 31, 1995 to December 31, 1996......................    34.44%
Variable Natural Resources Fund
-- From inception on January 31, 1995 to December 31, 1996......................    79.73%

The Money Market Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications (to the extent they apply to investment companies whose shares are offered to insurance company separate accounts, in advertisements or in reports furnished to current or prospective shareholders).

The Money Market Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Money Market Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1996, the Fund's yield was 4.67% and effective yield was 4.78%. See "Management" in the Prospectus. The seven-day and effective yields are calculated as follows:

Assumptions:
Value of hypothetical pre-existing account with exactly one share at the beginning of the period:....................................................................  $ 1.000000000
Value of same account* (excluding capital changes) at the end of the seven-day period ending December 31, 1996:..................................................  $ 1.000895661

------------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:
Ending account value:..............................................................  $ 1.000895661
Less beginning account value:......................................................  $ 1.000000000
Net change in account value:.......................................................  $ 0.000895661
  Seven-day yield = $1.000895661 X 365/7 = 4.67%
  Effective yield** = [1 + 1.000895661] 365/7 - 1 = 4.78%

------------------
**  The effective yield assumes a year's compounding of the seven-day yield.

The Money Market Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period. These performance quotations do not reflect the charges deducted from the Participating Insurance Companies' separate accounts. See the VA Contract prospectus. If these charges were deducted, such quotations would be lower than those calculated for the Money Market Fund.


The performance figures for a Fund will only be advertised if comparable performance figures for the corresponding division of the separate account are included in the advertisement. Each Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that any performance figure should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the


                  Statement of Additional Information Page 53

                      GT GLOBAL VARIABLE INVESTMENT FUNDS
Fund's investment results with those published for other investment companies and other investment vehicles whose shares are offered to insurance company separate accounts. Investment results also should be considered relative to the risks associated with the investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT THE FOLLOWING WORLD FINANCIAL AND ECONOMIC DATA Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable, but which may be subject to revision and which has not been independently verified by either Company or GT Global. The authors and publishers of such material are not to be considered as "experts" under the Securities Act of 1933, on account of the inclusion of such information herein.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of these Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of the relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each Fund is actively managed, i.e., the Manager, as each Fund's investment manager, actively purchases and sells securities in seeking each Fund's investment objective. Moreover, each Fund may invest a portion of its assets in corporate bonds, while the above data relates only to government bonds. Each of these factors will cause the performance of each Fund to differ from the indices shown above.

The Funds, from time to time, may be compared with the following to the extent they apply to investment companies whose shares are offered to insurance company separate accounts:

        (1) The Salomon Brothers Non-U.S. Dollars Indices, which are measures of the total return performance of high quality non-U.S. dollar denominated securities in major sectors of the worldwide bond markets.

        (2) The Lehman Brothers Long Treasury Bond Index, which is a measure of the total return on all ten-year and longer U.S. treasuries with a base year of 1980 = $1,000.

        (3) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power; the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (4) Data, mutual fund and variable account rankings and comparisons published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Financial Planning Resources Inc., publisher of a compilation of data regarding variable accounts ("VARDS") and/or other companies that rank or compare mutual funds or variable annuity account divisions by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard, each Fund may be compared to the Fund's "peer group" as defined by Lipper, CDA/ Wiesenberger, Morningstar, VARDS and/or other firms, as applicable, or to specific funds or groups of funds within or without such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the fund in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

        (5) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and Gross National Product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (6) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (7) Standard & Poor's 500 Composite Stock Price Index which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

                  Statement of Additional Information Page 54

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        (8) Salomon Brothers Broad Investment Grade Index which is a widely used index composed of U.S. domestic government, corporate and mortgage-backed fixed income securities.

        (9) Dow Jones Industrial Average.

       (10) CNBC/Financial News Composite Index.

       (11) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

       (12) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S. are each a widely used index composed of world government bonds.

       (13) The World Bank Publication of Trends in Developing Countries ("TIDE"). TIDE provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

       (14) Salomon Brothers Global Telecommunications Index is composed of telecommunications companies in the developing and emerging countries.

       (15) Datastream and Worldscope each is an on-line database retrieval service for information including, but not limited to, international financial and economic data.

       (16) International Financial Statistics, which is produced by the International Monetary Fund.

       (17)   Various  publications  and  annual   reports  such  as  the  World
    Development Report, produced by the World Bank and its affiliates.

       (18) Various publications from the International Bank for Reconstruction and Development.

       (19) Various publications including, but not limited to ratings agencies such as Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch") and Standard & Poor's ("S&P").

       (20) Wilshire Associates which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (21) Bank Rate National Monitor Index, which an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (22) International Finance Corporation ("IFC") Emerging Markets Data Base which provides detailed statistics on stock and bond markets in developing countries.

       (23) Various publications from the Organization for Economic Corporation and Development.

To the extent that they apply to investment companies whose shares are offered to insurance company separate accounts, indices, economic and financial data prepared by the research departments of various financial organizations such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., J.P. Morgan, Morgan Stanley, Smith Barney, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development Bank, Bloomberg, L.P., and Ibbottson Associates may be used, as well as information reported by the Federal Reserve and the respective Central Banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including but not limited to MONEY MAGAZINE, MUTUAL FUND MAGAZINE, SMART MONEY, GLOBAL FINANCE, EUROMONEY, FINANCIAL WORLD, FORBES, FORTUNE, BUSINESS WEEK, LATIN FINANCE, THE WALL STREET JOURNAL, EMERGING MARKETS WEEKLY, KIPLINGER'S GUIDE TO PERSONAL FINANCE, BARRON'S, THE FINANCIAL TIMES, USA TODAY, THE NEW YORK TIMES, FAR EASTERN ECONOMIC REVIEW, THE ECONOMIST and INVESTORS BUSINESS DIGEST. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices which may be developed and made available in the future.

From time to time, each Fund and GT Global may refer to the number of contractholders or the dollar amount of each Fund's assets under management in advertising materials.

From time to time, each Fund and GT Global may refer to the total amount of assets under Liechtenstein Global Trust management, or the total amount of assets under custody with the Liechtenstein Global Trust, in advertising materials.

                  Statement of Additional Information Page 55

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

GT Global believes each Fund is an appropriate investment for long-term investment goals including, but not limited to funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program and the investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of companies, or their products although there can be no assurance that any GT Global Variable Investment Fund may own the securities of these companies.

Advertising and sales literature for the Contract may discuss the financial ratings of any of the Participating Insurance Companies as compiled by independent agencies. These independent agencies rate insurance companies' overall financial strength, ability to meet contractual obligations, ability to discharge senior policyholder obligations and claims, overall claims-paying ability and other financial measures related to long-term solvency and liquidity. The independent agencies which may be quoted include, but are not limited to:

    / / A.M. Best Company

    / / Moody's Investors Service

    / / Standard & Poor's Insurance Rating Services

    / / Duff & Phelps, Incorporated

Ratings descriptions are relevant only to the insurance company and do not apply to variable annuities or the underlying accounts which are subject to market risk and whose value will fluctuate with market conditions.

In addition, advertising and sales literature for the Contracts may discuss the assets of any of the Participating Insurance Companies, including a breakdown of annuity assets under management, as well as the number of years the company has been involved in the annuity marketplace.

Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.

GT Global Variable Investment Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns compared to those of a benchmark. All measures of volatility and correlation are calculated using averages of historical data.


GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risks are market risk, industry risk, credit risk, interest risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.


From time to time, the GT Global Variable Investment Funds and GT Global will quote data regarding: industries, companies, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable including the economic and financial data of the referenced financial organizations such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International World Indices, IFC.

 3) The number of listed companies: IFC, LGT Guide to World Equity Markets, Salomon Brothers, Inc. and S.G. Warburg.

                  Statement of Additional Information Page 56

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

 4) Wage rates: U.S. Department of Labor, Bureau of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock   market  performance:  Morgan  Stanley  Capital  International  World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and International Finance Corporation.

 8) Gross Domestic Product (GDP): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country or market: IFC, LGT Guide to World Equity Markets, Salomon Brothers Inc. and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.

From time to time, the Funds and GT Global may quote in advertising materials economic and financial data, including statistics and commentary from published works including, but not limited to, Megatrends 2000, Global Paradox, and Megatrends Asia.

From time to time, GT Global may include in its advertisement and sales material information about privatization which is an economic process involving the sale of state-owned companies to the private sector.

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Variable Investment Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand.

                  Statement of Additional Information Page 57

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom up process of security selection combines fundamental research with quantitative analysis through our proprietary models.

Built in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell.

In addition, the GT Global Variable Strategic Income Fund, from time to time, may quote yields and total returns of representative debt instruments from emerging market countries in its advertising and sales literature.

The Manager believes that before emerging market countries with high debt levels can attract substantial amounts of foreign capital, they must put their financial houses in order. Some emerging markets governments have implemented debt restructuring programs. From time to time, each Fund may include in its advertising and sales material information on emerging market countries' debt restructuring activities.

                  Statement of Additional Information Page 58

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF COMMERCIAL PAPER RATINGS
MOODY'S employs the designations "Prime-1," and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 (for supporting institutions) have a superior ability for repayment of short-term debt obligations. Prime-1 repayment capacity normally will be evidenced by many of the following characteristics: leading market positions in well- established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (for supporting institutions) have a strong ability for repayment of short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Ratings by S&P of commercial paper are graded into four categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

DESCRIPTION OF BOND RATINGS
MOODY'S rates the debt securities issued by various entities from "Aaa" to "C." Investment Grade Ratings are the first four categories.

        AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        AA -- High quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Upper-medium-grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        BAA -- Medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        BA -- Have speculative elements and their future cannot be considered to be well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        CAA -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        CA -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  Statement of Additional Information Page 59

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- Very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

        A -- Has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B"or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1 -- This rating is reserved for income bonds on which no interest is being paid.

                  Statement of Additional Information Page 60

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

        D -- In payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTE RATINGS
S&P: The SP-1 rating denotes a very  strong or strong capacity to pay  principal
and   interest.  Those   issues  determined   to  possess   overwhelming  safety
characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

MOODY'S: The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  Statement of Additional Information Page 61

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                    APPENDIX

--------------------------------------------------------------------------------

VARIABLE TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including, but not limited to, data regarding:

    / / Increased  usage  of  new  technologies such  as,  but  not  limited to,
        cellular  and  wireless  communications  in  emerging  and   established
        countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from, but not limited to, the following sources:

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD   and  other  publications  from   its  subsidiaries  such  as  the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced new competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

VARIABLE INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

VARIABLE NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including, but not limited to:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

                  Statement of Additional Information Page 62

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of the Funds as of December 31, 1996 and for the fiscal year then ended appear on the following pages.

                  Statement of Additional Information Page 63

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Trustees of the GT Global Variable Investment Trust comprising the following Funds: GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Telecommunications Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Infrastructure Fund, GT Global Variable Natural Resources Fund, and the GT Global Variable Investment Series comprising the following Funds: GT Global Variable America Fund, GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Money Market Fund, and GT Global Variable International Fund (collectively, "the Funds"):

We have audited the accompanying statements of assets and liabilities of the Funds, including the portfolios of investments, as of December 31, 1996, the related statements of operations for the year then ended, the related statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 1996, the results of their operations for the year then ended, the related changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 14, 1997

                                       F1

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (72.0%)
  Argentina (5.7%)
    Republic of Argentina:
      Discount Bond, 6.375% due 3/31/23+ ....................   USD           950,000   $    733,281         2.3
      BOCON Pre 4, 5.375% due 9/1/02[.] + ...................   USD           480,000        516,120         1.6
      Par Bond, 5.25% due 3/31/23++ .........................   USD           760,000        484,500         1.5
      Floating Rate Bond, 6.625% due 3/31/05+ ...............   USD           118,580        103,387         0.3
  Australia (2.1%)
    Commonwealth of Australia, 9.5% due 8/15/03 .............   AUD           760,000        673,838         2.1
  Brazil (3.5%)
    Federal Republic of Brazil:
      C Bond, 4.5% due 4/15/14 (Effective rate at year end is
       7.08125%, including "payment-in-kind" bonds.)[.]
       ++ ...................................................   USD         1,333,759        983,647         3.1
    Multi-Year Deposit Financing Agreement (MYDFA) Floating
     Rate Note, 6.6875% due 9/15/07 - 144A+ {.} .............   USD           167,000        143,203         0.4
  Bulgaria (1.5%)
    Bulgaria, Discount Bond Series A, 6.6875% due 7/28/24 -
     EURO+ ..................................................   USD           858,000        487,451         1.5
  Canada (2.4%)
    Canadian Government:
      8.75% due 12/1/05 .....................................   CAD           586,000        497,663         1.6
      8% due 11/1/98 ........................................   CAD           340,000        264,697         0.8
  Costa Rica (0.3%)
    Banco Central de Costa Rica, Principal Bond Series A,
     6.25% due 5/21/10 ......................................   USD           100,000         81,750         0.3
  Denmark (2.6%)
    Kingdom of Denmark, 7% due 12/15/04 .....................   DKK         4,700,000        832,868         2.6
  Ecuador (2.8%)
    Ecuador:
      Past Due Interest Bond, 3% due 2/27/15 - EURO
       Registered (Effective rate at year end is 5.1525%,
       including "payment-in-kind" bonds.)[.] + .............   USD           687,304        422,692         1.3
      Past Due Interest Bond, 3% due 2/27/15 - EURO Bearer
       (Effective rate at year end is 5.1525%, including
       "payment-in-kind" bonds.)[.] + .......................   USD           404,980        249,063         0.8
      Discount Bond, 6.5% due 2/28/25 - EURO+ ...............   USD           330,000        227,700         0.7
  France (1.5%)
    French O.A.T., 7.25% due 4/25/06 ........................   FRF         2,200,000        469,050         1.5
  Germany (12.2%)
    Deutschland Republic:
      8.25% due 9/20/01 .....................................   DEM         2,250,000      1,673,748         5.3
      6% due 1/5/06 .........................................   DEM         2,380,000      1,569,593         4.9
    Treuhandanstalt, 7.125% due 1/29/03 .....................   DEM           896,000        638,968         2.0
  Italy (3.5%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 11/1/00 .....................................   ITL       650,000,000        483,317         1.5
      9.5% due 2/1/99 .......................................   ITL       460,000,000        322,000         1.0
    Republic of Italy, 0.56259% due 7/26/99+ ................   JPY        35,000,000        303,922         1.0

    The accompanying notes are an integral part of the financial statements.

                                       F2

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Kazahkstan (0.3%)
    Republic of Kazakhstan, 9.25% due 12/20/99 - 144A{.} ....   USD           100,000   $    100,813         0.3
  Mexico (4.6%)
    United Mexican States:
      Discount Bond Series C, 6.375% due 12/31/19+ +/+ ......   USD           525,000        452,813         1.4
      Discount Bond Series B, 6.375% due 12/31/19+ +/+ ......   USD           500,000        431,250         1.4
      Global Bond, 11.5% due 5/15/26 ........................   USD           200,000        211,500         0.7
      11.375% due 9/15/16 - 144A{.} .........................   USD           170,000        177,650         0.6
    Banco Nacional de Comercio Exterior, S.N.C. (BNCE) Trust
     Division, 11.25% due 5/30/06 - 144A{.} .................   USD           154,000        164,010         0.5
  New Zealand (1.1%)
    New Zealand Government, 8% due 2/15/01 ..................   NZD           460,000        336,415         1.1
  Nigeria (0.5%)
    Central Bank of Nigeria, Par Bond, 6.25% due
     11/15/20+/+ ............................................   USD           250,000        172,500         0.5
  Panama (1.8%)
    Panama, Interest Reduction Bond, 3.5% due 7/17/14 -
     144A++ {.} .............................................   USD           824,000        570,620         1.8
  Philippines (1.5%)
    Republic of Philippines, 8.75% due 10/7/16 - 144A{.} ....   USD           470,000        489,094         1.5
  Poland (1.3%)
    Poland, Past Due Interest Bond, 4% due 10/27/14 -
     EURO++ .................................................   USD           500,000        422,500         1.3
  Russia (0.7%)
    Russian Ministry of Finance:
      3% due 5/14/11 - GDR - 144A{.} ........................   USD           390,000        142,350         0.4
      3% due 5/14/06 - GDR - 144A{.} ........................   USD           229,000        109,920         0.3
  Spain (2.1%)
    Kingdom of Spain, 10.1% due 2/28/01{./} .................   ESP        75,000,000        665,209         2.1
  Supranational (1.4%)
    International Bank of Reconstruction & Development, 4.75%
     due 12/20/04 ...........................................   JPY        43,000,000        432,043         1.4
  Sweden (1.3%)
    Swedish Government, 13% due 6/15/01 .....................   SEK         2,100,000        397,348         1.3
  United Kingdom (3.5%)
    United Kingdom Treasury:
      7.5% due 12/7/06 ......................................   GBP           350,000        598,754         1.9
      7% due 11/6/01{./} ....................................   GBP           300,000        508,241         1.6
  United States (9.8%)
    United States Treasury:
      6.875% due 3/31/00{./} ................................   USD         2,500,000      2,557,418         8.1
      6.875% due 8/15/25 ....................................   USD           525,000        535,018         1.7
  Uruguay (0.7%)
    Banco Central del Uruguay, Par Bond Series B, 6.75% due
     2/19/21+/ + ............................................   USD           250,000        207,500         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F3

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Venezuela (3.3%)
    Republic of Venezuela:
      Debt Conversion Bond, 6.5% due 12/18/07+ ..............   USD           500,000   $    441,250         1.4
      Par Bond Series A, 6.75% due 3/31/20+/+ ...............   USD           500,000        382,500         1.2
      Front Loaded Interest Reduction Bond Series B, 6.4375%
       due 3/31/07+ .........................................   USD           250,000        223,125         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $21,469,723) ...............................................                             22,892,299
                                                                                        ------------
Corporate Bonds (9.1%)
  Argentina (0.5%)
    Industrias Metallurgicas Pescarmona S.A. (IMPSA), 11.75%
     due 3/27/98 - 144A{.} ..................................   USD           100,000        103,000         0.3
    Central Termica Guemes S.A., 12% due 11/26/01 -
     144A{.} ................................................   USD            72,000         73,260         0.2
  Brazil (0.2%)
    Tevecap S.A., 12.625% due 11/26/04 - 144A{.} ............   USD            61,000         62,373         0.2
  China (0.4%)
    AES China Generating Co., Ltd., 10.125% due 12/15/06 ....   USD           110,000        113,850         0.4
  Indonesia (1.8%)
    PT Polysindo International Finance, 13% due 6/15/01:
      EURO ..................................................   USD           113,000        126,843         0.4
      DTC ...................................................   USD            20,000         22,450         0.1
    PT Tjiwi Kimia, 13.25% due 8/1/01 .......................   USD           130,000        147,550         0.5
    Tri Polyta Finance BV, 11.375% due 12/1/03 ..............   USD           115,000        120,463         0.4
    FSW International Finance Co., 12.5% due 11/1/06 -
     144A{.} ................................................   USD            96,000        102,120         0.3
    Rapp International Finance, 13.25% due 12/15/05 .........   USD            30,000         33,225         0.1
  Jamaica (0.3%)
    Mechala Group Jamaica Ltd., 12.75% due 12/30/99 -
     144A{.} ................................................   USD            95,000         95,119         0.3
  Luxembourg (0.2%)
    Millicom International Cellular, effective yield 13.5%,
     due 6/1/06 - 144A{.} ...................................   USD           100,000         62,500         0.2
  Mexico (0.8%)
    Grupo Industrial Durango, S.A., 12.625% due 8/1/03 ......   USD           141,000        153,514         0.5
    Cemex, S.A. de C.V. "B", 12.75% due 7/15/06 - 144A{.} ...   USD            85,000         95,413         0.3
  Philippines (0.1%)
    Filinvest Capital, Convertible Bond, 3.75% due 2/1/02 -
     144A{.} ................................................   USD            34,000         32,810         0.1
  Poland (0.2%)
    Poland Communications, Inc., 9.875% due 11/01/03 -
     144A{.} ................................................   USD            60,000         60,000         0.2
  Qatar (3.4%)
    Ras Laffan Liquefied Natural Gas, 8.294% due 3/15/14 ....   USD         1,047,000      1,070,024         3.4
  Turkey (0.3%)
    Sultan Ltd., 8.33984% due 6/11/99+ ......................   USD           100,000         96,250         0.3
  United States (0.9%)
    Chase Manhattan Corp., 6.25% due 1/15/06 ................   USD           152,000        144,102         0.5

    The accompanying notes are an integral part of the financial statements.

                                       F4

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Corporate Bonds (Continued)
    General Motors Acceptance Corp., 6.625% due 10/15/05 ....   USD           143,000   $    139,173         0.4
                                                                                        ------------
Total Corporate Bonds (cost $2,772,053) .....................                              2,854,039
                                                                                        ------------
Sovereign Debt (6.9%)
  Morocco (2.4%)
    Kingdom of Morocco, Tranche A Loan Agreement, 6.375% due
     1/1/09+ ................................................   USD           910,000        750,750         2.4
  Russia (4.5%)
    Bank for Foreign Economic Affairs (Vnesheconombank) Loan
     Agreement - Assignment ** {./} -/- .....................   USD         1,621,000      1,290,721         4.1
    Bank for Foreign Economic Affairs (Vnesheconombank) Loan
     Agreement - Assignment ** -/- ..........................   DEM           234,000        128,563         0.4
                                                                                        ------------
Total Sovereign Debt (cost $1,599,773) ......................                              2,170,034
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $25,841,549) ...........                             27,916,372        88.0
                                                                                        ------------       -----

                                                                          UNDERLYING       VALUE         % OF NET
OPTIONS                                                        CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Brazil C Bond, due 4/15/14, Call Options, strike price
   $74.1875, expire 3/3/97-/- ...............................   USD         3,588,019         55,708         0.2
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
  Venezuela Debt Conversion Bond, due 12/18/07, Call Options,
   strike price $87.188, expire 3/5/97-/- ...................   USD           750,000         14,817          --
    GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
                                                                                        ------------       -----

TOTAL OPTIONS (cost $100,826) ...............................                                 70,525         0.2
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
SHORT-TERM INVESTMENTS                                         CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Treasury Bills (1.5%)
  Mexico (1.5%)
    Mexican Cetes: ..........................................   MXN                --             --         1.5
      Current yield 22.53% due 1/16/97 ......................   --          1,944,010        244,811          --
      Current yield 23.64% due 1/23/97 ......................   --          1,425,840        178,662          --
      Current yield 24.21% due 1/30/97 ......................   --            387,750         48,345          --
      Current yield 24.96% due 2/20/97 ......................   --            101,500         12,470          --
      Current yield 24.56% due 2/6/97 .......................   --             42,290          5,247          --
                                                                                        ------------
Total Treasury Bills (cost $480,509) ........................                                489,535
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
SHORT-TERM INVESTMENTS                                         CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Structured Notes (1.4%)
  Russia (1.4%)
    Russian Federation GKO (Treasury Bills) linked notes with
     cancellable currency forwards attached: ................   USD                --             --         1.4
      Due 7/2/97 ............................................   --            258,048   $    218,172          --
      Due 7/30/97 ...........................................   --            253,691        209,559          --
      (Notes issued by Credit Suisse First Boston (Cayman)
       Ltd. These notes are linked to the local price in
       Russian rubles of 1,427 and 1,402 Titles of Russian
       treasury bills maturing 7/2/97 and 7/30/97,
       respectively. These 7/2/97 and 7/30/97 notes include
       options to sell the Russian ruble proceeds at maturity
       for US dollars at the contracted forward rates of
       6,333.41 and 6,399.46, respectively.)
                                                                                        ------------
Total Structured Notes (cost $425,457) ......................                                427,731
                                                                                        ------------
Commercial Paper - Indexed (0.6%)
  Philippines (0.6%)
    National Westminster Bank PLC, Currency-Linked CD,
     12.3798% due 2/28/97 (cost $194,500) ...................   USD           194,500        190,279         0.6
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $1,100,466) ..............                              1,107,545         3.5
                                                                                        ------------       -----


                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996 with State Street Bank & Trust Co., due January 2, 1997, for an effective yield of 6.25%
   collateralized by $2,950,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $3,012,381,
   including accrued interest). (cost $2,951,512) ...........                              2,951,512         9.3
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $29,994,353)  * .....................                             32,045,954       101.0
Other Assets and Liabilities ................................                               (328,033)       (1.0)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 31,717,921       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
        -/-  Non-income producing security.
         **  Underlying loan agreement currently in default.
       {./} All or part of the Fund's holdings in this security is segregated as collateral for when-issued securities or forward currency contracts held by the Fund. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
        [.]  Bond pays stated or additional interest with "payment-in-kind"
             (PIK) bonds.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $30,113,639 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,061,810
                 Unrealized depreciation:              (129,495)
                                                  -------------
                 Net unrealized appreciation:     $   1,932,315
                                                  -------------
                                                  -------------

    Abbreviation:
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F6

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
British Pounds..........................       871,344         0.61514  02/05/97   $    42,259
Canadian Dollars........................       304,246         1.34183  02/28/97        (5,034)
Deutsche Marks..........................       538,419         1.53950  02/05/97         1,826
Spanish Pesetas.........................       340,043       130.53000  03/19/97         1,424
Swedish Kronor..........................       279,000         6.81090  01/21/97            36
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $2,292,541)..........................     2,333,052                                  40,511
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 7.36%.


CONTRACTS TO SELL:
----------------------------------------
Australian Dollars......................       381,141         1.26264  02/12/97          (986)
British Pounds..........................       555,268         0.60853  02/05/97       (21,195)
Canadian Dollars........................       799,105         1.33598  02/28/97        16,779
Deutsche Marks..........................     1,042,835         1.54337  02/05/97        (6,143)
Deutsche Marks..........................       397,781         1.48850  02/13/97        12,028
Deutsche Marks..........................     1,143,046         1.54773  03/11/97       (12,358)
Italian Liras...........................       824,705      1546.70000  01/21/97       (16,532)
Japanese Yen............................       364,090       111.93000  02/28/97         9,358
Japanese Yen............................       391,962       111.70000  02/28/97        10,903
New Zealand Dollars.....................       169,244         1.43771  03/10/97        (2,312)
New Zealand Dollars.....................       172,770         1.42005  03/10/97          (241)
Swedish Kronor..........................       543,317         6.61090  01/21/97        16,365
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $6,790,930)...................     6,785,264                                   5,666
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 21.39%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    46,177
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (82.3%)
  Australia (4.6%)
    Commonwealth of Australia, 9.5% due 8/15/03 .............   AUD           540,000   $    478,780         4.6
  Canada (8.0%)
    Canadian Government:
      7% due 12/01/06 .......................................   CAD           600,000        456,924         4.4
      8.75% due 12/1/05 .....................................   CAD           445,000        377,918         3.6
  Colombia (1.2%)
    Republic of Colombia, 7.25% due 2/23/04 .................   USD           125,000        120,873         1.2
  Denmark (1.9%)
    Kingdom of Denmark, 7% due 12/15/04 .....................   DKK         1,100,000        194,927         1.9
  Germany (19.7%)
    Deutschland Republic, 6% due 1/5/06 .....................   DEM         3,100,000      2,043,964        19.7
  Italy (12.1%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      8.25% due 7/1/01 ......................................   ITL       600,000,000        422,178         4.1
      8.75% due 7/1/06 ......................................   ITL       440,000,000        317,366         3.1
      10.5% due 11/1/00{z} ..................................   ITL       410,000,000        304,861         2.9
      9.5% due 2/1/01 .......................................   ITL       290,000,000        210,504         2.0
  Mexico (0.4%)
    United Mexican States:
      7.5625% due 8/6/01 - 144A+ {.} ........................   USD            25,000         25,059         0.2
      7.5625% due 8/6/01 - Reg S+ {c} .......................   USD            25,000         25,059         0.2
  Netherlands (3.1%)
    Netherlands Government, 7.5% due 1/15/23 ................   NLG           500,000        326,970         3.1
  Poland (1.2%)
    Republic of Poland, Past Due Interest, 4.0% due 10/27/14
     - Registered++ .........................................   USD           145,000        122,525         1.2
  South Africa (2.8%)
    Republic of South Africa, 9.625% due 12/15/99 ...........   USD           270,000        288,225         2.8
  Spain (4.3%)
    Kingdom of Spain, 10.1% due 2/28/01 .....................   ESP        50,000,000        443,473         4.3
  Sweden (2.5%)
    Swedish Government, 13% due 6/15/01 .....................   SEK         1,400,000        264,899         2.5
  United Kingdom (6.8%)
    United Kingdom Treasury:
      7.5% due 12/7/06 ......................................   GBP           285,000        487,556         4.7
      7% due 11/6/01 ........................................   GBP           130,000        220,237         2.1

    The accompanying notes are an integral part of the financial statements.

                                       F8

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  United States (13.7%)
    United States Treasury:
      6.25% due 10/31/01 ....................................   USD           650,000   $    650,686         6.3
      7.875% due 11/15/04 ...................................   USD           500,000        545,859         5.2
      6.875% due 8/15/25 ....................................   USD           220,000        224,198         2.2
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $8,361,550) ................................................                              8,553,041
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $8,361,550) ............                              8,553,041        82.3
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
SHORT-TERM INVESTMENTS                                         CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Treasury Bills (11.1%)
  Mexico (4.0%)
    Mexican Cetes: ..........................................   MXN                --             --         4.0
      Current yield 24.56% due 2/6/97 .......................   --            118,000        146,398          --
      Current yield 24.56% due 2/27/97 ......................   --             90,452        110,150          --
      Current yield 24.96% due 2/20/97 ......................   --             80,000         98,284          --
      Current yield 24.21% due 1/30/97 ......................   --             49,000         61,094          --
  Philippines (3.8%)
    Philippine Treasury Bill, 17.21% due 2/19/97 ............   PHP        10,600,000        397,587         3.8
  New Zealand (3.3%)
    New Zealand Government: .................................   NZD                --             --         3.3
      Current yield 8.44% due 1/17/97 .......................   --            380,000        267,524          --
      Current yield 8.51% due 1/15/97 .......................   --            100,000         70,431          --
                                                                                        ------------
Total Treasury Bills (cost $1,140,015) ......................                              1,151,468
                                                                                        ------------
Commercial Paper - Discounted (0.9%)
  Indonesia (0.9%)
    PT Bank Dagang Negara, 16.02% due 9/12/97 (cost
     $93,051) ...............................................   IDR       250,000,000         96,331         0.9
                                                                                        ------------       -----

TOTAL SHORT-TERM INVESTMENTS (cost $1,233,066) ..............                              1,247,799        12.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F9

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $55,000 U.S. Treasury Bonds, 6.125% due
   3/31/98 (market value of collateral is $56,162, including
   accrued interest). (cost $52,009) ........................                           $     52,009         0.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $9,646,625)  * ......................                              9,852,849        94.8
Other Assets and Liabilities ................................                                544,520         5.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 10,397,369       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} Security is segregated as collateral for written futures. See Note 1 of Notes to Financial Statements.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          + The coupon rate shown on floating rate note represents the rate at period end.
         ++ The coupon rate shown on step-up coupon bond represents the rate at period end.
          * For Federal income tax purposes, cost is $9,669,379 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     224,007
                 Unrealized depreciation:               (40,537)
                                                  -------------
                 Net unrealized appreciation:     $     183,470
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................        27,792         1.22474  02/12/97   $      (786)
British Pounds..........................       205,022         0.61177  02/05/97         8,870
British Pounds..........................       273,363         0.60942  02/05/97        10,819
Canadian Dollars........................       439,874         1.34850  02/28/97        (5,065)
Danish Kroner...........................       196,281         5.78160  01/17/97        (3,570)
Danish Kroner...........................       101,924         5.81700  01/17/97        (1,222)
Danish Kroner...........................         5,096         5.95770  01/17/97            60
Italian Liras...........................       109,389      1545.30003  01/21/97         2,096
Italian Liras...........................       208,591      1531.30998  01/21/97         2,127
New Zealand Dollars.....................       497,708         1.41990  01/31/97         1,194
New Zealand Dollars.....................       163,603         1.42046  03/10/97           275
Swedish Kronor..........................        95,448         6.62000  01/21/97        (2,739)
Swedish Kronor..........................        91,042         6.62350  01/21/97        (2,564)
Swiss Francs............................        97,160         1.26257  01/03/97        (5,805)
Swiss Francs............................       284,006         1.35070  01/03/97         2,670
Swiss Francs............................        45,530         1.26015  02/07/97        (2,619)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $2,838,088)..........................     2,841,829                                   3,741
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 27.33%.

    The accompanying notes are an integral part of the financial statements.

                                      F10

                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------
           FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING (CONTINUED)
                               DECEMBER 31, 1996

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Australian Dollars......................       317,618         1.28041  02/12/97   $    (5,218)
British Pounds..........................        58,602         0.59666  02/05/97        (1,115)
British Pounds..........................        57,235         0.59693  02/05/97        (1,114)
Canadian Dollars........................       106,303         1.35975  02/28/97           334
Canadian Dollars........................        98,239         1.35880  02/28/97           377
Canadian Dollars........................       109,969         1.35015  02/28/97         1,130
Canadian Dollars........................       645,149         1.33598  02/28/97        13,546
Danish Kroner...........................       122,309         5.87270  01/17/97           292
Danish Kroner...........................       378,045         5.81074  01/17/97         4,946
Deutsche Marks..........................       261,268         1.54773  03/11/97        (2,825)
Deutsche Marks..........................       130,634         1.54580  03/11/97        (1,251)
Italian Liras...........................       488,753      1546.70002  01/21/97        (9,798)
Italian Liras...........................       208,591      1528.00004  01/21/97        (1,680)
Italian Liras...........................        82,470      1524.92006  01/21/97          (498)
New Zealand Dollars.....................       497,708         1.42847  01/31/97        (4,173)
New Zealand Dollars.....................       502,092         1.43031  03/10/97        (4,297)
Swedish Kronor..........................       146,842         6.59927  01/21/97         4,690
Swedish Kronor..........................       308,369         6.61090  01/21/97         9,288
Swiss Francs............................        97,160         1.24171  01/03/97         7,534
Swiss Francs............................       142,003         1.24608  01/03/97        10,475
Swiss Francs............................       142,003         1.24205  01/03/97        10,970
Swiss Francs............................       105,055         1.34529  02/07/97          (988)
Swiss Francs............................       105,055         1.34162  02/07/97          (704)
Swiss Francs............................       105,055         1.34015  02/07/97          (589)
Swiss Francs............................        93,799         1.33072  02/07/97           135
Swiss Francs............................       102,978         1,32687  02/07/97           447
Swiss Francs............................       444,609         1.26520  02/07/97        23,696
Swiss Francs............................       294,316         1.33865  04/03/97        (2,978)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $6,202,861)...................     6,152,229                                  50,632
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 59.17%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    54,373
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY      VALUE
----------------------------------------  ----------   ---------   --------   -----------
Italian 10-Year Bond Future (face
 $168,714)..............................   03/20/97         1        ITL      $   170,164

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F11

                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (87.7%)
  Canada (2.8%)
    Canadian Government, 8.75% due 12/1/05 ..................   CAD           180,000   $    152,866         2.8
  Supranational (10.0%)
    International Bank of Reconstruction & Development, 5.25%
     due 9/16/03 ............................................   USD           350,000        335,189         6.1
    Asian Development Bank, 8% due 4/30/01 ..................   USD           200,000        211,813         3.9
  United States (74.9%)
    United States Treasury:
      5.5% due 12/31/00{z} ..................................   USD         1,400,000      1,368,117        25.0
      7.625% due 2/15/25{z} .................................   USD           550,000        610,747        11.1
      5.25% due 1/31/01 .....................................   USD           550,000        533,070         9.7
    Tennessee Valley Authority Series A, 6.375% due
     6/15/05 ................................................   USD           600,000        590,263        10.8
    Sallie Mae, 7.5% due 3/8/00 .............................   USD           350,000        363,356         6.6
    Federal Home Loan Mortgage Corp., 7.125% due 7/21/99 ....   USD           350,000        358,586         6.5
    Federal National Mortgage Association:
      7.85% due 9/10/98 .....................................   USD           100,000        103,047         1.9
      6.8% due 1/10/03 ......................................   USD            90,000         91,522         1.7
    Financial Assistance Corp., 9.375% due 7/21/03 ..........   USD            75,000         86,471         1.6
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $4,798,301) ................................................                              4,805,047
                                                                                        ------------
Corporate Bonds (8.7%)
  United States (8.7%)
    General Motors Acceptance Corp., 6.625% due 10/15/05 ....   USD           250,000        243,309         4.4
    Chase Manhattan Corp., 6.25% due 1/15/06 ................   USD           250,000        237,010         4.3
                                                                                        ------------
Total Corporate Bonds (cost $491,362) .......................                                480,319
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $5,289,663) ............                              5,285,366        96.4
                                                                                        ------------       -----


                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Company, due January 2, 1997, for an effective yield of
   6.25%, collateralized by $30,000 U.S. Treasury Note,
   6.125% due 3/31/98 (market value of collateral is $30,634,
   including accrued interest). (cost $27,005) ..............                                 27,005         0.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $5,316,668)  * ......................                              5,312,371        96.9
Other Assets and Liabilities ................................                                170,555         3.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $  5,482,926       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        {z} Security is completely or partially segregated as collateral for written futures. See Note 1 to the Financial Statements.
          * For Federal income tax purposes, cost is $5,328,811 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $      65,059
                 Unrealized depreciation:               (81,499)
                                                  -------------
                 Net unrealized depreciation:     $     (16,440)
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F12

                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Canadian Dollars........................       129,030         1.33700  02/28/97   $     2,608
                                                                                  --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 2.35%.
  Total Open Forward Foreign Currency
   Contracts, Net (Receivable amount
   $131,638)............................                                           $     2,608
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     WRITTEN FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY      VALUE
----------------------------------------  ----------   ---------   --------   -----------
U.S. 10-Year Treasury Note Futures (face
 $875,500)..............................   03/03/97         8        USD      $   873,000

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (25.2%)
  Cemex, S.A. de C.V. "CPO" .................................   MEX           215,000   $    770,688         3.4
    CEMENT
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX            38,000        751,112         3.3
    PAPER/PACKAGING
  La Cementos Nacional, C.A. 144A - GDR{.} {\/} .............   ECDR            3,040        687,040         3.0
    CEMENT
  Grupo Mexico S.A. "B"-/- ..................................   MEX           218,000        678,912         3.0
    METALS - NON-FERROUS
  Siderurgica Venezolana Sivensa (Sivensa) - ADR{\/} ........   VENZ          136,200        490,320         2.1
    METALS - STEEL
  Cia de Minas Buenaventura: ................................   PERU               --             --         2.1
    GOLD
    "A" .....................................................   --             53,464        389,500          --
    "B" .....................................................   --             10,200         84,283          --
  Apasco S.A. ...............................................   MEX            68,000        466,760         2.0
    CEMENT
  Industrias Penoles S.A. "CP" ..............................   MEX           107,000        379,471         1.7
    METALS - NON-FERROUS
  Caemi Mineracao e Metalurgia S.A. Preferred-/- {z} ........   BRZL        6,790,000        333,193         1.5
    METALS - STEEL
  Angel Estrada y Cia S.A.-/- ...............................   ARG            93,000        255,801         1.1
    PAPER/PACKAGING
  Companhia de Acos Especiais Itabira - Acesita-/- ..........   BRZL       81,000,000        166,850         0.7
    METALS - STEEL
  Venezolana de Cementos, S.A.C.A. "A" ......................   VENZ           54,310        148,400         0.6
    CEMENT
  Companhia de Acos Especiais Itabira - Acesita Preferred-/-
   {z} ......................................................   BRZL       34,300,000         80,888         0.4
    METALS - STEEL
  Siderurgica Venezolana Sivensa, Saica S.A.C.A. "B" - 144A
   ADR{.} ...................................................   VENZ           19,545         63,676         0.3
    METALS - STEEL
                                                                                        ------------
                                                                                           5,746,894
                                                                                        ------------
Energy (22.9%)
  Centrais Electricas Brasileiras S.A. (Electrobras)-/- .....   BRZL        2,660,000        952,469         4.2
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. .....................   US             26,800        723,600         3.2
    ELECTRICAL & GAS UTILITIES
  C.A. La Electricidad de Caracas ...........................   VENZ          702,678        713,371         3.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Sao Paulo (CESP) Preferred-/- .....   BRZL       16,200,000        631,689         2.8
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (Cemig) - ADR{\/} ....   BRZL           17,000        561,000         2.4
    ELECTRICAL & GAS UTILITIES
  YPF S.A. - ADR{\/} ........................................   ARG            18,800        474,700         2.1
    OIL
  Transportadora de Gas del Sur S.A. (TGS) - ADR{\/} ........   ARG            38,200        467,950         2.0
    GAS
  Light - Participacoes S.A.-/- .............................   BRZL        1,910,000        463,298         2.0
    ELECTRICAL & GAS UTILITIES

    The accompanying notes are an integral part of the financial statements.

                                      F14

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Edelnor S.A. "A" ..........................................   PERU          241,588   $    240,847         1.1
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           5,228,924
                                                                                        ------------
Finance (16.5%)
  Grupo Financiero Banorte "B"-/- ...........................   MEX           796,500        789,717         3.4
    BANKS-REGIONAL
  Uniao Bancos Brasileiras "A" Preferred{z} .................   BRZL       21,200,000        691,770         3.0
    BANKS-MONEY CENTER
  Grupo Financiero Banamex Accival, S.A. de C.V. "B"-/- .....   MEX           295,000        623,224         2.7
    BANKS-MONEY CENTER
  First Financial Caribbean Corp. ...........................   US             17,600        488,400         2.1
    SAVINGS&LOANS
  Banco BHIF - ADR-/- {\/} ..................................   CHLE           27,800        455,225         2.0
    BANKS-MONEY CENTER
  Suramericana de Seguros S.A. ..............................   COL            24,200        442,580         1.9
    INSURANCE - MULTI-LINE
  Administradora de Fondos de Pensiones Provida S.A. -
   ADR{\/} ..................................................   CHLE           16,500        309,375         1.4
    INVESTMENT MANAGEMENT
                                                                                        ------------
                                                                                           3,800,291
                                                                                        ------------
Services (15.9%)
  Lojas Americanas S.A. Preferred-/- {z} ....................   BRZL       59,100,000        779,353         3.4
    RETAILERS-OTHER
  Telecommunicacoes Brasileiras S.A. (Telebras)-/- ..........   BRZL        9,600,000        688,420         3.0
    TELEPHONE NETWORKS
  Cifra, S.A. de C.V. "C"-/- ................................   MEX           420,000        512,521         2.2
    RETAILERS-OTHER
  Gran Cadena de Almacenes Colombianos S.A. .................   COL           545,123        456,752         2.0
    RETAILERS-OTHER
  Ceteco Holding N.V. .......................................   NETH            7,830        451,382         2.0
    RETAILERS-OTHER
  Telecomunicacoes de Sao Paulo S.A. (TELESP)
   Preferred{z} .............................................   BRZL        2,050,000        443,978         1.9
    TELECOM - OTHER
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR-/- {\/ } .............................................   VENZ           10,900        306,563         1.3
    TELEPHONE NETWORKS
  Grupo Situr, S.A. de C.V. "B"-/- ..........................   MEX           416,000         22,738         0.1
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,661,707
                                                                                        ------------
Consumer Non-Durables (9.2%)
  Bavaria ...................................................   COL           193,527        788,650         3.4
    BEVERAGES - ALCOHOLIC
  Grupo Industrial Maseca, S.A. de C.V. "B" .................   MEX           541,000        686,307         3.0
    FOOD
  Grupo Industrial Bimbo, S.A. de C.V. "A" ..................   MEX            93,000        531,969         2.3
    FOOD
  Industrias J B Duarte S.A. Preferred ......................   BRZL      215,600,000         51,882         0.2
    FOOD

    The accompanying notes are an integral part of the financial statements.

                                      F15

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (Continued)
  Inversiones Aledo .........................................   VENZ          472,885   $     44,728         0.2
    FOOD
  Ekco S.A. "CP"-/- .........................................   MEX           446,000         31,181         0.1
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           2,134,717
                                                                                        ------------
Multi-Industry/Miscellaneous (0.3%)
  Grupo Sidek, S.A. de C.V. - ADR-/- {\/} ...................   MEX            97,300         60,813         0.3
    CONGLOMERATE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $20,093,695) .................                             20,633,346        90.0
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
SHORT-TERM INVESTMENTS                                         CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (4.7%)
  Mexico (4.7%)
    Mexican Cetes, current yield 25.60%, due 9/4/97 (cost
     $1,103,839) ............................................   MXN        10,000,000      1,081,848         4.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $21,197,534)  * .....................                             21,715,194        94.7
Other Assets and Liabilities ................................                              1,212,459         5.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 22,927,653       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {z} All or part of the Fund's holdings in this security is segregated as collateral for written futures. See Note 1 to the Financial Statements.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $21,198,596 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   3,570,450
                 Unrealized depreciation:            (3,053,852)
                                                  -------------
                 Net unrealized appreciation:     $     516,598
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F16

                     GT GLOBAL VARIABLE LATIN AMERICA FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    5.2                   5.2
Brazil (BRZL/BRL) ....................   25.5                  25.5
Chile (CHLE/CLP) .....................    3.4                   3.4
Colombia (COL/COP) ...................    7.3                   7.3
Ecuador (ECDR/ECS) ...................    3.0                   3.0
Mexico (MEX/MXN) .....................   27.5        4.7       32.2
Netherlands (NETH/NLG) ...............    2.0                   2.0
Peru (PERU/PES) ......................    3.2                   3.2
United States & Other (US/USD) .......    5.3        5.3       10.6
Venezuela (VENZ/VEB) .................    7.6                   7.6
                                        ------     -----      -----
Total  ...............................   90.0       10.0      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $22,927,653.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SHORT FUTURES CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                          EXPIRATION    NO. OF                  MARKET
DESCRIPTION                                  DATE      CONTRACTS   CURRENCY      VALUE
----------------------------------------  ----------   ---------   --------   -----------
Brazilian Real Currency Futures, strike
 rate 1.0510 (face $2,378,750)..........   01/31/97        25        USD      $ 2,385,500

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (23.0%)
  Schweizerischer Bankverein (Swiss Bank Corp.) .............   SWTZ            3,910   $    743,718         2.0
    BANKS-MONEY CENTER
  Royal & Sun Alliance Insurance Group PLC ..................   UK             95,000        725,514         2.0
    INSURANCE - MULTI-LINE
  CS Holding AG - Registered ................................   SWTZ            6,095        626,355         1.7
    BANKS-MONEY CENTER
  Union Bank of Switzerland - Bearer ........................   SWTZ              642        562,830         1.5
    BANKS-MONEY CENTER
  Fortis Amev N.V. ..........................................   NETH           14,800        518,772         1.4
    OTHER FINANCIAL
  AEGON N.V. ................................................   NETH            7,562        482,373         1.3
    INSURANCE-LIFE
  ING Groep N.V. ............................................   NETH           12,787        460,806         1.3
    OTHER FINANCIAL
  ABN AMRO Holding N.V. .....................................   NETH            6,948        452,465         1.2
    BANKS-REGIONAL
  First Tennessee National Corp. ............................   US             10,800        405,000         1.1
    BANKS-REGIONAL
  Commonwealth Bank of Australia ............................   AUSL           38,250        365,877         1.0
    BANKS-SUPER REGIONAL
  Deutsche Bank AG ..........................................   GER             6,750        315,556         0.9
    BANKS-MONEY CENTER
  American General Corp. ....................................   US              7,400        302,475         0.8
    INSURANCE-LIFE
  Generale de Banque S.A.: ..................................   BEL                --             --         0.8
    BANKS-MONEY CENTER
    Common ..................................................   --                829        297,285          --
    Strip VVPR ..............................................   --                 75             43          --
  National Westminster Bank PLC .............................   UK             22,700        266,647         0.7
    BANKS-MONEY CENTER
  IKB Deutsche Industriebank AG .............................   GER             1,382        251,150         0.7
    BANKS-REGIONAL
  General Accident PLC ......................................   UK             16,970        222,005         0.6
    INSURANCE - PROPERTY-CASUALTY
  Mercury Asset Management Group PLC ........................   UK             10,211        217,421         0.6
    INVESTMENT MANAGEMENT
  LLoyds TSB Group PLC ......................................   UK             26,571        195,873         0.5
    BANKS-REGIONAL
  Commercial Union PLC ......................................   UK             13,382        156,620         0.4
    INSURANCE - MULTI-LINE
  Banco Popular Espanol S.A. ................................   SPN               710        139,527         0.4
    BANKS-MONEY CENTER
  Commerzbank AG ............................................   GER             5,400        137,282         0.4
    BANKS-MONEY CENTER
  Dresdner Bank AG ..........................................   GER             4,540        136,082         0.4
    BANKS-MONEY CENTER
  Banco de Santander S.A. ...................................   SPN             1,915        122,639         0.3
    BANKS-MONEY CENTER
  Kredietbank N.V. ..........................................   BEL               315        103,279         0.3
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

                                      F18

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  M & G Group PLC ...........................................   UK              5,000   $     94,606         0.3
    INVESTMENT MANAGEMENT
  Societe Generale Paris ....................................   FR                475         51,443         0.1
    BANKS-MONEY CENTER
  Compagnie Financiere de Paribas S.A. ......................   FR                524         35,496         0.1
    OTHER FINANCIAL
  Axa Group .................................................   FR                526         33,510         0.1
    INSURANCE - MULTI-LINE
  Gerrard & National Holdings PLC ...........................   UK              7,080         32,369         0.1
    SECURITIES BROKER
                                                                                        ------------
                                                                                           8,455,018
                                                                                        ------------
Energy (11.5%)
  Elektrowatt AG-/- .........................................   SWTZ            2,440        971,988         2.7
    ELECTRICAL & GAS UTILITIES
  Royal Dutch Petroleum Co. .................................   NETH            3,268        573,509         1.6
    OIL
  Electrabel S.A. ...........................................   BEL             1,880        445,107         1.2
    ELECTRICAL & GAS UTILITIES
  Exxon Corp. ...............................................   US              4,000        392,000         1.1
    OIL
  Reunies Electrobel & Tractebel S.A. .......................   BEL               763        355,401         1.0
    ELECTRICAL & GAS UTILITIES
  Mobil Corp. ...............................................   US              2,900        354,525         1.0
    OIL
  RWE AG ....................................................   GER             8,170        346,349         0.9
    ELECTRICAL & GAS UTILITIES
  Pacific Gas and Electric Co. ..............................   US              9,550        200,550         0.5
    ELECTRICAL & GAS UTILITIES
  Elf Aquitaine .............................................   FR              1,920        175,061         0.5
    OIL
  Groupe Bruxelles Lambert S.A. .............................   BEL             1,050        135,222         0.4
    OIL
  Shell Transport & Trading Co., PLC ........................   UK              6,530        112,821         0.3
    OIL
  Union Electrica Fenosa S.A. ...............................   SPN             5,000         53,753         0.1
    ELECTRICAL & GAS UTILITIES
  British Gas PLC ...........................................   UK             11,000         42,380         0.1
    GAS PRODUCTION & DISTRIBUTION
  Iberdrola S.A. ............................................   SPN             2,000         28,360         0.1
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,187,026
                                                                                        ------------
Services (8.3%)
  Telecom Corporation of New Zealand Ltd. ...................   NZ            133,160        679,349         1.9
    TELEPHONE NETWORKS
  Woolworths Ltd. ...........................................   AUSL          280,000        674,029         1.8
    RETAILERS-OTHER
  Mannesmann AG .............................................   GER               770        333,934         0.9
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F19

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  McGraw-Hill, Inc. .........................................   US              6,980   $    321,953         0.9
    BROADCASTING & PUBLISHING
  United News & Media PLC ...................................   UK             21,918        261,590         0.7
    BROADCASTING & PUBLISHING
  Royal PTT Nederland N.V. ..................................   NETH            5,915        225,839         0.6
    TELEPHONE NETWORKS
  Cognizant Corp. ...........................................   US              4,800        158,400         0.4
    CONSUMER SERVICES
  EMI Group PLC .............................................   UK              6,300        149,409         0.4
    LEISURE & TOURISM
  Granada Group PLC, Convertible Preferred, 7.5% till
   4/30/03 ..................................................   UK             23,482        114,193         0.3
    LEISURE & TOURISM
  Dun & Bradstreet Corp. ....................................   US              4,800        114,000         0.3
    BROADCASTING & PUBLISHING
  AC Nielsen Corp.-/- .......................................   US              1,600         24,200         0.1
    CONSUMER SERVICES
                                                                                        ------------
                                                                                           3,056,896
                                                                                        ------------
Materials/Basic Industry (7.4%)
  BASF AG ...................................................   GER            15,500        597,425         1.6
    CHEMICALS
  Solvay S.A. "A" ...........................................   BEL               751        459,905         1.3
    CHEMICALS
  Western Mining Corporation Holdings Ltd. ..................   AUSL           72,600        457,391         1.3
    METALS - NON-FERROUS
  CSR Ltd. ..................................................   AUSL          121,450        424,549         1.2
    BUILDING MATERIALS & COMPONENTS
  Akzo Nobel N.V. ...........................................   NETH            3,069        419,632         1.2
    CHEMICALS
  Monsanto Co. ..............................................   US              7,500        291,563         0.8
    CHEMICALS
                                                                                        ------------
                                                                                           2,650,465
                                                                                        ------------
Consumer Non-Durables (6.3%)
  EMAIL Ltd. ................................................   AUSL          164,800        532,880         1.5
    HOUSEHOLD PRODUCTS
  Avon Products, Inc. .......................................   US              8,000        457,000         1.3
    PERSONAL CARE/COSMETICS
  Philip Morris Cos., Inc. ..................................   US              3,700        416,713         1.1
    FOOD
  Universal Corp. ...........................................   US             12,200        391,925         1.1
    TOBACCO
  Brown-Forman Corp. "B" ....................................   US              6,200        283,650         0.8
    BEVERAGES - ALCOHOLIC
  Bass PLC ..................................................   UK              6,600         92,784         0.3
    BEVERAGES - ALCOHOLIC
  Associated British Foods Group PLC ........................   UK              8,400         69,688         0.2
    FOOD
                                                                                        ------------
                                                                                           2,244,640
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F20

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (3.8%)
  Bristol Myers Squibb Co. ..................................   US              6,000   $    652,500         1.8
    PHARMACEUTICALS
  Bayer AG ..................................................   GER            12,500        510,403         1.4
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER             4,270        201,284         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           1,364,187
                                                                                        ------------
Capital Goods (2.7%)
  General Electric PLC-/- ...................................   UK             51,900        340,372         0.9
    AEROSPACE/DEFENSE
  Lockheed Martin Corp. .....................................   US              2,726        249,429         0.7
    AEROSPACE/DEFENSE
  Rolls-Royce PLC ...........................................   UK             42,548        187,605         0.5
    AEROSPACE/DEFENSE
  Thomson CSF S.A. ..........................................   FR              3,275        106,406         0.3
    AEROSPACE/DEFENSE
  BICC PLC ..................................................   UK             20,327         97,110         0.3
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                             980,922
                                                                                        ------------
Consumer Durables (1.3%)
  GKN PLC ...................................................   UK             28,600        490,216         1.3
                                                                                        ------------
    AUTO PARTS
Multi-Industry/Miscellaneous (0.9%)
  VEBA AG ...................................................   GER             5,400        312,484         0.9
                                                                                        ------------
    CONGLOMERATE
Technology (0.3%)
  Alcatel Alsthom Compagnie Generale d'Electricite ..........   FR              1,290        103,798         0.3
    TELECOM TECHNOLOGY
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $17,804,251) .................                             23,845,652        65.5
                                                                                        ------------       -----

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (25.6%)
  Australia (2.6%)
    Australian Government:
      8.75% due 8/15/08 .....................................   AUD           774,000        672,999         1.9
      7% due 4/15/00 ........................................   AUD           324,000        259,764         0.7
  Canada (0.6%)
    Canadian Government, 8.75% due 12/1/05 ..................   CAD           250,000        212,314         0.6
  Denmark (0.9%)
    Kingdom of Denmark, 7% due 11/15/07 .....................   DKK         1,921,000        331,982         0.9
  Germany (3.9%)
    Deutschland Republic, 6.75% due 4/22/03 .................   DEM         1,500,000      1,050,098         2.9
    Treuhandanstalt, 6.375% due 7/1/99 ......................   DEM           500,000        344,896         1.0

    The accompanying notes are an integral part of the financial statements.

                                      F21

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                           PRINCIPAL       VALUE         % OF NET
FIXED INCOME INVESTMENTS                                       CURRENCY     AMOUNT        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Government & Government Agency Obligations (Continued)
  Italy (3.1%)
    Italian Buoni Poliennali del Tesoro (BTPS):
      10.5% due 4/15/98 .....................................   ITL       865,000,000   $    597,792         1.6
      10.5% due 9/1/05 ......................................   ITL       710,000,000        560,502         1.5
  Spain (1.2%)
    Kingdom of Spain, 10.3% due 6/15/02 .....................   ESP        47,430,000        433,946         1.2
  Sweden (1.4%)
    Swedish Government, 6% due 2/9/05 .......................   SEK         3,700,000        526,379         1.4
  United Kingdom (5.4%)
    United Kingdom Treasury:
      7% due 6/7/02 .........................................   GBP           821,000      1,388,329         3.8
      7.75% due 9/8/06 ......................................   GBP           325,000        565,029         1.6
  United States (6.5%)
    United States Treasury:
      7.25% due 5/15/04 .....................................   USD         1,060,000      1,115,754         3.1
      6.25% due 8/15/23 .....................................   USD           400,000        374,969         1.0
      6.5% due 8/15/05 ......................................   USD           360,000        362,496         1.0
      7.5% due 2/15/05 ......................................   USD           250,000        267,417         0.7
      6% due 2/15/26 ........................................   USD           270,000        245,589         0.7
                                                                                        ------------
Total Government & Government Agency Obligations (cost
 $8,704,356) ................................................                              9,310,255
                                                                                        ------------
Corporate Bonds (4.5%)
  Germany (1.6%)
    Siemens Capital Corp., 8% due 6/24/02+/+ ................   USD           180,000        230,130         0.6
    Commerzbank AG, Convertible Bond, 9.45% due 12/31/00+ ...   DEM           187,000        210,101         0.6
    Deutsche Bank AG, 9.00% due 12/31/02 ....................   DEM           175,000        136,313         0.4
    IKB Deutsche Industriebank, 6.45% due 3/31/06 ...........   DEM             1,500            975          --
  United Kingdom (2.9%)
    Daily Mail & General Trust, Convertible Bond, 5.75% due
     9/26/03 ................................................   GBP           167,000        448,955         1.2
    MBNA Chester Asset Receivable #3, effective yield 6.517%
     due 11/17/03+ ..........................................   GBP           200,000        342,466         0.9
    Land Securities PLC, Convertible Bond, 9.375% due
     7/31/04 ................................................   GBP           140,000        285,279         0.8
                                                                                        ------------
Total Corporate Bonds (cost $1,447,319) .....................                              1,654,219
                                                                                        ------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $10,151,675) ...........                             10,964,474        30.1
                                                                                        ------------       -----


                                                                                           VALUE         % OF NET
WARRANTS                                                       CURRENCY                   (NOTE 1)        ASSETS
-------------------------------------------------------------  --------                 ------------   -------------
  Societe Generale Banque put, strike 14,500, due 11/15/99
   Tractebel (cost $0)-/- ...................................   BEF                           11,065          --
                                                                                        ------------       -----
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F22

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $1,155,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $1,179,391,
   including accrued interest).
   (cost $1,156,201)  .......................................                           $  1,156,201         3.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $29,112,127)  * .....................                             35,977,392        98.8
Other Assets and Liabilities ................................                                455,371         1.2
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 36,432,763       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
          + The coupon rate shown on floating rate note represents the rate at period end.
        +/+  Issued with detachable warrants or value recovery rights. The current market value of each warrant or right is zero.
          *  For Federal income tax purposes, cost is $29,117,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   7,268,819
                 Unrealized depreciation:              (408,629)
                                                  -------------
                 Net unrealized appreciation:     $   6,860,190
                                                  -------------
                                                  -------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    6.8         2.6                       9.4
Belgium (BEL/BEF) ....................    5.0                                   5.0
Canada (CAN/CAD) .....................                0.6                       0.6
Denmark (DEN/DKK) ....................                0.9                       0.9
France (FR/FRF) ......................    1.4                                   1.4
Germany (GER/DEM) ....................    8.7         5.5                      14.2
Italy (ITLY/ITL) .....................                3.1                       3.1
Netherlands (NETH/NLG) ...............    8.6                                   8.6
New Zealand (NZ/NZD) .................    1.9                                   1.9
Spain (SPN/ESP) ......................    0.9         1.2                       2.1
Sweden (SWDN/SEK) ....................                1.4                       1.4
Switzerland (SWTZ/CHF) ...............    7.9                                   7.9
United Kingdom (UK/GBP) ..............   10.5         8.3                      18.8
United States & Other (US/USD) .......   13.8         6.5            4.4       24.7
                                        ------      -----            ---      -----
Total  ...............................   65.5        30.1            4.4      100.0
                                        ------      -----            ---      -----
                                        ------      -----            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $36,432,763.

    The accompanying notes are an integral part of the financial statements.

                                      F23

                    GT GLOBAL VARIABLE GROWTH & INCOME FUND

                               December 31, 1996

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,403,284         1.51860  02/28/97   $    12,494
French Francs...........................        38,697         5.09700  02/06/97           542
French Francs...........................       174,260         5.07000  02/19/97         3,255
Netherland Guilders.....................       598,703         1.67760  02/18/97        15,269
Swiss Francs............................       399,312         1.31000  03/19/97         5,268
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,651,084)...................     2,614,256                                  36,828
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 7.18%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $    36,828
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F24

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Wireless Communications (19.3%)
  WinStar Communications, Inc.-/- ...........................   US             80,000   $  1,680,000         2.7
  Paging Network, Inc.-/- ...................................   US            100,000      1,525,000         2.4
  Rural Cellular Corp. "A"-/- ...............................   US            150,000      1,443,750         2.3
  DDI Corp. .................................................   JPN               187      1,237,405         2.0
  Korea Mobile Telecommunications: ..........................   KOR                --             --         1.8
    ADR{\/} .................................................   --             63,860        822,198          --
    Common ..................................................   --                320        323,882          --
  Cellularvision USA, Inc.-/- ...............................   US            140,000        980,000         1.5
  Metro One Telecommunications-/- ...........................   US            117,000        921,375         1.5
  Centennial Cellular Corp. "A"-/- ..........................   US             71,500        866,938         1.4
  Telephone and Data Systems, Inc. ..........................   US             19,200        696,000         1.1
  Clearnet Communications, Inc. "A"-/- {\/} .................   CAN            63,000        693,000         1.1
  Advanced Radio Telecom Corp.-/- ...........................   US             47,500        534,375         0.8
  Netcom ASA-/- .............................................   NOR            35,000        331,414         0.5
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT            1,650        105,387         0.2
                                                                                        ------------
                                                                                          12,160,724
                                                                                        ------------
Telecom Equipment (15.1%)
  Nokia AB Preferred - ADR{\/} ..............................   FIN            37,000      2,127,500         3.4
  U.S. Robotics Corp. .......................................   US             28,500      2,052,000         3.2
  Tadiran Telecommunications Ltd.{\/} .......................   ISRL           65,000      1,454,375         2.3
  Superior Telecom, Inc. ....................................   US             70,000      1,426,250         2.3
  Gilat Satellite Networks Ltd.-/- {\/} .....................   ISRL           50,000      1,231,250         1.9
  EIS International, Inc.-/- ................................   US             80,000        690,000         1.1
  Allen Group, Inc.-/- ......................................   US             25,000        556,250         0.9
                                                                                        ------------
                                                                                           9,537,625
                                                                                        ------------
Telephone Networks (13.5%)
  Telefonica de Espana - ADR{\/} ............................   SPN            27,000      1,869,750         3.0
  Telecomunicacoes Brasileiras S.A. (Telebras) - ADR{\/} ....   BRZL           20,876      1,597,014         2.5
  SPT Telecom-/- ............................................   CZCH           11,000      1,370,245         2.2
  Hellenic Telecommunications - 144A{.} .....................   GREC           60,600      1,036,391         1.6
  Telefonica De Peru - ADR{\/} ..............................   PERU           47,200        890,900         1.4
  Portugal Telecom S.A. - ADR{\/} ...........................   PORT           22,000        621,500         1.0
  Compania Anonima Nacional Telefonos de Venezuela
   (CANTV) - ADR-/- {\/} ....................................   VENZ           10,400        292,500         0.5
  Hellenic Telecommunications Organization S.A. .............   GREC           14,400        246,271         0.4
  Matav (Hungarian Telecommunications Co., Ltd.)-/- .........   HGRY            1,000        216,584         0.3
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK             3,300        198,000         0.3
  Advanced Fibre Communications .............................   US              3,000        166,875         0.3
                                                                                        ------------
                                                                                           8,506,030
                                                                                        ------------
Telephone - Long Distance (10.6%)
  Call-Net Enterprises, Inc. "B"-/- .........................   CAN           179,000      2,189,782         3.5
  Tel-Save Holdings, Inc.-/- ................................   US             70,000      2,030,000         3.2
  PT Indonesia Satellite (Indosat) - ADR{\/} ................   INDO           45,000      1,231,875         1.9
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL           20,000      1,020,000         1.6

    The accompanying notes are an integral part of the financial statements.

                                      F25

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Telephone - Long Distance (Continued)
  TeleBermuda International Ltd. ............................   BDA            33,200   $    265,600         0.4
                                                                                        ------------
                                                                                           6,737,257
                                                                                        ------------
Telecom Technology (6.1%)
  DSP Communications, Inc.-/- ...............................   US             89,800      1,739,875         2.7
  Vitesse Semiconductor Corp.-/- ............................   US             33,000      1,501,500         2.4
  Spectrian Corp.-/- ........................................   US             80,000        620,000         1.0
                                                                                        ------------
                                                                                           3,861,375
                                                                                        ------------
Semiconductors (5.4%)
  Analog Devices, Inc.-/- ...................................   US             55,000      1,863,125         2.9
  LSI Logic Corp. ...........................................   US             60,000      1,605,000         2.5
                                                                                        ------------
                                                                                           3,468,125
                                                                                        ------------
Cable Television (5.4%)
  General Cable PLC - ADR-/- ................................   UK             80,000      1,320,000         2.1
  Comcast UK Cable Partners Ltd. "A"{\/} ....................   UK             85,000      1,158,125         1.8
  United International Holdings, Inc. "A"-/- ................   US             55,000        673,750         1.1
  International CableTel, Inc.-/- ...........................   UK             10,000        252,500         0.4
                                                                                        ------------
                                                                                           3,404,375
                                                                                        ------------
Telephone - Regional/Local (4.9%)
  ICG Communications, Inc.-/- ...............................   US            120,000      2,115,000         3.3
  McLeod, Inc.-/- ...........................................   US             40,000      1,020,000         1.6
                                                                                        ------------
                                                                                           3,135,000
                                                                                        ------------
Networking (4.8%)
  Cisco Systems, Inc.-/- ....................................   US             20,000      1,272,500         2.0
  Performance Technologies, Inc.-/- .........................   US            100,000        965,625         1.5
  Cabletron Systems, Inc.-/- ................................   US             22,000        731,500         1.2
  Dimension Data Holdings Ltd.-/- ...........................   SAFR           17,500         51,460         0.1
                                                                                        ------------
                                                                                           3,021,085
                                                                                        ------------
Wholesale & International Trade (4.3%)
  CellStar Corp.-/- .........................................   US            150,000      2,700,000         4.3
                                                                                        ------------
Multi-Industry (3.1%)
  Mannesmann AG .............................................   GER             4,500      1,951,560         3.1
                                                                                        ------------
Telecom Technology (2.9%)
  Mitec Telecom, Inc.-/- ....................................   CAN           315,000      1,817,485         2.9
                                                                                        ------------
Consumer Electronics (1.3%)
  Three-Five Systems, Inc.-/- ...............................   US             61,800        795,675         1.3
  Unitech Industries, Inc.(.) -/- ...........................   US            100,000         18,750          --
                                                                                        ------------
                                                                                             814,425
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F26

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Building Materials & Components (1.0%)
  PT Bakrie and Brothers ....................................   INDO        1,600,000   $    660,737         1.0
                                                                                        ------------
Beverages - Alcoholic (0.0%)
  Bavaria ...................................................   COL             3,000         12,225          --
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $55,839,502) .................                             61,788,028        97.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank and Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $985,000 U.S. Treasury Notes, 6.125% due
   3/31/98 (market value of collateral is $1,021,049,
   including accrued interest). (cost $982,170) .............                                982,170         1.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $56,821,672)  * .....................                             62,770,198        99.2
Other Assets and Liabilities ................................                                487,631         0.8
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 63,257,829       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        (.) Restricted securities: At December 31, 1996, the Fund owned the following restricted security constituting 0.03% of net assets which may not be publicly sold without registration under the Securities Act of 1933.

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                         ACQUISITION   (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Unitech Industries, Inc........................      08/24/95       100,000 $ 1,200,000   $0.19

        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $56,821,672 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  14,015,000
                 Unrealized depreciation:            (8,066,474)
                                                  -------------
                 Net unrealized appreciation:     $   5,948,526
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F27

                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER      TOTAL
--------------------------------------  ------   -------------   -----
Bermuda (BDA/BMD) ....................    0.4                      0.4
Brazil (BRZL/BRL) ....................    2.5                      2.5
Canada (CAN/CAD) .....................    7.5                      7.5
Czech Republic (CZCH/CSK) ............    2.2                      2.2
Finland (FIN/FIM) ....................    3.4                      3.4
Germany (GER/DEM) ....................    3.1                      3.1
Greece (GREC/GRD) ....................    2.0                      2.0
Hungary (HGRY/HUF) ...................    0.3                      0.3
Indonesia (INDO/IDR) .................    2.9                      2.9
Israel (ISRL/ILS) ....................    4.2                      4.2
Japan (JPN/JPY) ......................    2.0                      2.0
Korea (KOR/KRW) ......................    1.8                      1.8
Norway (NOR/NOK) .....................    0.5                      0.5
Pakistan (PAK/PKR) ...................    0.3                      0.3
Peru (PERU/PES) ......................    1.4                      1.4
Philippines (PHIL/PHP) ...............    1.6                      1.6
Portgual (PORT/PTE) ..................    1.2                      1.2
South Africa (SAFR/ZAR) ..............    0.1                      0.1
Spain (SPN/ESP) ......................    3.0                      3.0
United Kingdom (UK/GBP) ..............    4.3                      4.3
United States & Other (US/USD) .......   52.5         2.3         54.8
Venezuela (VENZ/VEB) .................    0.5                      0.5
                                        ------        ---        -----
Total  ...............................   97.7         2.3        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $63,257,829.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................       522,152         1.51860  02/28/97   $     4,649
Japanese Yen............................       168,366       110.00000  01/07/97         8,816
Japanese Yen............................       113,776       111.74500  02/06/97         3,455
Japanese Yen............................        94,745       110.48000  02/12/97         3,915
Japanese Yen............................       130,654       111.20000  02/28/97         4,238
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,054,766)...................     1,029,693                                  25,073
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.63%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    25,073
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (20.9%)
  Banco Totta & Acores "B" - Registered .....................   PORT           32,293   $    609,192         3.5
    BANKS-MONEY CENTER
  First Financial Caribbean Corp. ...........................   US             20,500        568,875         3.2
    SAVINGS&LOANS
  Banco Commercial S.A. - 144A ADR{.} -/- {\/} ..............   URGY           34,700        563,875         3.2
    BANKS-REGIONAL
  Peregrine Investment Holdings Ltd. ........................   HK            305,000        522,530         3.0
    INVESTMENT MANAGEMENT
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ..................................................   PAN            10,200        517,652         2.9
    OTHER FINANCIAL
  Global Menkul Degerler AS .................................   TRKY       29,723,700        322,486         1.8
    SECURITIES BROKER
  Winsor Properties Holdings Ltd.-/- ........................   HK            200,000        321,955         1.8
    REAL ESTATE INVESTMENT TRUST
  State Bank of India Ltd. - GDR-/- {\/} ....................   IND            13,500        234,495         1.3
    BANKS-MONEY CENTER
  Shinhan Bank-/- ...........................................   KOR             2,740         43,946         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,705,006
                                                                                        ------------
Materials/Basic Industry (19.4%)
  Gujarat Ambuja Cements - GDR{\/} ..........................   IND           142,000      1,171,500         6.7
    CEMENT
  Caemi Mineracao e Metalurgia S.A. Preferred-/- ............   BRZL       14,950,000        733,613         4.2
    METALS - STEEL
  General Mining Union Corp. (Gencor) .......................   SAFR          142,900        519,525         3.0
    METALS - NON-FERROUS
  Grupo Mexico S.A. "B"-/- ..................................   MEX           140,000        435,998         2.5
    METALS - NON-FERROUS
  Industrias Penoles S.A. "CP" ..............................   MEX           110,000        390,111         2.2
    METALS - NON-FERROUS
  Oryx Gold Holdings Ltd.-/- ................................   SAFR           84,700        122,449         0.7
    GOLD
  Corporacion Financiera del Valle S.A. - ADR{\/} ...........   COL             2,652          9,282         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                           3,382,478
                                                                                        ------------
Multi-Industry/Miscellaneous (17.4%)
  John Keells Holdings Ltd. - 144A GDR{.} {\/} ..............   SLNKA         132,214        826,338         4.7
    CONGLOMERATE
  Orogen Minerals Ltd. - 144A ADR{.} -/- {\/} ...............   AUSL           35,000        800,800         4.5
    MISCELLANEOUS
  Banco Comercial Portgues "A", Convertible Preferred, 8%
   until 6/30/03{\/ } .......................................   PORT           10,800        557,550         3.2
    MISCELLANEOUS
  Anglo American Corporation of South African Ltd. -
   ADR{\/} ..................................................   SAFR            7,000        381,500         2.2
    CONGLOMERATE
  Koor Industries Ltd. - ADR{\/} ............................   ISRL           20,100        341,700         1.9
    CONGLOMERATE

    The accompanying notes are an integral part of the financial statements.

                                      F29

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Multi-Industry/Miscellaneous (Continued)
  Mahindra & Mahindra Ltd. - GDR{\/} ........................   IND            13,333   $    156,663         0.9
    MISCELLANEOUS
                                                                                        ------------
                                                                                           3,064,551
                                                                                        ------------
Services (10.8%)
  Zag Industries Ltd.-/- ....................................   ISRL           51,300        846,450         4.8
    MISC. MATERIALS & COMMODITIES
  Matav-Cable Systems Media Ltd.-/- .........................   ISRL           25,000        390,625         2.2
    CABLE TELEVISION
  SPT Telecom-/- ............................................   CZCH            2,980        371,212         2.1
    TELEPHONE NETWORKS
  Grand Hotel Holdings Ltd. "A" .............................   HK            710,000        298,358         1.7
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           1,906,645
                                                                                        ------------
Energy (9.5%)
  Samchully Co.: ............................................   KOR                --             --         3.0
    ENERGY SOURCES
    Common ..................................................   --              6,700        469,199          --
    Bonus-/- ................................................   --                620         43,418          --
    New 2-/- ................................................   --                248         17,515          --
  Basic Petroleum International Ltd.-/- .....................   US             13,800        455,400         2.6
    OIL
  Gazprom - 144A ADR{.} -/- {\/} ............................   RUS            21,600        383,400         2.2
    GAS PRODUCTION & DISTRIBUTION
  Czeske Energeticke Zavody (CEZ AS)-/- .....................   CZCH            6,920        249,234         1.4
    ELECTRICAL & GAS UTILITIES
  LUKoil Holding - ADR-/- {\/} ..............................   RUS             1,300         59,800         0.3
    GAS PRODUCTION & DISTRIBUTION
                                                                                        ------------
                                                                                           1,677,966
                                                                                        ------------
Consumer Non-Durables (4.9%)
  Vitasoy International Holdings Ltd. .......................   HK            600,000        261,831         1.5
    BEVERAGES - NON-ALCOHOLIC
  NU Skin Asia Pacific, Inc.-/- .............................   US              7,200        222,300         1.3
    PERSONAL CARE/COSMETICS
  Gruma S.A. "B"-/- .........................................   MEX            35,000        213,550         1.2
    FOOD
  Noble China-/- {/\} .......................................   CHNA           80,000        159,509         0.9
    BEVERAGES - ALCOHOLIC
                                                                                        ------------
                                                                                             857,190
                                                                                        ------------
Health Care (2.8%)
  Eczacibasi Ilac Sanayi ve Ticaret AS-/- ...................   TRKY        9,988,600        498,047         2.8
                                                                                        ------------
    HEALTH CARE SERVICES
Capital Goods (0.7%)
  Hindalco Industries Ltd. - 144A GDR{.} {\/} ...............   IND             5,250        128,625         0.7
                                                                                        ------------
    INDUSTRIAL COMPONENTS

    The accompanying notes are an integral part of the financial statements.

                                      F30

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (0.5%)
  Tata Engineering and Locomotive Co., Ltd. - GDR{\/} .......   IND             8,000   $     85,000         0.5
    AUTOMOBILES
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $14,294,997) .................                             15,305,508        86.9
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Peregrine Investment Holdings Ltd. Warrants, expires
   5/15/98 (cost $0)-/- .....................................   HK             30,500          9,760         0.1
                                                                                        ------------       -----
    INVESTMENT MANAGEMENT

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $2,540,000 U.S. Treasury Bonds, 8.125%
   due 8/15/19 (market value of collateral is $3,046,973,
   including accrued interest). (cost $2,981,518) ...........                              2,981,518        16.9
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $17,276,515)  * .....................                             18,296,786       103.9
Other Assets and Liabilities ................................                               (692,862)       (3.9)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 17,603,924       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       {/\}  Security is denominated in CAD.
        -/-  Non-income producing security.
          * For Federal income tax purposes, cost is $17,280,886 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,558,518
                 Unrealized depreciation:              (542,618)
                                                  -------------
                 Net unrealized appreciation:     $   1,015,900
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F31

                    GT GLOBAL VARIABLE EMERGING MARKETS FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    4.5                                   4.5
Brazil (BRZL/BRL) ....................    4.2                                   4.2
China (CHNA/RMB) .....................    0.9                                   0.9
Colombia (COL/COP) ...................    0.1                                   0.1
Czech Republic (CZCH/CSK) ............    3.5                                   3.5
Hong Kong (HK/HKD) ...................    8.0         0.1                       8.1
India (IND/INR) ......................   10.1                                  10.1
Israel (ISRL/ILS) ....................    8.9                                   8.9
Korea (KOR/KRW) ......................    3.2                                   3.2
Mexico (MEX/MXN) .....................    5.9                                   5.9
Panama (PAN/PND) .....................    2.9                                   2.9
Portugal (PORT/PTE) ..................    6.7                                   6.7
Russia (RUS/SUR) .....................    2.5                                   2.5
South Africa (SAFR/ZAR) ..............    5.9                                   5.9
Sri Lanka (S LNKA/LKR) ...............    4.7                                   4.7
Turkey (TRKY/TRL) ....................    4.6                                   4.6
United States & Other (US/USD) .......    7.1                       13.0       20.1
Uruguay (URGY/UYP) ...................    3.2                                   3.2
                                        ------        ---          -----      -----
Total  ...............................   86.9         0.1           13.0      100.0
                                        ------        ---          -----      -----
                                        ------        ---          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $17,603,924.

    The accompanying notes are an integral part of the financial statements.

                                      F32

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Electrical & Gas Utilities (28.0%)
  Empresa Nacional de Electridad S.A. - ADR{\/} .............   SPN             2,500   $    175,000         2.9
  EVN Energie-Versorgung Niederoesterreich AG ...............   ASTRI           1,100        165,650         2.7
  Companhia Energetica de Minas Gerais (Cemig) - ADR{\/} ....   BRZL            4,989        164,637         2.7
  Light - Participacoes S.A.-/- .............................   BRZL          650,000        157,667         2.6
  Edison S.p.A. .............................................   ITLY           24,000        151,493         2.5
  IES Industries, Inc. ......................................   US              5,000        149,375         2.5
  AES China Generating Co., Ltd. "A"-/- .....................   CHNA           10,000        127,500         2.1
  Enron Global Power & Pipelines L.L.C. .....................   US              4,400        118,800         2.0
  Hub Power Co.-/- ..........................................   PAK           151,000        117,922         2.0
  BSES Ltd. - GDR-/- {\/} ...................................   IND             5,000        102,500         1.7
  Korea Electric Power Corp. - ADR{\/} ......................   KOR             4,300         88,150         1.5
  Capex S.A. ................................................   ARG            10,500         87,167         1.4
  Hafslund ASA "A" ..........................................   NOR             5,000         36,479         0.6
  MetroGas S.A. - ADR{\/} ...................................   ARG             3,600         33,300         0.6
  Chilgener S.A. - ADR{\/} ..................................   CHLE              700         14,613         0.2
                                                                                        ------------
                                                                                           1,690,253
                                                                                        ------------
Telephone Networks (9.5%)
  SPT Telecom-/- ............................................   CZCH            1,200        149,481         2.5
  Telefonica de Espana - ADR{\/} ............................   SPN             2,100        145,425         2.4
  Hellenic Telecommunications - 144A{.} .....................   GREC            6,800        116,295         1.9
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL            1,700         86,700         1.4
  CDT Telefonica De Peru - ADR{\/} ..........................   PERU            2,600         49,075         0.8
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR-/- {\/ } .............................................   VENZ              900         25,313         0.4
  Pakistan Telecommunications Co., Ltd. - GDR-/- {\/} .......   PAK               100          6,000         0.1
                                                                                        ------------
                                                                                             578,289
                                                                                        ------------
Cement (8.4%)
  La Cementos Nacional, C.A. 144A - GDR{.} {\/} .............   ECDR              923        208,598         3.4
  Giant Cement Holding, Inc.-/- .............................   US             10,200        164,472         2.7
  Suez Cement Co. - GDR-/- {\/} .............................   EGYPT           4,900         76,440         1.3
  Siam Cement Co., Ltd. - Foreign ...........................   THAI            1,800         56,722         0.9
  HI Cement Corp. ...........................................   PHIL           15,000          4,970         0.1
                                                                                        ------------
                                                                                             511,202
                                                                                        ------------
Metals - Steel (8.0%)
  Shaw Group, Inc.-/- .......................................   US              7,700        179,988         3.0
  Mannesmann AG .............................................   GER               400        173,472         2.9
  Northwest Pipe Co.-/- .....................................   US              8,000        130,000         2.1
  Grupo Simec, S.A. de C.V. - ADR-/- {\/} ...................   MEX               500          1,563          --
                                                                                        ------------
                                                                                             485,023
                                                                                        ------------
Transportation - Road & Rail (7.6%)
  Canadian National Railway Co. .............................   CAN             4,300        163,400         2.7
  Tranz Rail Holdings Ltd. - ADR-/- {\/} ....................   NZ              9,000        159,188         2.6

    The accompanying notes are an integral part of the financial statements.

                                      F33

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Transportation - Road & Rail (Continued)
  ABC Rail Products Corp.-/- ................................   US              7,000   $    139,124         2.3
                                                                                        ------------
                                                                                             461,712
                                                                                        ------------
Machinery & Engineering (3.5%)
  Caterpillar, Inc. .........................................   US              1,700        127,925         2.1
  KCI Konecranes International-/- ...........................   FIN             2,700         85,155         1.4
                                                                                        ------------
                                                                                             213,080
                                                                                        ------------
Telecom Equipment (3.3%)
  Tadiran Telecommunications Ltd.{\/} .......................   ISRL            8,900        199,138         3.3
                                                                                        ------------
Construction (3.1%)
  United Engineers Ltd. .....................................   MAL            17,000        153,505         2.5
  Cheung Kong Infrastructure Holdings-/- ....................   HK             12,000         31,808         0.5
  C & P Homes, Inc. .........................................   PHIL            7,950          4,087         0.1
                                                                                        ------------
                                                                                             189,400
                                                                                        ------------
Metals - Non-Ferrous (3.0%)
  RMI Titanium Co.-/- .......................................   US              6,500        182,813         3.0
                                                                                        ------------
Wireless Communications (3.0%)
  DDI Corp. .................................................   JPN                13         86,023         1.4
  Paging Network, Inc.-/- ...................................   US              5,400         82,350         1.4
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT              150          9,581         0.2
                                                                                        ------------
                                                                                             177,954
                                                                                        ------------
Multi-Industry (2.9%)
  Hylsamex, S.A. de C.V. 144A - ADR{.} {\/} .................   MEX             4,200         97,650         1.6
  E.R.G. Ltd. ...............................................   AUSL           60,117         76,418         1.3
                                                                                        ------------
                                                                                             174,068
                                                                                        ------------
Telecom Technology (2.5%)
  DSP Communications, Inc.-/- ...............................   US              7,800        151,125         2.5
                                                                                        ------------
Electrical Plant/Equipment (2.4%)
  ABB AB "B" ................................................   SWDN            1,300        147,315         2.4
                                                                                        ------------
Consumer Electronics (0.9%)
  Three-Five Systems, Inc.-/- ...............................   US              4,000         51,500         0.9
                                                                                        ------------
Telephone - Long Distance (0.9%)
  PT Indonesia Satellite (Indosat) - ADR{\/} ................   INDO            2,000         54,750         0.9
                                                                                        ------------
Energy Equipment & Services (0.6%)
  Metzler Group, Inc.-/- ....................................   US              1,100         34,925         0.6
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F34

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                                         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES         VALUE          ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Building Materials & Components (0.3%)
  PT Bakrie and Brothers ....................................   INDO           40,000   $     16,518         0.3
                                                                                        ------------
Transportation - Shipping (0.1%)
  International Container Terminal Services (ICTS)-/- .......   PHIL           13,538          7,088         0.1
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $5,102,840) ..................                              5,326,153        88.0
                                                                                        ------------       -----

                                                                                                         % OF NET
REPURCHASE AGREEMENT                                                                       VALUE          ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Turst
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $630,000 U.S. Treasury Bonds, 8.125% due
   8/15/19 (market value of collateral is $755,884, including
   accrued interest). (cost $740,128) .......................                                740,128        12.2
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $5,842,968)  * ......................                              6,066,281       100.2
Other Assets and Liabilities ................................                                (12,311)       (0.2)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $  6,053,970       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $5,843,560 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     508,024
                 Unrealized depreciation:              (285,303)
                                                  -------------
                 Net unrealized appreciation:     $     222,721
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F35

                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    2.0                   2.0
Australia (AUSL/AUD) .................    1.3                   1.3
Austria (ASTRI/ATS) ..................    2.7                   2.7
Brazil (BRZL/BRL) ....................    5.3                   5.3
Canada (CAN/CAD) .....................    2.7                   2.7
Chile (CHLE/CLP) .....................    0.2                   0.2
China (CHNA/RMB) .....................    2.1                   2.1
Czech Republic (CZCH/CSK) ............    2.5                   2.5
Ecuador (ECDR/ECS) ...................    3.4                   3.4
Egypt (EGYPT) ........................    1.3                   1.3
Finland (FIN/FIM) ....................    1.4                   1.4
Germany (GER/DEM) ....................    2.9                   2.9
Greece (GREC/GRD) ....................    1.9                   1.9
Hong Kong (HK/HKD) ...................    0.5                   0.5
India (IND/INR) ......................    1.7                   1.7
Indonesia (INDO/IDR) .................    1.2                   1.2
Israel (ISRL/ILS) ....................    3.3                   3.3
Italy (ITLY/ITL) .....................    2.5                   2.5
Japan (JPN/JPY) ......................    1.4                   1.4
Korea (KOR/KRW) ......................    1.5                   1.5
Malaysia (MAL/MYR) ...................    2.5                   2.5
Mexico (MEX/MXN) .....................    1.6                   1.6
New Zealand (NZ/NZD) .................    2.6                   2.6
Norway (NOR/NOK) .....................    0.6                   0.6
Pakistan (PAK/PKR) ...................    2.1                   2.1
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    1.7                   1.7
Portugal (PORT/PTE) ..................    0.2                   0.2
Spain (SPN/ESP) ......................    5.3                   5.3
Sweden (SWDN/SEK) ....................    2.4                   2.4
Thailand (THAI/THB) ..................    0.9                   0.9
United States & Other (US/USD) .......   25.1       12.0       37.1
Venezuela (VENZ/VEB) .................    0.4                   0.4
                                        ------     -----      -----
Total  ...............................   88.0       12.0      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $6,053,970.

    The accompanying notes are an integral part of the financial statements.

                                      F36

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (33.4%)
  Trico Marine Services, Inc.-/- ............................   US             14,100   $    676,800         4.2
  Cooper Cameron Corp.-/- ...................................   US              7,300        558,450         3.4
  Global Marine, Inc.-/- ....................................   US             24,500        505,313         3.1
  Global Industries Ltd.-/- .................................   US             26,600        495,425         3.0
  Energy Ventures, Inc.-/- ..................................   US              9,600        488,400         3.0
  Seacor Holdings, Inc.-/- ..................................   US              7,600        478,800         2.9
  Rowan Cos., Inc.-/- .......................................   US             17,300        391,413         2.4
  BJ Services Co.-/- ........................................   US              7,500        382,500         2.4
  Atwood Oceanics, Inc.-/- ..................................   US              4,900        311,150         1.9
  Reading & Bates Corp.-/- ..................................   US             10,700        283,550         1.7
  Marine Drilling Co., Inc.-/- ..............................   US             13,800        271,688         1.7
  Veritas DGC, Inc.-/- {/\} .................................   US             14,080        249,372         1.5
  Tuboscope Vetco International Corp.-/- ....................   US             12,300        190,650         1.2
  Falcon Drilling Co., Inc.-/- ..............................   US              4,000        157,000         1.0
                                                                                        ------------
                                                                                           5,440,511
                                                                                        ------------
Oil (19.0%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY           15,000        774,375         4.8
  Abacan Resource Corp.-/- ..................................   CAN            61,800        532,603         3.3
  Benton Oil & Gas Co.-/- ...................................   US             19,600        443,450         2.7
  Triton Energy Ltd.-/- .....................................   US              8,000        388,000         2.4
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        2,100,000        334,537         2.1
  Nuevo Energy Co.-/- .......................................   US              5,400        280,800         1.7
  Petroleum Securities Australia Ltd. .......................   AUSL               --             --         0.6
    Common-/- ...............................................   --             21,750         94,347          --
    ADR-/- {\/} .............................................   AUSL            3,000         68,250         0.4
  Monterey Resources, Inc.-/- ...............................   US              4,000         64,500         0.4
  HarCor Energy, Inc.-/- ....................................   US             13,000         63,375         0.4
  Jerez Energy International, Inc.-/- .......................   CAN            19,200         23,839         0.2
                                                                                        ------------
                                                                                           3,068,076
                                                                                        ------------
Gold (17.4%)
  Bre-X Minerals Ltd.-/- ....................................   CAN            92,700      1,469,172         9.0
  Barrick Gold Corp.: .......................................   CAN                --             --         4.4
    Common{\/} ..............................................   --             15,900        457,125          --
    Common ..................................................   --              9,300        266,597          --
  Getchell Gold Corp.-/- ....................................   US              7,000        268,625         1.7
  Lihir Gold Ltd.-/- ........................................   AUSL           71,900        137,094         0.8
  Oryx Gold Holdings Ltd.-/- ................................   SAFR           60,000         86,741         0.5
  Dayton Mining Corp.-/- ....................................   CAN            10,900         72,444         0.4
  Asquith Resources, Inc.-/- ................................   CAN            35,900         47,195         0.3
  Yamana Resources, Inc.-/- .................................   CAN            13,700         42,525         0.3
  Dayton Mining Corp.-/- ....................................   US                800          5,350          --
                                                                                        ------------
                                                                                           2,852,868
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F37

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Gas Production & Distribution (11.6%)
  Comstock Resources, Inc.-/- ...............................   US             42,400   $    551,200         3.4
  Enterprise Oil PLC ........................................   UK             39,800        439,572         2.7
  Chesapeake Energy Corp.-/- ................................   US              6,800        378,250         2.3
  Rutherford-Moran Oil Corp.-/- .............................   US             13,000        364,000         2.2
  Canadian 88 Energy Corp.-/- ...............................   CAN            37,300        163,453         1.0
                                                                                        ------------
                                                                                           1,896,475
                                                                                        ------------
Miscellaneous (3.6%)
  Orogen Minerals Ltd.: .....................................   AUSL               --             --         3.6
    144A ADR{.} -/- {\/} ....................................   --             15,600        356,928          --
    Common-/- ...............................................   --            100,000        232,780          --
                                                                                        ------------
                                                                                             589,708
                                                                                        ------------
Metals - Non-Ferrous (0.6%)
  International Curator Resources Ltd.-/- ...................   CAN            12,000        105,171         0.6
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $12,132,208) .................                             13,952,809        85.6
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Yamana Resources, Inc. Warrants, expire 12/31/98 (cost
   $5,491)-/- ...............................................   CAN             6,850          6,751          --
                                                                                        ------------       -----
    GOLD

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $2,080,000 U.S. Treasury Bonds, 8.125%
   due 8/15/19 (market value of collateral is $2,495,158,
   including accrued interest). (cost $2,441,424) ...........                              2,441,424        15.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $14,579,123)  * .....................                             16,400,984       100.6
Other Assets and Liabilities ................................                                (93,031)       (0.6)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 16,307,953       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {/\}  Security is denominated in CAD.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $14,625,429 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   1,863,587
                 Unrealized depreciation:               (88,032)
                                                  -------------
                 Net unrealized appreciation:     $   1,775,555
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F38

                   GT GLOBAL VARIABLE NATURAL RESOURCES FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    5.4                   5.4
Brazil (BRZL/BRL) ....................    2.1                   2.1
Canada (CAN/CAD) .....................   19.5                  19.5
Italy (ITLY/ITL) .....................    4.8                   4.8
South Africa (SAFR/ZAR) ..............    0.5                   0.5
United Kingdom (UK/GBP) ..............    2.7                   2.7
United States & Other (US/USD) .......   50.6       14.4       65.0
                                        ------     -----      -----
Total  ...............................   85.6       14.4      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $16,307,953.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                        GT GLOBAL VARIABLE AMERICA FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (24.1%)
  Rowan Cos., Inc.-/- .......................................   US             48,800   $  1,104,100         2.7
    ENERGY EQUIPMENT & SERVICES
  Cooper Cameron Corp.-/- ...................................   US             14,300      1,093,950         2.6
    ENERGY EQUIPMENT & SERVICES
  ENSCO International, Inc.-/- ..............................   US             19,700        955,450         2.3
    ENERGY EQUIPMENT & SERVICES
  Seacor Holdings, Inc.-/- ..................................   US             14,900        938,700         2.3
    ENERGY EQUIPMENT & SERVICES
  Global Marine, Inc.-/- ....................................   US             43,800        903,375         2.2
    ENERGY EQUIPMENT & SERVICES
  Western Atlas, Inc.-/- ....................................   US             12,600        893,025         2.1
    ENERGY EQUIPMENT & SERVICES
  Marine Drilling Co., Inc.-/- ..............................   US             43,100        848,531         2.0
    ENERGY EQUIPMENT & SERVICES
  Ente Nazionale Idrocarburi (ENI) S.p.A. - ADR{\/} .........   ITLY           16,300        841,488         2.0
    OIL
  Benton Oil & Gas Co.-/- ...................................   US             31,300        708,163         1.7
    OIL
  Triton Energy Ltd.-/- .....................................   US             12,800        620,800         1.5
    OIL
  Reading & Bates Corp.-/- ..................................   US             17,400        461,100         1.1
    ENERGY EQUIPMENT & SERVICES
  Chesapeake Energy Corp.-/- ................................   US              6,000        333,750         0.8
    GAS PRODUCTION & DISTRIBUTION
  Atwood Oceanics, Inc.-/- ..................................   US              5,100        323,850         0.8
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          10,026,282
                                                                                        ------------
Technology (19.5%)
  Microsoft Corp.-/- ........................................   US             18,200      1,503,775         3.6
    SOFTWARE
  Intel Corporation .........................................   US             10,600      1,387,938         3.3
    SEMICONDUCTORS
  3Com Corp.-/- .............................................   US             14,200      1,041,925         2.5
    NETWORKING
  American Power Conversion Corp.-/- ........................   US             29,700        809,320         1.9
    NETWORKING
  Dynatech Corp.-/- .........................................   US             15,100        668,175         1.6
    INSTRUMENTATION & TEST
  DSP Communications, Inc.-/- ...............................   US             34,000        658,750         1.6
    TELECOM TECHNOLOGY
  Cisco Systems, Inc.-/- ....................................   US              9,700        617,163         1.5
    NETWORKING
  Comverse Technology, Inc.-/- ..............................   US             16,300        616,344         1.5
    COMPUTERS & PERIPHERALS
  Computer Products, Inc.-/- ................................   US             22,000        429,000         1.0
    COMPUTERS & PERIPHERALS
  Cognos, Inc.-/- {\/} ......................................   CAN            14,700        413,438         1.0
    SOFTWARE
                                                                                        ------------
                                                                                           8,145,828
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F40

                        GT GLOBAL VARIABLE AMERICA FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (18.2%)
  TJX Cos., Inc. ............................................   US             24,700   $  1,170,163         2.8
    RETAILERS-APPAREL
  Loewen Group, Inc.{\/} ....................................   CAN            27,000      1,056,375         2.5
    CONSUMER SERVICES
  Ross Stores, Inc. .........................................   US             20,600      1,030,000         2.5
    RETAILERS-APPAREL
  Safeway, Inc.-/- ..........................................   US             21,500        919,125         2.2
    RETAILERS-FOOD
  Paychex, Inc. .............................................   US             14,500        745,844         1.8
    CONSUMER SERVICES
  Tiffany & Co. .............................................   US             20,100        736,163         1.8
    RETAILERS-OTHER
  Outdoor Systems, Inc.-/- ..................................   US             17,850        502,031         1.2
    BUSINESS & PUBLIC SERVICES
  USAir Group, Inc.-/- ......................................   US             20,100        469,838         1.1
    TRANSPORTATION - AIRLINES
  HFS, Inc.-/- ..............................................   US              6,700        400,325         1.0
    LEISURE & TOURISM
  Universal Outdoor Holdings, Inc.-/- .......................   US             14,000        329,000         0.8
    BUSINESS & PUBLIC SERVICES
  Footstar, Inc.-/- .........................................   US              5,800        144,275         0.3
    RETAILERS-APPAREL
  Claire's Stores, Inc. .....................................   US              5,300         68,900         0.2
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                           7,572,039
                                                                                        ------------
Consumer Non-Durables (13.3%)
  Philip Morris Cos., Inc. ..................................   US             14,200      1,599,275         3.8
    FOOD
  Nike, Inc. "B" ............................................   US             22,200      1,326,450         3.2
    TEXTILES & APPAREL
  Liz Claiborne, Inc. .......................................   US             16,000        618,000         1.5
    TEXTILES & APPAREL
  Foodmaker, Inc.-/- ........................................   US             61,000        541,375         1.3
    FOOD
  Nautica Enterprises, Inc.-/- ..............................   US             18,700        472,175         1.1
    TEXTILES & APPAREL
  Richfood Holdings, Inc. ...................................   US             15,900        385,575         0.9
    FOOD
  Rexall Sundown, Inc.-/- ...................................   US             14,000        380,625         0.9
    PERSONAL CARE/COSMETICS
  Tommy Hilfiger Corp.-/- ...................................   US              5,100        244,800         0.6
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           5,568,275
                                                                                        ------------
Finance (9.0%)
  BankAmerica Corp. .........................................   US             16,100      1,605,975         3.8
    BANKS-SUPER REGIONAL
  Union Planters Corp. ......................................   US             23,180        904,020         2.2
    BANKS-REGIONAL

    The accompanying notes are an integral part of the financial statements.

                                      F41

                        GT GLOBAL VARIABLE AMERICA FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Citicorp ..................................................   US              7,700   $    793,100         1.9
    BANKS-MONEY CENTER
  Mark Twain Bancshares, Inc. ...............................   US              9,100        443,625         1.1
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,746,720
                                                                                        ------------
Materials/Basic Industry (4.7%)
  Cytec Industries, Inc.-/- .................................   US             23,300        946,563         2.3
    CHEMICALS
  Barrick Gold Corp. ........................................   CAN            21,600        619,194         1.5
    GOLD
  Oregon Metallurgical Corp.-/- .............................   US             11,400        367,650         0.9
    METALS - NON-FERROUS
                                                                                        ------------
                                                                                           1,933,407
                                                                                        ------------
Capital Goods (3.0%)
  Davox Corp.-/- ............................................   US             20,300        837,375         2.0
    TELECOM EQUIPMENT
  Pairgain Technologies, Inc.-/- ............................   US             13,800        420,038         1.0
    TELECOM EQUIPMENT
                                                                                        ------------
                                                                                           1,257,413
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $32,982,916) .................                             38,249,964        91.8
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $3,375,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $3,446,273,
   including accrued interest). (cost $3,375,586) ...........                              3,375,586         8.1
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $36,358,502)  * .....................                             41,625,550        99.9
Other Assets and Liabilities ................................                                 21,059         0.1
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 41,646,609       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $36,538,768 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   5,627,767
                 Unrealized depreciation:              (540,985)
                                                  -------------
                 Net unrealized appreciation:     $   5,086,782
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F42

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (44.2%)
  Henderson Land Development Co., Ltd. ......................   HK            175,000   $  1,764,934         5.4
    REAL ESTATE
  HSBC Holdings PLC .........................................   HK             80,000      1,711,921         5.2
    BANKS-MONEY CENTER
  New World Development Co., Ltd. ...........................   HK            246,000      1,661,947         5.1
    REAL ESTATE
  Cheung Kong (Holdings) Ltd. ...............................   HK            160,000      1,422,291         4.4
    REAL ESTATE
  Metropolitan Bank & Trust Co. .............................   PHIL           50,000      1,237,624         3.8
    BANKS-REGIONAL
  Wheelock & Co., Ltd. ......................................   HK            300,000        855,314         2.6
    REAL ESTATE
  Malaysian Resources Corp., Bhd. ...........................   MAL           192,000        756,594         2.3
    REAL ESTATE
  Straits Steamship Land Ltd. ...............................   SING          220,000        704,604         2.2
    REAL ESTATE
  Rashid Hussain Bhd. .......................................   MAL           100,000        661,386         2.0
    SECURITIES BROKER
  PT Lippo Life Insurance - Foreign .........................   INDO          600,000        552,732         1.7
    INSURANCE-LIFE
  Ayala Land, Inc. "B" ......................................   PHIL          468,750        535,510         1.6
    REAL ESTATE
  United Overseas Bank Ltd. - Foreign .......................   SING           46,000        513,011         1.6
    BANKS-MONEY CENTER
  Wharf (Holdings) Ltd. .....................................   HK            100,000        499,095         1.5
    REAL ESTATE
  Megaworld Properties & Holdings, Inc.-/- ..................   PHIL          866,000        346,268         1.1
    REAL ESTATE
  Singapore Land Ltd. .......................................   SING           50,000        277,023         0.8
    REAL ESTATE
  Gadek Capital Bhd.-/- .....................................   MAL           100,000        263,366         0.8
    OTHER FINANCIAL
  DCB Holdings Bhd. .........................................   MAL            75,000        256,931         0.8
    BANKS-REGIONAL
  Bank of East Asia Ltd. ....................................   HK             45,793        203,682         0.6
    BANKS-MONEY CENTER
  Hang Seng Bank ............................................   HK             16,030        194,831         0.6
    BANKS-MONEY CENTER
  Empire East Land Holdings, Inc.-/- ........................   PHIL          100,000         45,697         0.1
    REAL ESTATE
                                                                                        ------------
                                                                                          14,464,761
                                                                                        ------------
Consumer Durables (12.5%)
  Gadek (Malaysia) Bhd. .....................................   MAL           300,000      2,281,189         7.0
    AUTOMOBILES
  Edaran Otomobil Nasional Bhd. .............................   MAL           178,000      1,780,000         5.4
    AUTOMOBILES

    The accompanying notes are an integral part of the financial statements.

                                      F43

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Samsung Electronics Co.: ..................................   KOR                --             --         0.1
    CONSUMER ELECTRONICS
    GDR 1/2 Non-voting-/- {\/} ..............................   --              2,527   $     30,324          --
    144A GDR{.} -/- {\/} ....................................   --                258         10,385          --
    Bonus - GDR 1/2 Voting-/- {\/} ..........................   --                 77          1,964          --
                                                                                        ------------
                                                                                           4,103,862
                                                                                        ------------
Multi-Industry/Miscellaneous (9.6%)
  Hutchison Whampoa .........................................   HK            225,000      1,767,358         5.4
    MULTI-INDUSTRY
  Citic Pacific Ltd. ........................................   HK            200,000      1,161,107         3.6
    CONGLOMERATE
  Korea Fund, Inc.{\/} ......................................   KOR            13,107        196,605         0.6
    COUNTRY FUNDS
                                                                                        ------------
                                                                                           3,125,070
                                                                                        ------------
Services (9.4%)
  Guangnan Holdings .........................................   HK          2,530,000      2,175,394         6.7
    WHOLESALE & INTERNATIONAL TRADE
  Waterfront Philippines, Inc.-/- ...........................   PHIL        2,998,000        570,830         1.7
    LEISURE & TOURISM
  News Corp., Ltd. ..........................................   AUSL           40,358        212,900         0.6
    BROADCASTING & PUBLISHING
  Philippine Long Distance Telephone Co. - ADR{\/} ..........   PHIL            1,500         76,500         0.2
    TELEPHONE - LONG DISTANCE
  International Engineering PLC - Foreign ...................   THAI           24,000         55,224         0.2
    WIRELESS COMMUNICATIONS
                                                                                        ------------
                                                                                           3,090,848
                                                                                        ------------
Capital Goods (7.6%)
  United Engineers Ltd.: ....................................   MAL                --             --         4.3
    CONSTRUCTION
    Common ..................................................   --            150,300      1,357,164          --
    Convertible Unsecured Loan Stock, 4% expires 5/22/99 ....   --             21,000         17,050          --
  PWE Industries Bhd. .......................................   MAL            42,000        815,050         2.5
    ELECTRICAL PLANT/EQUIPMENT
  E.R.G. Ltd. ...............................................   AUSL          200,264        254,566         0.8
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                           2,443,830
                                                                                        ------------
Materials/Basic Industry (4.9%)
  PT Semen Gresik - Foreign .................................   INDO          214,000        688,861         2.1
    CEMENT
  Western Mining Corporation Holdings Ltd. ..................   AUSL           72,000        453,611         1.4
    METALS - NON-FERROUS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL           21,164        301,310         0.9
    MISC. MATERIALS & COMMODITIES

    The accompanying notes are an integral part of the financial statements.

                                      F44

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  Siam Cement Co., Ltd. - Foreign ...........................   THAI            5,000   $    157,560         0.5
    CEMENT
                                                                                        ------------
                                                                                           1,601,342
                                                                                        ------------
Energy (3.6%)
  Oil Search Ltd. ...........................................   AUSL          420,000        817,510         2.5
    OIL
  Belle Corp.-/- ............................................   PHIL        1,300,000        361,386         1.1
    OIL
                                                                                        ------------
                                                                                           1,178,896
                                                                                        ------------
Consumer Non-Durables (3.2%)
  First Sign International Holdings Ltd. ....................   HK          1,900,000        608,029         1.9
    TEXTILES & APPAREL
  Chaifa Holdings Ltd. ......................................   HK          1,614,000        422,595         1.3
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,030,624
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $23,530,845) .................                             31,039,233        95.0
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Gadek (Malaysia) Bhd. Warrants, expire 12/19/00-/- ........   MAL           150,000        570,297         1.7
    MISC. MATERIALS & COMMODITIES
  Waterfront Philippines, Inc. Warrants, expire 5/3/99-/- ...   PHIL        2,000,000        182,788         0.6
    LEISURE & TOURISM
  Petronas Gas Bhd. Warrants, expire 8/17/00-/- .............   MAL            35,000         71,386         0.2
    GAS PRODUCTION & DISTRIBUTION
  Straits Steamship Land Ltd. Warrants, expire
   12/12/00-/- ..............................................   SING           55,000         59,372         0.2
    CONGLOMERATE
  Development & Commercial Bank Warrants, expire
   12/28/99-/- ..............................................   MAL            37,500         56,436         0.2
    BANKS-MONEY CENTER
                                                                                        ------------       -----

TOTAL WARRANTS (cost $317,124) ..............................                                940,279         2.9
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F45

                      GT GLOBAL VARIABLE NEW PACIFIC FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1996, with State Street Bank & Trust
   Co., due January 2, 1997, for an effective yield of 6.25%, collateralized by $2,080,000 U.S. Treasury Notes, 6.125%
   due 3/31/98 (market value of collateral is $2,123,925,
   including accrued interest). (cost $2,081,361) ...........                           $  2,081,361         6.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $25,929,330)  * .....................                             34,060,873       104.3
Other Assets and Liabilities ................................                             (1,390,673)       (4.3)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 32,670,200       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $26,082,315 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   8,590,778
                 Unrealized depreciation:              (612,220)
                                                  -------------
                 Net unrealized appreciation:     $   7,978,558
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Australia (AUSL/AUD) .................    6.2                                   6.2
Hong Kong (HK/HKD) ...................   44.3                                  44.3
Indonesia (INDO/IDR) .................    3.8                                   3.8
Korea (KOR/KRW) ......................    0.7                                   0.7
Malaysia (MAL/MYR) ...................   25.1         2.1                      27.2
Philippines (PHIL/PHP) ...............    9.6         0.6                      10.2
Singapore (SING/SGD) .................    4.6         0.2                       4.8
Thailand (THAI/THB) ..................    0.7                                   0.7
United States & Other (US/USD) .......                               2.1        2.1
                                        ------        ---            ---      -----
Total  ...............................   95.0         2.9            2.1      100.0
                                        ------        ---            ---      -----
                                        ------        ---            ---      -----

--------------

{d}  Percentages indicated are based on net assets of $32,670,200.

    The accompanying notes are an integral part of the financial statements.

                                      F46

                         GT GLOBAL VARIABLE EUROPE FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (34.7%)
  Reed International PLC ....................................   UK             65,500   $  1,239,340         5.1
    BUSINESS & PUBLIC SERVICES
  Koninklijke Ahold N.V.-/- .................................   NETH           13,130        821,576         3.4
    RETAILERS-FOOD
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT           10,907        696,641         2.8
    TELECOM - OTHER
  M6 - Metropole Television .................................   FR              7,800        650,502         2.7
    BROADCASTING & PUBLISHING
  Stet Societa' Finanziaria Telefonica S.p.A.-/- ............   ITLY          123,900        563,725         2.3
    TELEPHONE NETWORKS
  Adecco S.A. ...............................................   SWTZ            2,129        539,648         2.2
    CONSUMER SERVICES
  Sol Melia S.A.-/- .........................................   SPN            14,000        501,695         2.0
    LEISURE & TOURISM
  Galeries Lafayette-/- .....................................   FR              1,319        470,053         1.9
    RETAILERS-OTHER
  EMAP PLC ..................................................   UK             36,200        456,529         1.9
    BROADCASTING & PUBLISHING
  Comptoirs Modernes ........................................   FR                838        452,973         1.8
    RETAILERS-FOOD
  Apcoa Parking AG ..........................................   GER             4,160        446,294         1.8
    CONSUMER SERVICES
  Reuters Holdings PLC ......................................   UK             33,000        424,649         1.7
    BROADCASTING & PUBLISHING
  Assystem ..................................................   FR              5,477        418,705         1.7
    BUSINESS & PUBLIC SERVICES
  Sodexho S.A. ..............................................   FR                585        326,380         1.3
    RESTAURANTS
  Falck AS ..................................................   DEN               900        269,045         1.1
    CONSUMER SERVICES
  Kuoni Reisen Holdings "B" - Registered ....................   SWTZ               90        218,610         0.9
    LEISURE & TOURISM
  Kobenhavns Lufthavne AS ...................................   DEN               165         16,815         0.1
    TRANSPORTATION - AIRLINES
                                                                                        ------------
                                                                                           8,513,180
                                                                                        ------------
Health Care (11.0%)
  Astra AB "A" Free .........................................   SWDN           19,800        979,450         4.0
    PHARMACEUTICALS
  Schering AG ...............................................   GER             5,760        486,492         2.0
    PHARMACEUTICALS
  Nearmedic Ltd.-/- .........................................   ASTRI           2,952        422,727         1.7
    PHARMACEUTICALS
  Tamro OY AB ...............................................   FIN            56,400        375,387         1.5
    PHARMACEUTICALS
  Biotest AG ................................................   GER             7,900        277,373         1.1
    BIOTECHNOLOGY
  M.L. Laboratories PLC-/- ..................................   UK             52,200        182,342         0.7
    PHARMACEUTICALS
                                                                                        ------------
                                                                                           2,723,771
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F47

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (10.4%)
  SGL Carbon AG .............................................   GER             6,200   $    782,055         3.2
    METALS - NON-FERROUS
  Bayer AG ..................................................   GER            13,800        563,485         2.3
    CHEMICALS
  Castorama Dubois Investisse ...............................   FR              3,100        534,421         2.2
    BUILDING MATERIALS & COMPONENTS
  Degussa AG ................................................   GER               780        353,231         1.4
    MISC. MATERIALS & COMMODITIES
  Saes Getters - di Risp ....................................   ITLY           23,680        289,474         1.2
    CHEMICALS
  Nokian Renkaat Oy .........................................   FIN               800         17,227         0.1
    MISC. MATERIALS & COMMODITIES
                                                                                        ------------
                                                                                           2,539,893
                                                                                        ------------
Finance (9.1%)
  3I Group PLC ..............................................   UK             63,000        525,360         2.1
    OTHER FINANCIAL
  Unidanmark AS "A" .........................................   DEN             9,100        471,423         1.9
    BANKS-REGIONAL
  Jyske Bank ................................................   DEN             6,060        455,980         1.9
    BANKS-REGIONAL
  M & G Group PLC ...........................................   UK             17,000        321,661         1.3
    INVESTMENT MANAGEMENT
  Lloyds TSB Group PLC ......................................   UK             40,560        298,991         1.2
    BANKS-REGIONAL
  Invesco PLC ...............................................   UK             32,700        145,022         0.6
    INVESTMENT MANAGEMENT
  Invesco Funding LLC - F/P-/- ..............................   UK              6,540         29,004         0.1
    OTHER FINANCIAL
                                                                                        ------------
                                                                                           2,247,441
                                                                                        ------------
Capital Goods (9.1%)
  Cardo "AB" ................................................   SWDN           30,960        858,914         3.5
    MACHINERY & ENGINEERING
  Premier Farnell PLC .......................................   UK             58,126        747,476         3.1
    INDUSTRIAL COMPONENTS
  Altran Technologies S.A. ..................................   FR              1,083        348,525         1.4
    MACHINERY & ENGINEERING
  Pricer AB-/- ..............................................   SWDN           11,057        272,668         1.1
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,227,583
                                                                                        ------------
Technology (7.8%)
  TT Tieto Oy "B" ...........................................   FIN             9,700        803,850         3.3
    SOFTWARE
  Dassault Systemes S.A.-/- .................................   FR             12,470        576,075         2.4
    COMPUTERS & PERIPHERALS

    The accompanying notes are an integral part of the financial statements.

                                      F48

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (Continued)
  Group Axime-/- ............................................   FR              4,440   $    514,286         2.1
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,894,211
                                                                                        ------------
Consumer Non-Durables (7.7%)
  Gucci Group - NY Registered Shares{\/} ....................   ITLY           10,800        689,850         2.8
    TEXTILES & APPAREL
  Polygram ..................................................   NETH            8,800        448,667         1.8
    RECREATION
  Vendex International N.V. .................................   NETH            8,569        366,888         1.5
    OTHER CONSUMER GOODS
  De Rigo S.p.A. - ADR-/- {\/} ..............................   ITLY           18,000        164,250         0.7
    TEXTILES & APPAREL
  Eurobike AG-/- ............................................   GER             3,680        112,458         0.5
    TEXTILES & APPAREL
  Industrie Natuzzi S.p.A. - ADR{\/} ........................   ITLY            2,900         66,700         0.3
    HOUSEHOLD PRODUCTS
  Luxottica Group S.p.A. - ADR{\/} ..........................   ITLY              400         20,800         0.1
    OTHER CONSUMER GOODS
                                                                                        ------------
                                                                                           1,869,613
                                                                                        ------------
Multi-Industry/Miscellaneous (4.0%)
  Oerlikon - Buehrle Holding AG-/- ..........................   SWTZ            5,150        508,072         2.1
    MULTI-INDUSTRY
  Gehe AG ...................................................   GER             7,300        467,523         1.9
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                             975,595
                                                                                        ------------
Consumer Durables (3.9%)
  Valeo S.A. ................................................   FR              9,600        593,050         2.4
    AUTO PARTS
  Beers N.V. ................................................   NETH           10,500        374,131         1.5
    AUTOMOBILES
                                                                                        ------------
                                                                                             967,181
                                                                                        ------------
Energy (3.1%)
  Ente Nazionale Idrocarburi (ENI) S.p.A. ...................   ITLY          149,200        768,454         3.1
    OIL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $20,558,111) .................                             24,726,922       100.8
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F49

                         GT GLOBAL VARIABLE EUROPE FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Sandoz AG Warrants, expire 9/26/97 (cost $209,964)-/- .....   SWTZ            6,850   $    175,346         0.7
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $20,768,075)  * .....................                             24,902,268       101.5
Other Assets and Liabilities ................................                               (365,219)       (1.5)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,537,049       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $20,860,702 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   4,431,340
                 Unrealized depreciation:              (389,774)
                                                  -------------
                 Net unrealized appreciation:     $   4,041,566
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS        OTHER      TOTAL
--------------------------------------  ------   -------------   ----------   -----
Austria (ASTRI/ATS) ..................    1.7                                   1.7
Denmark (DEN/DKK) ....................    5.0                                   5.0
Finland (FIN/FIM) ....................    4.9                                   4.9
France (FR/FRF) ......................   19.9                                  19.9
Germany (GER/DEM) ....................   14.2                                  14.2
Italy (ITLY/ITL) .....................   10.5                                  10.5
Netherlands (NETH/NLG) ...............    8.2                                   8.2
Portugal (PORT/PTE) ..................    2.8                                   2.8
Spain (SPN/ESP) ......................    2.0                                   2.0
Sweden (SWDN/SEK) ....................    8.6                                   8.6
Switzerland (SWTZ/CHF) ...............    5.2         0.7                       5.9
United Kingdom (UK/GBP) ..............   17.8                                  17.8
United States & Other (US/USD) .......                              (1.5)      (1.5)
                                        ------      -----          -----      -----
Total  ...............................  100.8         0.7           (1.5)     100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $24,537,049.

    The accompanying notes are an integral part of the financial statements.

                                      F50

                          GT GLOBAL MONEY MARKET FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                               MATURITY    PRINCIPAL      VALUE        % OF NET
SHORT-TERM INVESTMENTS                                               YIELD       DATE       AMOUNT       (NOTE 1)       ASSETS
-----------------------------------------------------------------  ---------   ---------  -----------  ------------  -------------
Commercial Paper - Discounted (37.2%)
  Merrill Lynch & Co., Inc ......................................    6.60%     02-Jan-97      750,000  $    749,864        3.8
  Coca Cola Co. .................................................    5.31%     10-Jan-97      700,000       699,076        3.6
  Schering Corp. ................................................    5.35%     08-Apr-97      700,000       690,079        3.5
  Transamerica Finance Corp. ....................................    5.42%     27-Jun-97      700,000       681,897        3.5
  General Electric Capital Corp. ................................    5.37%     09-Jan-97      600,000       599,293        3.0
  Toronto - Dominion Holdings USA, Inc. .........................    5.31%     13-Jan-97      600,000       598,948        3.0
  AIG Funding, Inc. .............................................    5.30%     15-Jan-97      600,000       598,770        3.0
  Motorola, Inc. ................................................    5.31%     17-Jan-97      600,000       598,605        3.0
  Metlife Funding, Inc. .........................................    5.35%     17-Jan-97      600,000       598,587        3.0
  Ford Motor Credit Corp. .......................................    5.55%     17-Jan-97      600,000       598,547        3.0
  E.I. DuPont de Nemours & Co. ..................................    5.33%     30-Jan-97      600,000       597,448        3.0
  Bear Stearns Cos., Inc. .......................................    5.46%     18-Feb-97      350,000       347,503        1.8
                                                                                                       ------------      -----
Total Commercial Paper - Discounted (amortized cost
 $7,358,617) ....................................................                                         7,358,617       37.2
                                                                                                       ------------      -----
Treasury Bills (12.6%)
  United States Treasury Bills ..................................    5.04%     16-Jan-97    2,500,000     2,494,812       12.6
                                                                                                       ------------      -----
Total Treasury Bills (amortized cost $2,494,812) ................                                         2,494,812       12.6
                                                                                                       ------------      -----
Government & Government Agency Obligations (12.5%)
  Federal Home Loan Mortgage Corp. ..............................    5.29%     10-Mar-97      700,000       693,098        3.5
  Federal Home Loan Bank ........................................    5.24%     24-Mar-97      700,000       691,773        3.5
  International Bank of Reconstruction and Development (World
   Bank) ........................................................    5.62%     18-Feb-97      600,000       595,640        3.0
  Federal National Mortgage Association .........................    5.47%     13-Feb-97      500,000       499,955        2.5
                                                                                                       ------------      -----
Total Government & Government Agency Obligations (amortized cost
 $2,480,466) ....................................................                                         2,480,466       12.5
                                                                                                       ------------      -----
Medium-Term Notes (4.3%)
  Morgan Stanley Group, Inc.+ ...................................    5.62%     26-Aug-97      600,000       600,000        3.0
  Bear Stearns Cos., Inc.+ ......................................    5.89%     14-Nov-97      250,000       250,000        1.3
                                                                                                       ------------      -----
Total Medium-Term Notes (amortized cost $850,000) ...............                                           850,000        4.3
                                                                                                       ------------      -----
TOTAL SHORT-TERM INVESTMENTS (cost $13,183,895) .................                                        13,183,895       66.6
                                                                                                       ------------      -----


                                                                                                          VALUE        % OF NET
REPURCHASE AGREEMENT                                                                                     (NOTE 1)       ASSETS
-----------------------------------------------------------------                                      ------------  -------------
  Dated December 31, 1996, with State Street Bank & Trust Co., due January 2, 1997, for an effective yield of 6.25%,
   collateralized by $3,715,000 U.S. Treasury Notes, 6.125% due
   3/31/98 (market value of collateral is $3,793,454, including accrued interest).
   (cost $3,717,645)  ...........................................                                         3,717,645       18.8
                                                                                                       ------------      -----
TOTAL SHORT-TERM INVESTMENTS (cost $16,901,540)  * ..............                                        16,901,540       85.4
Other Assets and Liabilities ....................................                                         2,892,520       14.6
                                                                                                       ------------      -----
NET ASSETS ......................................................                                      $ 19,794,060      100.0
                                                                                                       ------------      -----
                                                                                                       ------------      -----

--------------

          + The coupon rate shown on floating rate note represents the rate at period end.
          *  For Federal income tax purposes, cost is $16,901,540

    The accompanying notes are an integral part of the financial statements.

                                      F51

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (26.3%)
  DDI Corp. .................................................   JPN                14   $     92,640         1.9
    WIRELESS COMMUNICATIONS
  Amway Japan Ltd. ..........................................   JPN             2,600         83,552         1.7
    RETAILERS-OTHER
  Aoyama Trading Co., Ltd. ..................................   JPN             3,000         79,820         1.7
    RETAILERS-APPAREL
  Koninklijke Ahold N.V.-/- .................................   NETH            1,200         75,087         1.6
    RETAILERS-FOOD
  Elsevier N.V. .............................................   NETH            4,100         69,363         1.5
    BROADCASTING & PUBLISHING
  Carrefour Supermarche .....................................   FR                105         68,432         1.4
    RETAILERS-FOOD
  Vodafone Group PLC ........................................   UK             15,127         63,979         1.3
    WIRELESS COMMUNICATIONS
  Addeco - Bearer-/- ........................................   SWTZ              230         57,758         1.2
    CONSUMER SERVICES
  Fielmann AG Preferred .....................................   GER             1,800         56,177         1.2
    RETAILERS-OTHER
  Portugal Telecom S.A. - Registered-/- .....................   PORT            1,930         55,036         1.2
    TELEPHONE NETWORKS
  Compass Group PLC .........................................   UK              5,000         53,082         1.1
    RESTAURANTS
  Sol Melia S.A.-/- .........................................   SPN             1,460         52,320         1.1
    LEISURE & TOURISM
  Stet Societa' Finanziaria Telefonica S.p.A.-/- ............   ITLY           11,000         50,048         1.0
    TELEPHONE NETWORKS
  Telecom Corporation of New Zealand Ltd. - ADR{\/} .........   NZ                600         48,600         1.0
    TELEPHONE NETWORKS
  Burton Group PLC ..........................................   UK             17,350         46,346         1.0
    RETAILERS-APPAREL
  Rentokil Group PLC ........................................   UK              6,000         45,308         0.9
    CONSUMER SERVICES
  Cordiant PLC-/- ...........................................   UK             25,000         44,735         0.9
    BROADCASTING & PUBLISHING
  Hotel Properties Ltd. .....................................   SING           26,000         42,007         0.9
    LEISURE & TOURISM
  International CableTel, Inc.-/-{\/} .......................   UK              1,500         37,875         0.8
    CABLE TELEVISION
  Telecom Italia Mobile S.p.A. - Di Risp ....................   ITLY           20,000         29,056         0.6
    TELEPHONE NETWORKS
  PMP Communications Ltd. ...................................   AUSL           10,000         27,012         0.6
    BROADCASTING & PUBLISHING
  Fast Retailing Co., Ltd. ..................................   JPN             1,040         26,683         0.6
    RETAILERS-APPAREL
  Woolworths Ltd. ...........................................   AUSL           10,500         25,276         0.5
    RETAILERS-OTHER
  Nissen Co. ................................................   JPN             2,800         19,592         0.4
    RETAILERS-OTHER
  Telecel - Comunicacaoes Pessoais, S.A.-/- .................   PORT              170         10,858         0.2
    TELECOM - OTHER

    The accompanying notes are an integral part of the financial statements.

                                      F52

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Dixons Group PLC ..........................................   UK                146   $      1,358          --
    RETAILERS-OTHER
                                                                                        ------------
                                                                                           1,262,000
                                                                                        ------------
Capital Goods (17.0%)
  General Electric PLC-/- ...................................   UK             37,670        247,048         5.2
    AEROSPACE/DEFENSE
  Siebe PLC .................................................   UK              7,063        131,101         2.7
    INDUSTRIAL COMPONENTS
  Telefonaktiebolaget LM Ericsson "B" .......................   SWDN            2,640         81,766         1.7
    TELECOM EQUIPMENT
  Murata Manufacturing Co., Ltd. ............................   JPN             2,000         66,517         1.4
    ELECTRICAL PLANT/EQUIPMENT
  Canon, Inc. ...............................................   JPN             3,000         66,344         1.4
    OFFICE EQUIPMENT
  Premier Farnell PLC .......................................   UK              4,500         57,868         1.2
    INDUSTRIAL COMPONENTS
  Smiths Industries PLC .....................................   UK              4,100         56,305         1.2
    AEROSPACE/DEFENSE
  NBM-Amstelland N.V. .......................................   NETH            2,376         48,456         1.0
    CONSTRUCTION
  British Aerospace PLC .....................................   UK              1,700         37,260         0.8
    AEROSPACE/DEFENSE
  Cheung Kong Infrastructure Holdings-/- ....................   HK              6,000         15,904         0.3
    CONSTRUCTION
  Kurita Water Industries ...................................   JPN               200          4,043         0.1
    ELECTRICAL PLANT/EQUIPMENT
                                                                                        ------------
                                                                                             812,612
                                                                                        ------------
Finance (13.9%)
  Nichiei Co., Ltd. .........................................   JPN             1,000         73,860         1.5
    INVESTMENT MANAGEMENT
  Axa Group .................................................   FR              1,142         72,753         1.5
    INSURANCE - MULTI-LINE
  Peregrine Investment Holdings Ltd. ........................   HK             40,000         68,529         1.4
    INVESTMENT MANAGEMENT
  Invesco PLC ...............................................   UK             10,500         46,567         1.0
    INVESTMENT MANAGEMENT
  LLoyds TSB Group PLC ......................................   UK              6,300         46,441         1.0
    BANKS-REGIONAL
  Norbanken AB-/- ...........................................   SWDN            1,500         45,467         1.0
    BANKS-REGIONAL
  Amoy Properties Ltd. ......................................   HK             31,000         44,692         0.9
    REAL ESTATE
  Sparbanken Sverige AB "A" .................................   SWDN            2,500         42,935         0.9
    INVESTMENT MANAGEMENT
  Bank of Montreal ..........................................   CAN             1,300         41,396         0.9
    BANKS-REGIONAL
  PT Bank Internasional Indonesia - Foreign .................   INDO           41,386         40,755         0.9
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                      F53

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  Henderson Land Development Co., Ltd. ......................   HK              4,000   $     40,341         0.8
    REAL ESTATE
  Bangkok Bank Co., Ltd. - Foreign ..........................   THAI            4,000         38,688         0.8
    BANKS-MONEY CENTER
  Diamond Lease Co., Ltd. ...................................   JPN             3,000         38,096         0.8
    OTHER FINANCIAL
  Siam City Bank Ltd. - Foreign .............................   THAI           16,500         15,444         0.3
    BANKS-REGIONAL
  Invesco Funding LLC-/- ....................................   UK              2,100          9,313         0.2
    OTHER FINANCIAL
                                                                                        ------------
                                                                                             665,277
                                                                                        ------------
Health Care (12.6%)
  Novartis AG-/- ............................................   SWTZ               95        108,845         2.3
    PHARMACEUTICALS
  Takeda Chemical Industries ................................   JPN             5,000        104,959         2.2
    PHARMACEUTICALS
  Astra AB "B" Free .........................................   SWDN            1,730         83,547         1.7
    PHARMACEUTICALS
  Schering AG ...............................................   GER               880         74,325         1.6
    PHARMACEUTICALS
  Bayer AG ..................................................   GER             1,450         59,207         1.2
    PHARMACEUTICALS
  Sanofi S.A. ...............................................   FR                540         53,792         1.1
    PHARMACEUTICALS
  Zeneca Group PLC ..........................................   UK              1,900         53,600         1.1
    PHARMACEUTICALS
  Siemens AG - New-/- .......................................   GER               900         42,425         0.9
    MEDICAL TECHNOLOGY & SUPPLIES
  M.L. Laboratories PLC-/- ..................................   UK              7,430         25,954         0.5
    PHARMACEUTICALS
                                                                                        ------------
                                                                                             606,654
                                                                                        ------------
Consumer Non-Durables (8.4%)
  Hoya Corp. ................................................   JPN             3,000        117,916         2.5
    OTHER CONSUMER GOODS
  Gucci Group - NY Registered Shares{\/} ....................   ITLY            1,800        114,975         2.4
    TEXTILES & APPAREL
  Parmalat Finanziaria S.p.A. ...............................   ITLY           36,000         55,129         1.2
    FOOD
  Giordano International Ltd. ...............................   HK             54,000         46,082         1.0
    TEXTILES & APPAREL
  PT Hanjaya Mandala Sampoerna ..............................   INDO            7,000         37,357         0.8
    TOBACCO
  EMAIL Ltd. ................................................   AUSL            8,000         25,868         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                             397,327
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F54

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (7.6%)
  Kimberly-Clark de Mexico, S.A. de C.V. "A" ................   MEX             5,000   $     98,831         2.1
    PAPER/PACKAGING
  Zag Industries Ltd.-/-{\/} ................................   ISRL            4,000         66,000         1.4
    MISC. MATERIALS & COMMODITIES
  SGL Carbon AG .............................................   GER               400         50,455         1.1
    METALS - NON-FERROUS
  Broken Hill Proprietary Co., Ltd. .........................   AUSL            2,000         28,474         0.6
    MISC. MATERIALS & COMMODITIES
  QNI Ltd. ..................................................   AUSL           14,000         28,140         0.6
    METALS - NON-FERROUS
  Fletcher Challenge Paper ..................................   NZ             13,000         26,543         0.6
    PAPER/PACKAGING
  Pohang Iron & Steel Co., Ltd.-/- ..........................   KOR               450         26,124         0.5
    METALS - STEEL
  Leighton Holdings Ltd. ....................................   AUSL            6,000         25,741         0.5
    BUILDING MATERIALS & COMPONENTS
  TPI Polene Co., Ltd. - Foreign ............................   THAI            5,250          9,664         0.2
    CHEMICALS
                                                                                        ------------
                                                                                             359,972
                                                                                        ------------
Multi-Industry/Miscellaneous (3.4%)
  Pricer AB-/- ..............................................   SWDN            2,594         63,969         1.3
    MISCELLANEOUS
  Parkway Holdings Ltd. .....................................   SING           13,000         51,115         1.1
    MULTI-INDUSTRY
  Keppel Corp., Ltd. ........................................   SING            3,000         23,377         0.5
    CONGLOMERATE
  Wrightson Ltd. ............................................   NZ             25,000         21,728         0.5
    MULTI-INDUSTRY
                                                                                        ------------
                                                                                             160,189
                                                                                        ------------
Energy (2.8%)
  Petroleo Brasileiro S.A. (Petrobras) - ADR-/- {\/} ........   BRZL            3,000         46,500         1.0
    GAS PRODUCTION & DISTRIBUTION
  Astec (BSR) PLC ...........................................   UK             17,300         46,485         1.0
    ENERGY EQUIPMENT & SERVICES
  China Light & Power Co., Ltd. .............................   HK              8,500         37,807         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                             130,792
                                                                                        ------------
Consumer Durables (2.6%)
  Volkswagen AG .............................................   GER               170         70,741         1.5
    AUTOMOBILES
  Sharp Corp. ...............................................   JPN             3,000         42,761         0.9
    CONSUMER ELECTRONICS

    The accompanying notes are an integral part of the financial statements.

                                      F55

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1996

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Durables (Continued)
  Samsung Electronics Co.: ..................................   KOR                --             --         0.2
    CONSUMER ELECTRONICS
    GDR-/- {\/} .............................................   --                598   $     10,764          --
    1/2 Non-voting GDR-/- {\/} ..............................   --                180          2,160          --
    144A GDR{.} -/- {\/} ....................................   --                 34          1,369          --
    1/2 Voting GDR-/- {\/} ..................................   --                 10            255          --
                                                                                        ------------
                                                                                             128,050
                                                                                        ------------
Technology (2.0%)
  Koei Co., Ltd. ............................................   JPN             2,500         47,944         1.0
    SOFTWARE
  Group Axime-/- ............................................   FR                400         46,332         1.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                              94,276
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $4,312,269) ..................                              4,617,149        96.6
                                                                                        ------------       -----

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Peregrine Investment Holdings Ltd. Warrants, expire 5/15/98
   (cost $0)-/- .............................................   HK              4,000          1,280          --
    INVESTMENT MANAGEMENT
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $4,312,269)  * ......................                              4,618,429        96.6
Other Assets and Liabilities ................................                                163,419         3.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $  4,781,848       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
          * For Federal income tax purposes, cost is $4,324,828 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $     593,220
                 Unrealized depreciation:              (299,619)
                                                  -------------
                 Net unrealized appreciation:     $     293,601
                                                  -------------
                                                  -------------

    Abbreviations:
    ADR--American Depository Receipt
    GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F56

                     GT GLOBAL VARIABLE INTERNATIONAL FUND

                               December 31, 1996

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at December 31, 1996, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS {D}
                                        ------------------------------
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY       OTHER       TOTAL
--------------------------------------  ------   -------------   -----
Australia (AUSL/AUD) .................    3.3                      3.3
Brazil (BRZL/BRL) ....................    1.0                      1.0
Canada (CAN/CAD) .....................    0.9                      0.9
France (FR/FRF) ......................    5.0                      5.0
Germany (GER/DEM) ....................    7.5                      7.5
Hong Kong (HK/HKD) ...................    5.2                      5.2
Indonesia (INDO/IDR) .................    1.7                      1.7
Israel (ISRL/ILS) ....................    1.4                      1.4
Italy (ITLY/ITL) .....................    5.2                      5.2
Japan (JPN/JPY) ......................   18.1                     18.1
Korea (KOR/KRW) ......................    0.7                      0.7
Mexico (MEX/MXN) .....................    2.1                      2.1
Netherlands (NETH/NLG) ...............    4.1                      4.1
New Zealand (NZ/NZD) .................    2.1                      2.1
Portugal (PORT/PTE) ..................    1.4                      1.4
Singapore (SING/SGD) .................    2.5                      2.5
Spain (SPN/ESP) ......................    1.1                      1.1
Sweden (SWDN/SEK) ....................    6.6                      6.6
Switzerland (SWTZ/CHF) ...............    3.5                      3.5
Thailand (THAI/THB) ..................    1.3                      1.3
United Kingdom (UK/GBP) ..............   21.9                     21.9
Other................ ................                3.4          3.4
                                        ------        ---        -----
Total  ...............................   96.6         3.4        100.0
                                        ------        ---        -----
                                        ------        ---        -----

--------------

{d}  Percentages indicated are based on net assets of $4,781,848.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                               DECEMBER 31, 1996

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
French Francs...........................        58,045         5.09700  02/06/97   $       813
French Francs...........................        67,768         5.07000  02/19/97         1,266
Japanese Yen............................        62,198       109.99999  01/07/97         3,257
Japanese Yen............................        88,589       111.74500  02/06/97         2,690
Japanese Yen............................        28,684       110.40002  02/12/97         1,207
Japanese Yen............................       181,668       110.48000  02/12/97         7,507
Swiss Francs............................        33,904         1.31200  03/19/97           395
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $537,991).....................       520,856                                  17,135
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 10.89%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    17,135
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F57

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1996

--------------------------------------------------------------------------------

                                                              GT GLOBAL
                                          -------------------------------------------------
                                                       VARIABLE     VARIABLE
                                           VARIABLE     GLOBAL        U.S.        VARIABLE
                                          STRATEGIC   GOVERNMENT   GOVERNMENT      LATIN
                                            INCOME      INCOME       INCOME       AMERICA
                                             FUND        FUND         FUND          FUND
                                          ----------  ----------  -------------  ----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $27,042,841 $9,594,616    $5,289,663   $21,197,534
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
    At value............................  $29,094,442 $9,800,840    $5,285,366   $21,715,194
  Repurchase agreement, at value and
   cost (Note 1)........................   2,951,512      52,009       27,005            --
  U.S. currency.........................       9,975         254          752       153,753
  Foreign currencies (cost $9,902;
   $6,763; $0; $254,956; $9,189; $114;
   $0; $62,133; $50,152; $0; $11,455;
   $929,692; $0; $331,686,
   respectively)........................      10,015       6,764           --       253,450
  Dividends and dividend withholding tax
   reclaims receivable..................          --          --           --         7,434
  Interest and interest withholding tax
   reclaims receivable..................     643,653     301,107      116,284            --
  Receivable for Fund shares sold.......      29,228         381       55,298       290,344
  Receivable for initial & variation
   margin (Note 1)......................          --       3,600       16,650        25,000
  Receivable for open forward foreign
   currency contracts, net (Note 1).....      46,177      54,373        2,608            --
  Receivable for securities sold........     485,963     220,051           --       826,793
  Unamortized organizational costs (Note
   1)...................................       6,984       6,984        6,984         6,984
  Miscellaneous receivable..............          --          --           --         2,398
  Cash held as collateral for securities
   loaned (Note 1)......................   2,082,839   2,625,278           --       512,900
                                          ----------  ----------  -------------  ----------
    Total assets........................  35,360,788  13,071,641    5,510,947    23,794,250
                                          ----------  ----------  -------------  ----------
Liabilities:
  Payable for loan outstanding (Note
   1)...................................          --          --           --            --
  Distribution payable (Note 1).........          --          --           --            --
  Payable for custodian fees (Note 1)...       3,614         150        1,018           644
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --      13,962           --            --
  Payable for fund accounting fees (Note
   2)...................................         607         204          107           439
  Payable for Fund shares repurchased...   1,237,459         359          350         4,641
  Payable for investment management and
   administration fees (Note 2).........      39,729       2,995           --        40,855
  Payable for printing and postage
   expenses.............................      10,953      13,109       15,061        11,170
  Payable for professional fees.........      15,496      11,753        7,108        13,736
  Payable for registration and filing
   fees.................................          64         964          965           965
  Payable for securities purchased......     249,763          --           --       275,907
  Payable for Trustees' fees and
   expenses (Note 2)....................       1,701       2,404        1,815         1,713
  Payable for variation margin (Note
   1)...................................          --       1,122           --            --
  Other accrued expenses................         642       1,972        1,597         3,627
  Collateral for securities loaned (Note
   1)...................................   2,082,839   2,625,278           --       512,900
                                          ----------  ----------  -------------  ----------
    Total liabilities...................   3,642,867   2,674,272       28,021       866,597
                                          ----------  ----------  -------------  ----------
Net assets..............................  $31,717,921 $10,397,369   $5,482,926   $22,927,653
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
Shares outstanding......................   2,370,983     909,292      480,489     1,549,190
Net asset value per share...............  $    13.38  $    11.43    $   11.41    $    14.80
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
Net assets consist of:
  Paid in capital (Note 4)..............  $31,469,300 $10,919,335   $5,435,790   $25,957,235
  Undistributed/Accumulated net
   investment income (loss).............     461,426     427,910       21,121            --
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................  (2,308,126) (1,209,346)      25,209    (3,538,441)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      43,720      54,383        2,603        (2,051)
  Net unrealized appreciation
   (depreciation) of investments........   2,051,601     205,087       (1,797)      510,910
                                          ----------  ----------  -------------  ----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $31,717,921 $10,397,369   $5,482,926   $22,927,653
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F58

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              STATEMENTS OF ASSETS
                            AND LIABILITIES  (cont'd)
                               December 31, 1996

--------------------------------------------------------------------------------

                                                                               GT GLOBAL
                                          -----------------------------------------------------------------------------------
                                           VARIABLE    VARIABLE    VARIABLE                 VARIABLE                VARIABLE
                                           GROWTH &    TELECOM-    EMERGING    VARIABLE     NATURAL     VARIABLE      NEW
                                            INCOME    MUNICATIONS  MARKETS    INFRASTRUCTURE RESOURCES  AMERICA     PACIFIC
                                             FUND        FUND        FUND        FUND         FUND        FUND        FUND
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $27,955,926 $55,839,502 $14,294,997  $5,102,840  $12,137,699 $32,982,916 $23,847,969
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    At value............................  $34,821,191 $61,788,028 $15,315,268  $5,326,153  $13,959,560 $38,249,964 $31,979,512
  Repurchase agreement, at value and
   cost (Note 1)........................   1,156,201     982,170   2,981,518     740,128    2,441,424   3,375,586   2,081,361
  U.S. currency.........................          46         142          80         337          930         497         661
  Foreign currencies (cost $9,902;
   $6,763; $0; $254,956; $9,189; $114;
   $0; $62,133; $50,152; $0; $11,455;
   $929,692; $0; $331,686,
   respectively)........................       9,205         114          --      62,394       48,489          --      10,690
  Dividends and dividend withholding tax
   reclaims receivable..................      81,774      43,179       5,968       7,445           --      29,580      35,242
  Interest and interest withholding tax
   reclaims receivable..................     248,848          --          --          --           --          --          --
  Receivable for Fund shares sold.......      11,452     586,347         767      19,350       38,162      78,876     298,514
  Receivable for initial & variation
   margin (Note 1)......................          --          --          --          --           --          --          --
  Receivable for open forward foreign
   currency contracts, net (Note 1).....      36,828      25,073          --          --           --          --          --
  Receivable for securities sold........     132,705          --          --          --        7,106     106,451     183,491
  Unamortized organizational costs (Note
   1)...................................       6,984      11,273          --          --           --       6,984       6,984
  Miscellaneous receivable..............          28          --       1,256         217           --          --       1,820
  Cash held as collateral for securities
   loaned (Note 1)......................   3,009,362   3,293,000      14,400     151,200      330,600   1,695,100   3,588,044
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total assets........................  39,514,624  66,729,326  18,319,257   6,307,224   16,826,271  43,543,038  38,186,319
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Liabilities:
  Payable for loan outstanding (Note
   1)...................................          --          --          --          --           --          --          --
  Distribution payable (Note 1).........          --          --          --          --           --          --          --
  Payable for custodian fees (Note 1)...       1,832       3,240      17,598       2,152        2,233       4,490       2,166
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --          --          --          --           --          --          --
  Payable for fund accounting fees (Note
   2)...................................         700       2,295         334         118          309         838         665
  Payable for Fund shares repurchased...          30      19,698     522,616      10,850       21,301     144,476   1,841,743
  Payable for investment management and
   administration fees (Note 2).........      41,954      52,933      22,609          85       27,211      23,729      58,019
  Payable for printing and postage
   expenses.............................      10,323      12,603      11,154      14,050       14,071      11,277      10,007
  Payable for professional fees.........      15,956      13,625      10,607      10,891        9,773      13,765      13,661
  Payable for registration and filing
   fees.................................         129         334         142         697          698         959          75
  Payable for securities purchased......          --      50,566     110,000      59,049      109,500          --          --
  Payable for Trustees' fees and
   expenses (Note 2)....................       1,566       1,537       3,092       2,457        2,594       1,511       1,516
  Payable for variation margin (Note
   1)...................................          --          --          --          --           --          --          --
  Other accrued expenses................           9      21,666       2,781       1,705           28         284         223
  Collateral for securities loaned (Note
   1)...................................   3,009,362   3,293,000      14,400     151,200      330,600   1,695,100   3,588,044
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total liabilities...................   3,081,861   3,471,497     715,333     253,254      518,318   1,896,429   5,516,119
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets..............................  $36,432,763 $63,257,829 $17,603,924  $6,053,970  $16,307,953 $41,646,609 $32,670,200
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Shares outstanding......................   2,206,150   3,488,076   1,234,282     367,560      777,307   2,112,869   1,812,998
Net asset value per share...............  $    16.51  $    18.14  $    14.26   $   16.47   $    20.98  $    19.71  $    18.02
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net assets consist of:
  Paid in capital (Note 4)..............  $29,649,056 $49,539,563 $15,220,114  $5,354,662  $13,806,302 $34,829,411 $24,962,501
  Undistributed/Accumulated net
   investment income (loss).............     745,652          --      83,731      45,357           --     196,399     163,089
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................    (868,301)  7,745,096   1,277,173     430,634      681,472   1,353,751    (586,837)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      41,091      24,644       2,635           4       (1,682)         --         (96)
  Net unrealized appreciation
   (depreciation) of investments........   6,865,265   5,948,526   1,020,271     223,313    1,821,861   5,267,048   8,131,543
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $36,432,763 $63,257,829 $17,603,924  $6,053,970  $16,307,953 $41,646,609 $32,670,200
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------


                                           VARIABLE     MONEY      VARIABLE
                                            EUROPE      MARKET    INTERNATIONAL
                                             FUND        FUND        FUND
                                          ----------  ----------  -----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..................  $20,768,075 $13,183,895  $4,312,269
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
    At value............................  $24,902,268 $13,183,895  $4,618,429
  Repurchase agreement, at value and
   cost (Note 1)........................          --   3,717,645          --
  U.S. currency.........................         985         160      47,661
  Foreign currencies (cost $9,902;
   $6,763; $0; $254,956; $9,189; $114;
   $0; $62,133; $50,152; $0; $11,455;
   $929,692; $0; $331,686,
   respectively)........................     942,215          --     336,085
  Dividends and dividend withholding tax
   reclaims receivable..................      32,516          --       2,619
  Interest and interest withholding tax
   reclaims receivable..................          --      12,813          --
  Receivable for Fund shares sold.......     141,981   3,616,093       3,103
  Receivable for initial & variation
   margin (Note 1)......................          --          --          --
  Receivable for open forward foreign
   currency contracts, net (Note 1).....          --          --      17,135
  Receivable for securities sold........     235,058          --     119,198
  Unamortized organizational costs (Note
   1)...................................       6,984       6,984          --
  Miscellaneous receivable..............       2,725          --          --
  Cash held as collateral for securities
   loaned (Note 1)......................   1,859,691          --      37,400
                                          ----------  ----------  -----------
    Total assets........................  28,124,423  20,537,590   5,181,630
                                          ----------  ----------  -----------
Liabilities:
  Payable for loan outstanding (Note
   1)...................................     239,000          --          --
  Distribution payable (Note 1).........          --      77,247          --
  Payable for custodian fees (Note 1)...       4,518       1,616       2,966
  Payable for forward foreign currency
   contracts -- closed (Note 1).........          --          --          --
  Payable for fund accounting fees (Note
   2)...................................         479         390          94
  Payable for Fund shares repurchased...     558,699     619,060     106,327
  Payable for investment management and
   administration fees (Note 2).........      49,361      23,866          57
  Payable for printing and postage
   expenses.............................      12,039       9,288      11,817
  Payable for professional fees.........      13,240      10,699      11,977
  Payable for registration and filing
   fees.................................         959         591          75
  Payable for securities purchased......     848,135          --     225,661
  Payable for Trustees' fees and
   expenses (Note 2)....................         559         254       2,621
  Payable for variation margin (Note
   1)...................................          --          --          --
  Other accrued expenses................         694         519         787
  Collateral for securities loaned (Note
   1)...................................   1,859,691          --      37,400
                                          ----------  ----------  -----------
    Total liabilities...................   3,587,374     743,530     399,782
                                          ----------  ----------  -----------
Net assets..............................  $24,537,049 $19,794,060  $4,781,848
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
Shares outstanding......................   1,149,548  19,794,060     401,631
Net asset value per share...............  $    21.34  $     1.00   $   11.91
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
Net assets consist of:
  Paid in capital (Note 4)..............  $18,097,291 $19,794,060  $4,559,117
  Undistributed/Accumulated net
   investment income (loss).............      67,215          --       6,759
  Accumulated net realized gain (loss)
   on investments and foreign currency
   transactions.........................   2,235,969          --    (106,863)
  Net unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................       2,381          --      16,675
  Net unrealized appreciation
   (depreciation) of investments........   4,134,193          --     306,160
                                          ----------  ----------  -----------
Total -- representing net assets
 applicable to capital shares
 outstanding............................  $24,537,049 $19,794,060  $4,781,848
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F59

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

                                                              GT GLOBAL
                                          -------------------------------------------------
                                                       VARIABLE     VARIABLE
                                           VARIABLE     GLOBAL        U.S.        VARIABLE
                                          STRATEGIC   GOVERNMENT   GOVERNMENT      LATIN
                                            INCOME      INCOME       INCOME       AMERICA
                                             FUND        FUND         FUND          FUND
                                          ----------  ----------  -------------  ----------
Investment income:* (Note 1)
  Dividend income.......................          --          --           --    $  464,786
  Interest income.......................  $2,347,212  $  786,214    $ 325,028       208,454
  Other income..........................          --          --           --        25,934
                                          ----------  ----------  -------------  ----------
    Total investment income.............   2,347,212     786,214      325,028       699,174
                                          ----------  ----------  -------------  ----------
Expenses:
  Amortization of organization costs
   (Note 1).............................       6,280       6,280        6,280         6,280
  Audit fees............................      33,620      27,594       16,470        27,424
  Custodian fees (Note 1)...............      30,501      14,598        1,156        26,301
  Fund accounting fees (Note 2).........       6,725       2,707        1,305         5,629
  Investment management and
   administration fees (Note 2).........     201,749      81,007       39,093       224,901
  Legal fees............................       2,844       2,856        2,720         2,720
  Printing and postage expenses.........      19,040      19,040       19,040        19,040
  Registration and filing fees..........         366         366          366           366
  Trustees' fees and expenses (Note
   2)...................................       1,830       1,830        1,830         1,830
  Other expenses........................       2,721       2,992        2,970         5,095
                                          ----------  ----------  -------------  ----------
    Total expenses before reimbursement
     and reductions.....................     305,676     159,270       91,230       319,586
                                          ----------  ----------  -------------  ----------
      Expenses reimbursed by Chancellor
       LGT Asset Management, Inc. (Note
       2)...............................     (36,678)    (51,249)     (39,104)      (38,459)
      Expense reductions (Notes 1 &
       5)...............................      (3,554)     (5,008)          --       (17,907)
                                          ----------  ----------  -------------  ----------
    Total net expenses..................     265,444     103,013       52,126       263,220
                                          ----------  ----------  -------------  ----------
Net investment income (loss)............   2,081,768     683,201      272,902       435,954
                                          ----------  ----------  -------------  ----------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain on investments......   2,173,468      46,107       26,712     2,246,738
  Net realized gain (loss) on foreign
   currency transactions................    (248,534)   (187,249)        (479)     (257,557)
                                          ----------  ----------  -------------  ----------
    Net realized gain (loss) during the
     year...............................   1,924,934    (141,142)      26,233     1,989,181
                                          ----------  ----------  -------------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     137,267     120,434        2,603         5,649
  Net change in unrealized appreciation
   (depreciation) of investments........   1,136,746     (38,711)    (183,973)    2,060,350
                                          ----------  ----------  -------------  ----------
    Net unrealized appreciation
     (depreciation) during the year.....   1,274,013      81,723     (181,370)    2,065,999
                                          ----------  ----------  -------------  ----------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................   3,198,947     (59,419)    (155,137)    4,055,180
                                          ----------  ----------  -------------  ----------
Net increase in net assets resulting
 from operations........................  $5,280,715  $  623,782    $ 117,765    $4,491,134
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
*Net of foreign withholding tax of......  $        0  $    3,270    $       0    $   14,005
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F60

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                          Year ended December 31, 1996

--------------------------------------------------------------------------------

                                                                               GT GLOBAL
                                          -----------------------------------------------------------------------------------
                                           VARIABLE    VARIABLE    VARIABLE                 VARIABLE                VARIABLE
                                           GROWTH &    TELECOM-    EMERGING    VARIABLE     NATURAL     VARIABLE      NEW
                                            INCOME    MUNICATIONS  MARKETS    INFRASTRUCTURE RESOURCES  AMERICA     PACIFIC
                                             FUND        FUND        FUND        FUND         FUND        FUND        FUND
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Investment income:* (Note 1)
  Dividend income.......................  $  711,290  $  287,416  $  256,601   $  54,052   $   17,205  $  228,357  $  469,393
  Interest income.......................     805,722     220,472      51,010      35,764       27,103     340,363     112,331
  Other income..........................          --       3,795          --          --           --          --          --
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total investment income.............   1,517,012     511,683     307,611      89,816       44,308     568,720     581,724
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Expenses:
  Amortization of organization costs
   (Note 1).............................       6,280       6,368          --          --           --       6,280       6,280
  Audit fees............................      34,175      27,424      29,576      17,568       23,424      24,572      26,594
  Custodian fees (Note 1)...............      20,947      21,455      39,444       8,085       17,808      32,750      48,714
  Fund accounting fees (Note 2).........       7,952      14,996       3,728         877        1,878       9,687       7,289
  Investment management and
   administration fees (Note 2).........     317,655     599,839     149,042      35,043       75,133     290,233     291,308
  Legal fees............................       2,569       2,720       2,854       2,856        2,569       2,567       2,870
  Printing and postage expenses.........      19,040      19,040      19,040      19,040       19,040      18,950      19,040
  Registration and filing fees..........         366         571         384         366          366         384         366
  Trustees' fees and expenses (Note
   2)...................................       1,921       1,830       1,830       1,830        1,466       1,931       1,830
  Other expenses........................       2,157       5,704       3,972       2,990          155       2,665       2,858
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total expenses before reimbursement
     and reductions.....................     413,062     699,947     249,870      88,655      141,839     390,019     407,149
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
      Expenses reimbursed by Chancellor
       LGT Asset Management, Inc. (Note
       2)...............................     (15,992)         --     (63,577)    (44,850)     (47,923)     (3,077)    (43,012)
      Expense reductions (Notes 1 &
       5)...............................     (17,191)    (29,085)    (11,622)     (1,263)      (4,405)    (19,314)    (38,639)
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Total net expenses..................     379,879     670,862     174,671      42,542       89,511     367,628     325,498
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net investment income (loss)............   1,137,133    (159,179)    132,940      47,274      (45,203)    201,092     256,226
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain on investments......     331,192   7,950,400   2,631,325     433,070      734,600   1,558,862   1,271,333
  Net realized gain (loss) on foreign
   currency transactions................     253,048     131,767     (47,388)       (210)      (1,978)       (330)    (23,252)
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Net realized gain (loss) during the
     year...............................     584,240   8,082,167   2,583,937     432,860      732,622   1,558,532   1,248,081
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      20,456       3,633       2,710         145       (2,282)         --      (2,246)
  Net change in unrealized appreciation
   (depreciation) of investments........   3,228,349   1,763,783     826,703     211,063    1,760,818   4,688,367   7,190,989
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
    Net unrealized appreciation
     (depreciation) during the year.....   3,248,805   1,767,416     829,413     211,208    1,758,536   4,688,367   7,188,743
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................   3,833,045   9,849,583   3,413,350     644,068    2,491,158   6,246,899   8,436,824
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
Net increase in net assets resulting
 from operations........................  $4,970,178  $9,690,404  $3,546,290   $ 691,342   $2,445,955  $6,447,991  $8,693,050
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
*Net of foreign withholding tax of......  $   74,410  $   19,315  $   11,959   $   3,008   $      920  $    1,044  $   30,313
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  ----------


                                           VARIABLE     MONEY      VARIABLE
                                            EUROPE      MARKET    INTERNATIONAL
                                             FUND        FUND        FUND
                                          ----------  ----------  -----------
Investment income:* (Note 1)
  Dividend income.......................  $  264,104          --   $  69,571
  Interest income.......................      47,426  $  832,921       4,764
  Other income..........................          --          --          --
                                          ----------  ----------  -----------
    Total investment income.............     311,530     832,921      74,335
                                          ----------  ----------  -----------
Expenses:
  Amortization of organization costs
   (Note 1).............................       6,280       6,280          --
  Audit fees............................      27,396      15,807      28,568
  Custodian fees (Note 1)...............      27,411       4,968      11,829
  Fund accounting fees (Note 2).........       4,997       3,883       1,137
  Investment management and
   administration fees (Note 2).........     200,116      76,778      45,476
  Legal fees............................       2,567       2,569       2,844
  Printing and postage expenses.........      19,040      16,040      19,040
  Registration and filing fees..........         384         166         366
  Trustees' fees and expenses (Note
   2)...................................       1,840       2,030       1,830
  Other expenses........................       3,966       2,153       2,139
                                          ----------  ----------  -----------
    Total expenses before reimbursement
     and reductions.....................     293,997     130,674     113,229
                                          ----------  ----------  -----------
      Expenses reimbursed by Chancellor
       LGT Asset Management, Inc. (Note
       2)...............................     (43,852)    (15,508)    (56,384)
      Expense reductions (Notes 1 &
       5)...............................      (9,946)         --      (4,131)
                                          ----------  ----------  -----------
    Total net expenses..................     240,199     115,166      52,714
                                          ----------  ----------  -----------
Net investment income (loss)............      71,331     717,755      21,621
                                          ----------  ----------  -----------
Net realized and unrealized gain (loss)
on investments and foreign currencies:
(Note 1)
  Net realized gain on investments......   3,023,234          --     144,521
  Net realized gain (loss) on foreign
   currency transactions................      51,785          --      73,839
                                          ----------  ----------  -----------
    Net realized gain (loss) during the
     year...............................   3,075,019          --     218,360
                                          ----------  ----------  -----------
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (10,428)         --       3,152
  Net change in unrealized appreciation
   (depreciation) of investments........   2,087,986          --     130,577
                                          ----------  ----------  -----------
    Net unrealized appreciation
     (depreciation) during the year.....   2,077,558          --     133,729
                                          ----------  ----------  -----------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies...........................   5,152,577          --     352,089
                                          ----------  ----------  -----------
Net increase in net assets resulting
 from operations........................  $5,223,908  $  717,755   $ 373,710
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------
*Net of foreign withholding tax of......  $   48,261  $        0   $   9,034
                                          ----------  ----------  -----------
                                          ----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F61

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      For the year ended December 31, 1996

--------------------------------------------------------------------------------

                                                              GT GLOBAL
                                          -------------------------------------------------
                                                       VARIABLE     VARIABLE
                                           VARIABLE     GLOBAL        U.S.        VARIABLE
                                          STRATEGIC   GOVERNMENT   GOVERNMENT      LATIN
                                            INCOME      INCOME       INCOME       AMERICA
                                             FUND        FUND         FUND          FUND
                                          ----------  ----------  -------------  ----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $2,081,768  $  683,201   $   272,902   $  435,954
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................   1,924,934    (141,142)       26,233    1,989,181
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     137,267     120,434         2,603        5,649
  Net change in unrealized appreciation
   (depreciation) of investments........   1,136,746     (38,711)     (183,973)   2,060,350
                                          ----------  ----------  -------------  ----------
    Net increase (decrease) in net
     assets resulting from operations...   5,280,715     623,782       117,765    4,491,134
                                          ----------  ----------  -------------  ----------
Distributions to shareholders: (Note 1)
  From net investment income............  (1,851,306)   (706,141)     (262,014)    (613,467)
  From net realized gain on
   investments..........................    (153,457)         --            --           --
  In excess of net investment income....          --          --            --      (11,459)
                                          ----------  ----------  -------------  ----------
      Total distributions...............  (2,004,763)   (706,141)     (262,014)    (624,926)
                                          ----------  ----------  -------------  ----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  45,166,146   7,375,614     4,065,030   29,173,781
  Decrease from capital shares
   repurchased..........................  (42,069,061) (8,839,632)   (4,430,300) (29,883,182)
                                          ----------  ----------  -------------  ----------
    Net increase (decrease) from capital
     share transactions.................   3,097,085  (1,464,018)     (365,270)    (709,401)
                                          ----------  ----------  -------------  ----------
Total increase (decrease) in net
 assets.................................   6,373,037  (1,546,377)     (509,519)   3,156,807
Net assets:
  Beginning of period...................  25,344,884  11,943,746     5,992,445   19,770,846
                                          ----------  ----------  -------------  ----------
  End of period*........................  $31,717,921 $10,397,369  $ 5,482,926   $22,927,653
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
  *Includes undistributed/accumulated
   net investment income (loss) of:.....  $  461,426  $  427,910   $    21,121   $        0
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------

                                                For the year ended December 31, 1995
                                                              GT GLOBAL
                                          -------------------------------------------------
                                                       VARIABLE     VARIABLE
                                           VARIABLE     GLOBAL        U.S.        VARIABLE
                                          STRATEGIC   GOVERNMENT   GOVERNMENT      LATIN
                                            INCOME      INCOME       INCOME       AMERICA
                                             FUND        FUND         FUND          FUND
                                          ----------  ----------  -------------  ----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $2,222,005  $  759,147   $   244,379   $  805,458
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................    (462,051)    515,637        71,394   (6,500,262)
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (75,200)    (69,644)           --       (8,565)
  Net change in unrealized appreciation
   (depreciation) of investments........   2,375,053     357,858       290,078     (500,292)
                                          ----------  ----------  -------------  ----------
    Net increase (decrease) in net
     assets resulting from operations...   4,059,807   1,562,998       605,851   (6,203,661)
                                          ----------  ----------  -------------  ----------
Distributions to shareholders: (Note 1)
  From net investment income............  (1,991,043)   (722,396)     (234,899)    (221,575)
  From net realized gain on
   investments..........................          --          --            --   (2,769,692)
  In excess of net realized gain on
   investments..........................          --          --            --           --
  Return of capital.....................          --          --            --           --
                                          ----------  ----------  -------------  ----------
      Total distributions...............  (1,991,043)   (722,396)     (234,899)  (2,991,267)
                                          ----------  ----------  -------------  ----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  24,191,843  12,649,938    20,665,939   38,533,313
  Decrease from capital shares
   repurchased..........................  (24,283,139) (11,200,397)  (17,459,191) (36,198,875)
                                          ----------  ----------  -------------  ----------
    Net increase (decrease) from capital
     share transactions.................     (91,296)  1,449,541     3,206,748    2,334,438
                                          ----------  ----------  -------------  ----------
Total increase (decrease) in net
 assets.................................   1,977,468   2,290,143     3,577,700   (6,860,490)
Net assets:
  Beginning of period...................  23,367,416   9,653,603     2,414,745   26,631,336
                                          ----------  ----------  -------------  ----------
  End of period**.......................  $25,344,884 $11,943,746  $ 5,992,445   $19,770,846
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------
  **Includes undistributed net
   investment income of:................  $  230,962  $   36,751   $    10,272   $  619,523
                                          ----------  ----------  -------------  ----------
                                          ----------  ----------  -------------  ----------

----------------

  + The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.

    The accompanying notes are an integral part of the financial statements.

                                      F62

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                      For the year ended December 31, 1996

--------------------------------------------------------------------------------

                                                                               GT GLOBAL
                                          ------------------------------------------------------------------------------------
                                           VARIABLE    VARIABLE    VARIABLE                 VARIABLE                VARIABLE
                                           GROWTH &    TELECOM-    EMERGING    VARIABLE     NATURAL     VARIABLE       NEW
                                            INCOME    MUNICATIONS  MARKETS    INFRASTRUCTURE RESOURCES  AMERICA      PACIFIC
                                             FUND        FUND        FUND        FUND         FUND        FUND        FUND
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $1,137,133  $ (159,179) $  132,940   $  47,274   $  (45,203) $  201,092  $   256,226
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................     584,240   8,082,167   2,583,937     432,860      732,622   1,558,532    1,248,081
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      20,456       3,633       2,710         145       (2,282)         --       (2,246)
  Net change in unrealized appreciation
   (depreciation) of investments........   3,228,349   1,763,783     826,703     211,063    1,760,818   4,688,367    7,190,989
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
    Net increase (decrease) in net
     assets resulting from operations...   4,970,178   9,690,404   3,546,290     691,342    2,445,955   6,447,991    8,693,050
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income............    (736,222)    (70,025)         --      (9,314)          --    (526,781)    (329,817)
  From net realized gain on
   investments..........................    (103,267) (6,373,965)         --     (17,455)          --  (4,953,885)          --
  In excess of net investment income....          --          --          --          --           --          --           --
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
      Total distributions...............    (839,489) (6,443,990)         --     (26,769)          --  (5,480,666)    (329,817)
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  29,950,604  43,828,906  32,771,217   7,252,525   33,416,057  60,951,545  177,020,035
  Decrease from capital shares
   repurchased..........................  (28,213,931) (34,595,566) (27,696,344) (3,457,346) (20,919,006) (57,915,239) (175,737,852)
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
    Net increase (decrease) from capital
     share transactions.................   1,736,673   9,233,340   5,074,873   3,795,179   12,497,051   3,036,306    1,282,183
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Total increase (decrease) in net
 assets.................................   5,867,362  12,479,754   8,621,163   4,459,752   14,943,006   4,003,631    9,645,416
Net assets:
  Beginning of period...................  30,565,401  50,778,075   8,982,761   1,594,218    1,364,947  37,642,978   23,024,784
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
  End of period**.......................  $36,432,763 $63,257,829 $17,603,924  $6,053,970  $16,307,953 $41,646,609 $32,670,200
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
  **Includes undistributed net
   investment income of:................  $  745,652  $        0  $   83,731   $  45,357   $        0  $  196,399  $   163,089
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------


                                           VARIABLE      MONEY      VARIABLE
                                            EUROPE      MARKET     INTERNATIONAL
                                             FUND        FUND         FUND
                                          ----------  -----------  ----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $   71,331  $   717,755  $   21,621
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................   3,075,019           --     218,360
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................     (10,428)          --       3,152
  Net change in unrealized appreciation
   (depreciation) of investments........   2,087,986           --     130,577
                                          ----------  -----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...   5,223,908      717,755     373,710
                                          ----------  -----------  ----------
Distributions to shareholders: (Note 1)
  From net investment income............    (155,793)    (717,755)       (526)
  From net realized gain on
   investments..........................          --           --     (14,157)
  In excess of net investment income....          --           --          --
                                          ----------  -----------  ----------
      Total distributions...............    (155,793)    (717,755)    (14,683)
                                          ----------  -----------  ----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  77,988,956  316,808,464   9,136,580
  Decrease from capital shares
   repurchased..........................  (74,160,899) (311,904,996) (8,376,359)
                                          ----------  -----------  ----------
    Net increase (decrease) from capital
     share transactions.................   3,828,057    4,903,468     760,221
                                          ----------  -----------  ----------
Total increase (decrease) in net
 assets.................................   8,896,172    4,903,468   1,119,248
Net assets:
  Beginning of period...................  15,640,877   14,890,592   3,662,600
                                          ----------  -----------  ----------
  End of period**.......................  $24,537,049 $19,794,060  $4,781,848
                                          ----------  -----------  ----------
                                          ----------  -----------  ----------
  **Includes undistributed net
   investment income of:................  $   67,215  $         0  $    6,759
                                          ----------  -----------  ----------
                                          ----------  -----------  ----------

----------------
  + The Variable Infrastructure and Variable Natural Resources Funds did not commence operations until January 31, 1995.


                                                                  For the year ended December 31, 1995
                                                                               GT GLOBAL
                                          ------------------------------------------------------------------------------------
                                           VARIABLE    VARIABLE    VARIABLE                 VARIABLE                VARIABLE
                                           GROWTH &    TELECOM-    EMERGING    VARIABLE     NATURAL     VARIABLE       NEW
                                            INCOME    MUNICATIONS  MARKETS    INFRASTRUCTURE RESOURCES  AMERICA      PACIFIC
                                             FUND        FUND        FUND        FUND+       FUND+        FUND        FUND
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $1,076,015  $   70,025  $  118,171   $   8,483   $   64,339  $  522,418  $   356,169
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................  (1,073,037)  6,258,812  (1,320,410)     14,143       (7,572)  4,769,966   (1,511,248)
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................      (6,017)     (8,781)        119        (141)         600          --        2,804
  Net change in unrealized appreciation
   (depreciation) of investments........   4,101,938   2,438,359     714,821      12,250       61,043      96,985    1,718,248
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
    Net increase (decrease) in net
     assets resulting from operations...   4,098,899   8,758,415    (487,299)     34,735      118,410   5,389,369      565,973
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Distributions to shareholders: (Note 1)
  From net investment income............    (818,464)    (80,457)    (73,785)         --      (62,702)   (117,889)     (90,012)
  From net realized gain on
   investments..........................          --    (965,478)         --          --           --    (488,398)          --
  In excess of net realized gain on
   investments..........................          --          --          --          --       (4,775)         --           --
  Return of capital.....................          --          --     (16,304)         --           --          --           --
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
      Total distributions...............    (818,464) (1,045,935)    (90,089)         --      (67,477)   (606,287)     (90,012)
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  11,374,376  24,234,343  12,813,354   2,285,935    3,154,100  73,573,562   95,990,038
  Decrease from capital shares
   repurchased..........................  (9,669,648) (17,197,275) (10,519,830)   (826,452) (1,940,086) (55,970,932) (92,832,446)
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
    Net increase (decrease) from capital
     share transactions.................   1,704,728   7,037,068   2,293,524   1,459,483    1,214,014  17,602,630    3,157,592
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
Total increase (decrease) in net
 assets.................................   4,985,163  14,749,548   1,716,136   1,494,218    1,264,947  22,385,712    3,633,553
Net assets:
  Beginning of period...................  25,580,238  36,028,527   7,266,625     100,000      100,000  15,257,266   19,391,231
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
  End of period.........................  $30,565,401 $50,778,075 $8,982,761   $1,594,218  $1,364,947  $37,642,978 $23,024,784
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
  Includes undistributed net investment
   income of:...........................  $  344,740  $   70,025  $        0   $   7,607   $        0  $  522,417  $   314,449
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------
                                          ----------  ----------  ----------  -----------  ----------  ----------  -----------


                                           VARIABLE      MONEY      VARIABLE
                                            EUROPE      MARKET     INTERNATIONAL
                                             FUND        FUND         FUND
                                          ----------  -----------  ----------
Increase (Decrease) in net assets
Operations:
  Net investment income (loss)..........  $  171,620  $   818,843  $   30,463
  Net realized gain (loss) on
   investments and foreign currency
   transactions.........................    (670,205)          --    (314,341)
  Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currencies...........................    (104,599)          --       7,389
  Net change in unrealized appreciation
   (depreciation) of investments........   2,040,475           --     312,493
                                          ----------  -----------  ----------
    Net increase (decrease) in net
     assets resulting from operations...   1,437,291      818,843      36,004
                                          ----------  -----------  ----------
Distributions to shareholders: (Note 1)
  From net investment income............    (154,451)    (818,843)    (30,792)
  From net realized gain on
   investments..........................          --           --      (5,018)
  In excess of net realized gain on
   investments..........................          --           --          --
  Return of capital.....................          --           --          --
                                          ----------  -----------  ----------
      Total distributions...............    (154,451)    (818,843)    (35,810)
                                          ----------  -----------  ----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  39,895,470  179,670,442  15,020,503
  Decrease from capital shares
   repurchased..........................  (40,557,920) (184,253,572) (13,587,017)
                                          ----------  -----------  ----------
    Net increase (decrease) from capital
     share transactions.................    (662,450)  (4,583,130)  1,433,486
                                          ----------  -----------  ----------
Total increase (decrease) in net
 assets.................................     620,390   (4,583,130)  1,433,680
Net assets:
  Beginning of period...................  15,020,487   19,473,722   2,228,920
                                          ----------  -----------  ----------
  End of period.........................  $15,640,877 $14,890,592  $3,662,600
                                          ----------  -----------  ----------
                                          ----------  -----------  ----------
  Includes undistributed net investment
   income of:...........................  $  151,677  $         0  $        0
                                          ----------  -----------  ----------
                                          ----------  -----------  ----------

----------------

    The accompanying notes are an integral part of the financial statements.

                                      F63

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                            VARIABLE STRATEGIC INCOME FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       11.86       $       10.82       $       14.57       $       12.00
                                     -----------------   -----------------   -----------------   -----------------
  Net investment income (loss).....           0.95(a)             1.07(b)             1.71(c)             0.61(d)
  Net realized and unrealized gain
   (loss) on investments...........           1.50                0.93               (4.17)               2.57
                                     -----------------   -----------------   -----------------   -----------------
    Net increase (decrease)
     resulting from operations.....           2.45                2.00               (2.46)               3.18
                                     -----------------   -----------------   -----------------   -----------------
Distributions to shareholders:
  From net investment income.......          (0.85)              (0.96)              (0.79)              (0.61)
  From net realized gain on
   investments.....................          (0.08)                 --               (0.45)                 --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --               (0.05)                 --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............          (0.93)              (0.96)              (1.29)              (0.61)
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, end of period.....  $       13.38       $       11.86       $       10.82       $       14.57
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total investment return  (f) +.....          21.58%              19.50%             (17.09)%              27.5%
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      31,718       $      25,345       $      23,367       $      18,089
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           7.74%               9.59%               7.58%                6.6%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           7.59%               9.35%               7.43%                6.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                5.2%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.99%               1.00%               1.00%                0.5%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.14%               1.24%               1.15%                0.9%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                1.9%
Portfolio turnover ++..............            210%                193%                313%                245%
Average commission rate per share
 paid on portfolio transactions....            N/A                 N/A                 N/A                 N/A

--------------------------------------------------------------------------------

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                              VARIABLE LATIN AMERICA FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       12.42       $       19.17       $       17.68       $       12.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....           0.27(a)             0.51(b)             0.11(c)             0.04(d)
  Net realized and unrealized gain
   (loss) on investments...........           2.49               (5.10)               1.49                5.64
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           2.76               (4.59)               1.60                5.68
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.37)              (0.16)              (0.04)                 --
  From net realized gain on
   investments.....................             --               (2.00)              (0.07)                 --
  In excess of net investment
   income..........................          (0.01)                 --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (0.38)              (2.16)              (0.11)                 --
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $       14.80       $       12.42       $       19.17       $       17.68
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....          22.48%             (24.14)%              9.14%               47.3%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      22,928       $      19,771       $      26,631       $       8,240
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.94%               4.43%               0.82%                1.0%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.69%               3.92%               0.49%                0.4%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               (2.5)%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.17%               1.18%               1.25%                0.7%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.42%               1.69%               1.58%                1.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                4.2%
Portfolio turnover ++..............            102%                140%                185%                 78%
Average commission rate per share
 paid on portfolio transactions....  $      0.0002                 N/A                 N/A                 N/A

------------------------

 (a) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.02 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.08 for the Variable U.S. Government Income Fund, $0.02 for the Variable Latin America Fund, and $0.01 for the Variable Growth & Income Fund (Note
     2).
 (b) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.03 for the Variable Strategic Income Fund, $0.07 for the Variable Global Government Income Fund, $0.14 for the Variable U.S. Government Income Fund, $0.06 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, and $0.00 for the Variable Telecommunications Fund (Note 2).
 (c) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.04 for the Variable Strategic Income Fund, $0.08 for the Variable Global Government Income Fund, $0.48 for the Variable U.S. Government Income Fund, $0.04 for the Variable Latin America Fund, $0.03 for the Variable Growth & Income Fund, and $0.01 for the Variable Telecommunications Fund (Note 2).

    The accompanying notes are an integral part of the financial statements.
                                      F64

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                        VARIABLE GLOBAL GOVERNMENT INCOME FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       11.51       $       10.63       $       12.53       $       12.00
                                     -----------------   -----------------        --------            --------
  Net investment income (loss).....           0.72(a)             0.79(b)             0.77(c)             0.57(d)
  Net realized and unrealized gain
   (loss) on investments...........          (0.06)               0.84               (1.85)               0.52
                                     -----------------   -----------------        --------            --------
    Net increase (decrease)
     resulting from operations.....           0.66                1.63               (1.08)               1.09
                                     -----------------   -----------------        --------            --------
Distributions to shareholders:
  From net investment income.......          (0.74)              (0.75)              (0.73)              (0.56)
  From net realized gain on
   investments.....................             --                  --                  --                  --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --               (0.09)                 --
                                     -----------------   -----------------        --------            --------
    Total distributions............          (0.74)              (0.75)              (0.82)              (0.56)
                                     -----------------   -----------------        --------            --------
Net asset value, end of period.....  $       11.43       $       11.51       $       10.63       $       12.53
                                     -----------------   -----------------        --------            --------
                                     -----------------   -----------------        --------            --------
Total investment return  (f) +.....           6.17%              15.85%              (8.70)%               9.5%
                                     -----------------   -----------------        --------            --------
                                     -----------------   -----------------        --------            --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      10,397       $      11,944       $       9,654       $       6,136
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           6.32%               7.03%               6.89%                6.1%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           5.80%               6.37%               6.21%                5.5%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                2.4%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.95%               1.00%               1.00%                0.5%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.47%               1.66%               1.68%                1.1%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                4.2%
Portfolio turnover ++..............            235%                394%                350%                298%
Average commission rate per share
 paid on portfolio transactions....            N/A                 N/A                 N/A                 N/A

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------

                                                         VARIABLE U.S. GOVERNMENT INCOME FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       11.74       $       10.79       $       12.23       $       12.00
                                          --------            --------            --------            --------
  Net investment income (loss).....           0.60(a)             0.62(b)             0.63(c)             0.53(d)
  Net realized and unrealized gain
   (loss) on investments...........          (0.35)               0.93               (1.39)               0.23
                                          --------            --------            --------            --------
    Net increase (decrease)
     resulting from operations.....           0.25                1.55               (0.76)               0.76
                                          --------            --------            --------            --------
Distributions to shareholders:
  From net investment income.......          (0.58)              (0.60)              (0.62)              (0.53)
  From net realized gain on
   investments.....................             --                  --               (0.06)                 --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                          --------            --------            --------            --------
    Total distributions............          (0.58)              (0.60)              (0.68)              (0.53)
                                          --------            --------            --------            --------
Net asset value, end of period.....  $       11.41       $       11.74       $       10.79       $       12.23
                                          --------            --------            --------            --------
                                          --------            --------            --------            --------
Total investment return  (f) +.....           2.23%              14.73%              (6.27)%               6.4%
                                          --------            --------            --------            --------
                                          --------            --------            --------            --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $       5,483       $       5,992       $       2,415       $         974
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           5.24%               5.43%               5.53%                5.3%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           4.49%               3.87%               1.29%                3.4%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               (6.9)%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.00%               1.00%               0.38%                0.0%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.75%               2.56%               4.63%                1.9%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               12.3%
Portfolio turnover ++..............             49%                186%                 34%                 81%
Average commission rate per share
 paid on portfolio transactions....            N/A                 N/A                 N/A                 N/A

--------------------------------------------------------------------------------

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                             VARIABLE GROWTH & INCOME FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       14.57       $       12.99       $       13.77       $       12.00
                                     -----------------   -----------------   -----------------   -----------------
  Net investment income (loss).....           0.53(a)             0.52(b)             0.46(c)             0.31(d)
  Net realized and unrealized gain
   (loss) on investments...........           1.81                1.46               (0.85)               1.79
                                     -----------------   -----------------   -----------------   -----------------
    Net increase (decrease)
     resulting from operations.....           2.34                1.98               (0.39)               2.10
                                     -----------------   -----------------   -----------------   -----------------
Distributions to shareholders:
  From net investment income.......          (0.35)              (0.40)              (0.39)              (0.28)
  From net realized gain on
   investments.....................          (0.05)                 --                  --               (0.05)
  In excess of net investment
   income..........................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------   -----------------
    Total distributions............          (0.40)              (0.40)              (0.39)              (0.33)
                                     -----------------   -----------------   -----------------   -----------------
Net asset value, end of period.....  $       16.51       $       14.57       $       12.99       $       13.77
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Total investment return  (f) +.....          16.33%              15.49%              (2.85)%              17.8%
                                     -----------------   -----------------   -----------------   -----------------
                                     -----------------   -----------------   -----------------   -----------------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      36,433       $      30,565       $      25,580       $      11,677
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           3.58%               3.87%               3.69%                3.2%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           3.48%               3.66%               3.45%                2.7%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                1.1%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.20%               1.23%               1.25%                0.6%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.30%               1.44%               1.49%                1.2%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                2.8%
Portfolio turnover ++..............             57%                 73%                 53%                 17%
Average commission rate per share
 paid on portfolio transactions....  $      0.0147                 N/A                 N/A                 N/A

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------

                                                           VARIABLE TELECOMMUNICATIONS FUND
                                     -----------------------------------------------------------------------------

                                                            YEAR ENDED                           OCTOBER 18, 1993
                                                           DECEMBER 31,                          (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       16.87       $       13.98       $       13.07       $       12.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....          (0.05)               0.02(b)             0.01(c)             0.04(d)
  Net realized and unrealized gain
   (loss) on investments...........           3.31                3.26                0.92                1.03
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           3.26                3.28                0.93                1.07
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.02)              (0.03)              (0.02)                 --
  From net realized gain on
   investments.....................          (1.97)              (0.36)                 --                  --
  In excess of net investment
   income..........................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (1.99)              (0.39)              (0.02)                 --
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $       18.14       $       16.87       $       13.98       $       13.07
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....          19.34%              23.66%               7.15%                8.9%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      63,258       $      50,778       $      36,029       $       7,903
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............          (0.26)%              0.16%               0.31%                2.5%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................          (0.31)%              0.10%               0.07%                2.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                1.6%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.12%               1.20%               1.25%                0.9%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.17%               1.26%               1.49%                1.1%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                1.8%
Portfolio turnover ++..............             77%                 70%                 81%                 20%
Average commission rate per share
 paid on portfolio transactions....  $      0.0068                 N/A                 N/A                 N/A

------------------------

 (d) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.03 for the Variable Strategic Income Fund, $0.06 for the Variable Global Government Income Fund, $0.19 for the Variable U.S. Government Income Fund, $0.02 for the Variable Latin America Fund, $0.05 for the Variable Growth & Income Fund, and $0.00 for the Variable Telecommunications Fund (Note 2).
 (e) During the period ended December 31, 1993, Chancellor LGT Asset Management, Inc. voluntarily assumed certain expenses for the Funds (Note 2).
 (f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.
  +  Not annualized for periods of less than one year.
 ++  Annualized for periods of less than one year.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F65

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                             GT GLOBAL
                                     ---------------------------------------------------------
                                                  VARIABLE EMERGING MARKETS FUND
                                     ---------------------------------------------------------
                                                  YEAR ENDED                   JULY 5, 1994
                                                 DECEMBER 31,                (COMMENCEMENT OF
                                     -------------------------------------    OPERATIONS) TO
                                           1996                1995          DECEMBER 31, 1994
                                     -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       10.88       $       11.89       $       12.00
                                     -----------------        --------            --------
  Net investment income (loss).....           0.11(a)             0.14(b)             0.07(c)
  Net realized and unrealized gain
   (loss) on investments...........           3.27               (1.04)              (0.05)
                                     -----------------        --------            --------
    Net increase (decrease)
     resulting from operations.....           3.38               (0.90)               0.02
                                     -----------------        --------            --------
Distributions to shareholders:
  From net investment income.......             --               (0.09)              (0.07)
  From net realized gain on
   investments.....................             --                  --                  --
  In excess of net realized gain on
   investments.....................             --                  --               (0.06)
  Return of capital................             --               (0.02)                 --
                                     -----------------        --------            --------
    Total distributions............             --               (0.11)              (0.13)
                                     -----------------        --------            --------
Net asset value, end of period.....  $       14.26       $       10.88       $       11.89
                                     -----------------        --------            --------
                                     -----------------        --------            --------
Total investment return  (f) +.....          31.07%              (7.54)%              0.12%
                                     -----------------        --------            --------
                                     -----------------        --------            --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      17,604       $       8,983       $       7,267
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.89%               1.55%               4.10%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.39%               0.51%              (0.20)%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.18%               1.18%               0.00%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.68%               2.22%               4.30%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%
Portfolio turnover ++..............            216%                210%                117%
Average commission rate per share
 paid on portfolio transactions....  $      0.0021                 N/A                 N/A

                                                   GT GLOBAL
                                     -------------------------------------

                                         VARIABLE INFRASTRUCTURE FUND
                                     -------------------------------------
                                                         JANUARY 31, 1995
                                                         (COMMENCEMENT OF
                                        YEAR ENDED        OPERATIONS) TO
                                     DECEMBER 31, 1996   DECEMBER 31, 1995
                                     -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       13.27       $       12.00
                                     -----------------   -----------------
  Net investment income (loss).....           0.11(a)             0.07(b)
  Net realized and unrealized gain
   (loss) on investments...........           3.19                1.20
                                     -----------------   -----------------
    Net increase (decrease)
     resulting from operations.....           3.30                1.27
                                     -----------------   -----------------
Distributions to shareholders:
  From net investment income.......          (0.03)                 --
  From net realized gain on
   investments.....................          (0.07)                 --
  In excess of net realized gain on
   investments.....................             --                  --
  Return of capital................             --                  --
                                     -----------------   -----------------
    Total distributions............          (0.10)                 --
                                     -----------------   -----------------
Net asset value, end of period.....  $       16.47       $       13.27
                                     -----------------   -----------------
                                     -----------------   -----------------
Total investment return  (f) +.....          24.88%              10.58%
                                     -----------------   -----------------
                                     -----------------   -----------------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $       6,054       $       1,594
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.35%               1.24%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.03%              (6.11)%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.21%               1.22%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           2.53%               8.57%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%
Portfolio turnover ++..............             76%                 38%
Average commission rate per share
 paid on portfolio transactions....  $      0.0101                 N/A

--------------------------------------------------------------------------------

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                                 VARIABLE EUROPE FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       16.52       $       15.22       $       15.33       $       12.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....           0.05(a)             0.18(b)             0.16(c)             0.05(d)
  Net realized and unrealized gain
   (loss) on investments...........           4.93                1.28               (0.25)               3.28
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           4.98                1.46               (0.09)               3.33
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.16)              (0.16)                 --                  --
  From net realized gain on
   investments.....................             --                  --               (0.02)                 --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (0.16)              (0.16)              (0.02)                 --
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $       21.34       $       16.52       $       15.22       $       15.33
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....          30.25%               9.66%              (0.59)%              27.8%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      24,537       $      15,641       $      15,020       $       5,410
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.36%               1.12%               1.48%                1.1%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.09%               0.60%               1.07%                0.4%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               (2.8)%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.20%               1.20%               1.25%                0.7%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.47%               1.72%               1.66%                1.4%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                4.6%
Portfolio turnover ++..............             56%                123%                 61%                 27%
Average commission rate per share
 paid on portfolio transactions....  $      0.0313                 N/A                 N/A                 N/A

------------------------

 (a) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.05 for the Variable Emerging Markets Fund, $0.19 for the Variable Infrastructure Fund, $0.11 for the Variable Natural Resources Fund, $0.04 for the Variable New Pacific Fund, $0.04 for the Variable Europe Fund, $0.00 for the Money Market Fund, and $0.14 for the Variable International Fund.
 (b) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.09 for the Variable Emerging Markets Fund, $0.42 for the Variable Infrastructure Fund, $0.47 for the Variable Natural Resources Fund, $0.01 for the Variable America Fund, $0.04 for the Variable New Pacific Fund, $0.08 for the Variable Europe Fund, $0.00 for the Money Market Fund, and $0.22 for the Variable International Fund (Note 2).
 (c) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.07 for the Variable Emerging Markets Fund, $0.28 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, $0.04 for the Variable Europe Fund, $0.00 for the Money Market Fund, and $0.11 for the Variable International Fund (Note 2).
 (d) Includes reimbursement by Chancellor LGT Asset Management, Inc. of Fund operating expenses of $0.10 for the Variable America Fund, $0.03 for the Variable New Pacific Fund, $0.03 for the Variable Europe Fund, and $0.01 for the Money Market Fund (Note 2).
 (e) During the period ended December 31, 1993, Chancellor LGT Asset Management, Inc. voluntarily assumed certain expenses for the Funds (Note 2).
 (f) Total return information does not reflect expenses that apply to the Separate Accounts or the related insurance contracts, and inclusion of these charges would reduce the total return figures for all periods shown.

    The accompanying notes are an integral part of the financial statements.
                                      F66

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

--------------------------------------------------------------------------------

                                                   GT GLOBAL
                                     -------------------------------------
                                        VARIABLE NATURAL RESOURCES FUND
                                     -------------------------------------
                                                         JANUARY 31, 1995
                                        YEAR ENDED       (COMMENCEMENT OF
                                       DECEMBER 31,       OPERATIONS) TO
                                           1996          DECEMBER 31, 1995
                                     -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       13.88       $       12.00
                                     -----------------        --------
  Net investment income (loss).....          (0.06) (a)           0.73(b)
  Net realized and unrealized gain
   (loss) on investments...........           7.16                1.91
                                     -----------------        --------
    Net increase (decrease)
     resulting from operations.....           7.10                2.64
                                     -----------------        --------
Distributions to shareholders:
  From net investment income.......             --               (0.71)
  From net realized gain on
   investments.....................             --                  --
  In excess of net realized gain on
   investments.....................             --               (0.05)
  Return of capital................             --                  --
                                     -----------------        --------
    Total distributions............             --               (0.76)
                                     -----------------        --------
Net asset value, end of period.....  $       20.98       $       13.88
                                     -----------------        --------
                                     -----------------        --------
Total investment return  (f) +.....          51.15%              22.20%
                                     -----------------        --------
                                     -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      16,308       $       1,365
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............          (0.60)%             10.87%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................          (1.30)%              2.94%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.19%               1.14%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.89%               9.07%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%
Portfolio turnover ++..............            199%                875%
Average commission rate per share
 paid on portfolio transactions....  $      0.0164                 N/A

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------

                                                                 VARIABLE AMERICA FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       19.46       $       15.81       $       13.75       $       12.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....           0.12(a)             0.21(b)             0.48(c)             1.11(d)
  Net realized and unrealized gain
   (loss) on investments...........           3.18                3.80                2.08                0.64
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           3.30                4.01                2.56                1.75
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.30)              (0.07)              (0.50)                 --
  From net realized gain on
   investments.....................          (2.75)              (0.29)                 --                  --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (3.05)              (0.36)              (0.50)                 --
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $       19.71       $       19.46       $       15.81       $       13.75
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....          18.55%              25.37%              18.88%               14.7%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      41,647       $      37,643       $      15,257       $       1,700
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.52%               1.66%               1.83%               14.1%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.46%               1.60%               0.76%               12.8%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                7.6%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.95%               1.00%               0.98%                0.0%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.01%               1.06%               2.05%                1.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                6.5%
Portfolio turnover ++..............            248%                 79%                139%                831%
Average commission rate per share
 paid on portfolio transactions....  $      0.0531                 N/A                 N/A                 N/A

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------

                                                               VARIABLE NEW PACIFIC FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       13.92       $       14.01       $       16.07       $       12.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....           0.13(a)             0.20(b)             0.08(c)             0.04(d)
  Net realized and unrealized gain
   (loss) on investments...........           4.16               (0.23)              (2.08)               4.03
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           4.29               (0.03)              (2.00)               4.07
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.19)              (0.06)              (0.06)                 --
  From net realized gain on
   investments.....................             --                  --                  --                  --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (0.19)              (0.06)              (0.06)                 --
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $       18.02       $       13.92       $       14.01       $       16.07
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....          30.97%              (0.21)%            (12.47)%              33.9%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      32,670       $      23,025       $      19,391       $       7,945
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.88%               1.27%               0.83%                0.9%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.60%               1.74%               0.48%                0.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               (2.0)%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.12%               1.14%               1.25%                0.6%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           1.40%               1.61%               1.60%                1.3%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                3.6%
Portfolio turnover ++..............             70%                 67%                 30%                 15%
Average commission rate per share
 paid on portfolio transactions....  $      0.0071                 N/A                 N/A                 N/A

--------------------------------------------------------------------------------

                                                                       GT GLOBAL
                                     -----------------------------------------------------------------------------
                                                                   MONEY MARKET FUND
                                     -----------------------------------------------------------------------------
                                                                                                 FEBRUARY 10, 1993
                                                      YEAR ENDED DECEMBER 31,                    (COMMENCEMENT OF
                                     ---------------------------------------------------------    OPERATIONS) TO
                                           1996                1995                1994          DECEMBER 31, 1993
                                     -----------------   -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $        1.00       $        1.00       $        1.00       $        1.00
                                     -----------------   -----------------   -----------------        --------
  Net investment income (loss).....           0.05(a)             0.05(b)             0.03(c)             0.03(d)
  Net realized and unrealized gain
   (loss) on investments...........             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Net increase (decrease)
     resulting from operations.....           0.05                0.05                0.03                0.03
                                     -----------------   -----------------   -----------------        --------
Distributions to shareholders:
  From net investment income.......          (0.05)              (0.05)              (0.03)              (0.03)
  From net realized gain on
   investments.....................             --                  --                  --                  --
  In excess of net realized gain on
   investments.....................             --                  --                  --                  --
  Return of capital................             --                  --                  --                  --
                                     -----------------   -----------------   -----------------        --------
    Total distributions............          (0.05)              (0.05)              (0.03)              (0.03)
                                     -----------------   -----------------   -----------------        --------
Net asset value, end of period.....  $        1.00       $        1.00       $        1.00       $        1.00
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Total investment return  (f) +.....           4.75%               5.26%               3.48%                2.6%
                                     -----------------   -----------------   -----------------        --------
                                     -----------------   -----------------   -----------------        --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $      19,794       $      14,891       $      19,474       $       3,775
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           4.67%               5.15%               3.70%                2.9%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           4.57%               4.85%               3.64%                2.1%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%               (2.6)%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.75%               0.75%               0.75%                0.2%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           0.85%               1.05%               0.81%                1.0%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%                5.7%
Portfolio turnover ++..............            N/A                 N/A                 N/A                 N/A
Average commission rate per share
 paid on portfolio transactions....            N/A                 N/A                 N/A                 N/A

                                                             GT GLOBAL
                                     ---------------------------------------------------------

                                                    VARIABLE INTERNATIONAL FUND
                                     ---------------------------------------------------------

                                                  YEAR ENDED                   JULY 5, 1994
                                                 DECEMBER 31,                (COMMENCEMENT OF
                                     -------------------------------------    OPERATIONS) TO
                                           1996                1995          DECEMBER 31, 1994
                                     -----------------   -----------------   -----------------
Per Share Operating Performance:
Net asset value, beginning of
 period............................  $       11.01       $       11.25       $       12.00
                                     -----------------        --------            --------
  Net investment income (loss).....           0.05(a)             0.09(b)             0.06(c)
  Net realized and unrealized gain
   (loss) on investments...........           0.89               (0.22)              (0.76)
                                     -----------------        --------            --------
    Net increase (decrease)
     resulting from operations.....           0.94               (0.13)              (0.70)
                                     -----------------        --------            --------
Distributions to shareholders:
  From net investment income.......             --               (0.09)              (0.05)
  From net realized gain on
   investments.....................          (0.04)              (0.02)                 --
  In excess of net realized gain on
   investments.....................             --                  --                  --
  Return of capital................             --                  --                  --
                                     -----------------        --------            --------
    Total distributions............          (0.04)              (0.11)              (0.05)
                                     -----------------        --------            --------
Net asset value, end of period.....  $       11.91       $       11.01       $       11.25
                                     -----------------        --------            --------
                                     -----------------        --------            --------
Total investment return  (f) +.....           8.52%              (1.14)%             (5.81)%
                                     -----------------        --------            --------
                                     -----------------        --------            --------
Ratios and supplemental data:
Net assets, end of period (in
 000's)............................  $       4,782       $       3,663       $       2,229
Ratio of net investment income
 (loss) to average net assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           0.48%               0.93%               3.33%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................          (0.86)%             (1.35)%             (2.56)%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%
Ratio of expenses to average net
 assets:
  With reimbursement by Chancellor
   LGT and expense reductions
   (Notes 1, 2, & 5) ++............           1.15%               1.25%               0.69%
  Without reimbursement by
   Chancellor LGT and expense
   reductions ++...................           2.49%               3.53%               6.58%
  Without expenses assumed by
   Chancellor LGT  (e) ++..........             --%                 --%                 --%
Portfolio turnover ++..............             92%                107%                 17%
Average commission rate per share
 paid on portfolio transactions....  $      0.0156                 N/A                 N/A

------------------------

  +  Not annualized for periods of less than one year.
 ++  Annualized for periods of less than one year.
N/A  Not applicable.

    The accompanying notes are an integral part of the financial statements.
                                      F67

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1996

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Variable Investment Series and GT Global Variable Investment Trust ("Companies") were organized as Massachusetts business trusts on May 26, 1992 and September 17, 1992, respectively. The Companies are registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. The GT Global Variable Investment Series operates as a series company currently issuing five classes of shares of beneficial interest:
GT Global Variable New Pacific Fund, GT Global Variable Europe Fund, GT Global Variable America Fund, GT Global Variable International Fund and GT Global Money Market Fund. GT Global Variable Investment Trust operates as a series company currently issuing nine classes of shares of beneficial interest: GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, GT Global Variable U.S. Government Income Fund, GT Global Variable Emerging Markets Fund, GT Global Variable Telecommunications Fund, GT Global Variable Infrastructure Fund, and GT Global Variable Natural Resources Fund. (The classes of shares of beneficial interest for the two companies are referred to herein collectively as the "Funds".) Each of the Funds is classified as a diversified management investment company, except for GT Global Variable Latin America Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund and GT Global Variable Global Government Income Fund, which are each registered as a non-diversified management investment company under the 1940 Act.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles, and, therefore, the financial statements may include certain estimates made by management.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by Chancellor LGT Asset Management, Inc. (the "Manager") to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by, or under the direction of, each of the Companies' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by, or under the direction of, the Companies' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains and losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by the Funds, it is the Funds' policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Funds under each agreement at its maturity.

                                      F68

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the Forward Contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amounts shown in the Funds' "Statements of Assets and Liabilities." The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. The Funds may enter into Forward Contracts in connection with planned purchases or sales of securities or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund writes a call or put option, an amount equal to the premium received is included in the Fund's "Statements of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium received. A Fund can write options only on a covered bases, which, for a call, requires that the Fund hold the underlying securities and, for a put, requires the Fund to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Funds may use options to manage their exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund would realize a loss in the amount of the cost of the option. If a Fund enters into a closing sale transaction, the Fund would realize a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund may use futures contracts to manage its exposure to the stock or bond markets and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to the collection of withholding tax rebate, income is recorded net of all withholding tax with any rebate recorded when received. A Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

(H) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. For the Money Market Fund, dividends are declared daily and paid monthly from net investment income. The Variable Strategic Income Fund, Variable Global Government Income Fund and Variable U.S. Government Income Fund declare and pay dividends from net investment income, if any, monthly. The Variable Growth & Income Fund declares and pays dividends from net investment income, if any, quarterly. The Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Europe

                                      F69

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

Fund, Variable Emerging Markets Fund, Variable International Fund, Variable America Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund declare and pay dividends from net investment income, if any, annually. With respect to each Fund, dividends from net realized capital gains, if any, are normally declared and paid annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

(I) TAXES
It is the policy of the Funds to continue to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, or for excise tax on income and capital gains. The following funds have capital loss carryforwards:

                                                              CAPITAL LOSS   EXPIRES IN
GT GLOBAL FUNDS                                               CARRYFORWARD      YEAR
------------------------------------------------------------  ------------   ----------
Variable Strategic Income...................................   $1,392,386       2002
                  ..........................................      820,482       2003
Variable Global Government Income...........................    1,139,600       2002
Variable Latin America......................................    3,544,129       2003
Variable Growth and Income..................................      924,355       2003
Variable New Pacific........................................      562,115       2003
Variable International......................................       77,169       2003

(J) DEFERRED ORGANIZATIONAL EXPENSES
Costs incurred by GT Global Variable Investment Series and Trust in connection with their organization, which aggregated $125,333 and $188,000, respectively, are being amortized on a straight-line basis for a five year period. While the Manager has advanced certain of the Companies' organizational costs incurred to date, the Companies may reimburse the Manager for the amount of these advances. In the event that the Manager redeems any of the initial 2,083.333 shares of each of the Variable New Pacific Fund, Variable Europe Fund and Variable America Fund; or the initial 25,000 shares of Money Market Fund; or the initial 1,666.667 shares of each of the Variable Strategic Income Fund, Variable Global Government Income Fund, Variable U.S. Government Income Fund, Variable Latin America Fund and the Variable Growth & Income Fund; or the initial 1.000 share of the Variable Telecommunications Fund, within the five year amortization period, the respective Fund's unamortized organizational expenses allocable to the shares redeemed will be deducted from the Manager's redemption proceeds.

(K) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Funds' investments in emerging market countries may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(L) INDEXED SECURITIES
The Funds may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(M) RESTRICTED SECURITIES
Certain of the Funds are permitted to invest in a limited amount of privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the year, restricted securities (excluding 144A issues) are shown at the end of the Portfolio of Investments for each Fund, if any.

(N) SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS
A Fund may trade securities on a when-issued or forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date. These securities, if any, are identified on the accompanying Portfolio of Investments. The Variable Strategic Income Fund has purchased and sold when-issue securities during the year ended December 31, 1996, and has set aside sufficient cash and liquid securities as collateral for these commitments.

                                      F70

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

(O) PORTFOLIO SECURITIES LOANED
At December 31, 1996, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Fund:

                                                                                             YEAR ENDED
                                                                                            DECEMBER 31,
                                                                   DECEMBER 31, 1996            1996
                                                              ----------------------------  ------------
                                                              AGGREGATE VALUE      CASH         FEES
GT GLOBAL                                                         ON LOAN       COLLATERAL    RECEIVED
------------------------------------------------------------  ---------------   ----------  ------------
Variable Strategic Income Fund..............................    $1,940,190      $2,082,839    $ 3,554
Variable Global Government Income Fund......................     2,463,399       2,625,278      5,008
Variable U.S. Government Income Fund........................            --              --         --
Variable Latin America Fund.................................       454,063         512,900      6,978
Variable Growth & Income Fund...............................     2,881,784       3,009,362     13,948
Variable Telecommunications Fund............................     3,122,488       3,293,000     21,082
Variable Emerging Markets Fund..............................        13,200          14,400        259
Variable Infrastructure Fund................................       144,800         151,200        611
Variable Natural Resources Fund.............................       322,625         330,600      1,541
Variable America Fund.......................................     1,633,776       1,695,100      5,336
Variable New Pacific Fund...................................     3,361,947       3,588,044     15,419
Variable Europe Fund........................................     1,780,815       1,859,691      4,867
Money Market Fund...........................................            --              --         --
Variable International Fund.................................        34,100          37,400        598

For international securities, cash collateral is received by the Funds against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by the Funds against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' custodian fees.

(P) BORROWINGS
On December 31, 1996, the GT Global Variable Europe Fund borrowed $239,000 at a money market rate from the Bank of Boston. For the year ended December 31, 1996, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for the GT Global Variable Europe Fund was $239,000 with a weighted average interest rate of 8.00%. Interest incurred on this loan for the year ended December 31, 1996, was $53, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Fund's investment manager and administrator. On October 31, 1996, Chancellor Capital Management, Inc. merged with LGT Asset Management, Inc., and the surviving entity was renamed Chancellor LGT Asset Management, Inc. The Money Market Fund pays the Manager an investment management and administration fee at the annualized rate of 0.50% of that Fund's average daily net assets. The Variable Strategic Income Fund, Variable Global Government Income Fund, Variable U.S. Government Income Fund and Variable America Fund each pays the Manager an investment management and administration fee at the annualized rate of 0.75% of the Fund's average daily net assets. The Variable Growth & Income Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable New Pacific Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Europe Fund, Variable Infrastructure Fund, and Variable Natural Resources Fund each pays the Manager an investment management and administration fee at the annualized rate of 1.00% of its average daily net assets. All fees are computed daily and paid monthly.

The Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable New Pacific Fund, Variable Europe Fund, Variable Latin America Fund, Variable Telecommunications Fund, Variable Emerging Markets Fund, Variable International Fund, Variable Infrastructure Fund, Variable Natural Resources Fund, and the Variable Growth & Income Fund to 1.25% of their respective average daily net assets. In addition, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of each of the Variable Strategic Income Fund, The Variable Global Government Income Fund, the Variable U.S. Government Income Fund, and the Variable America Fund to 1.00% of their respective average daily net assets. Likewise, the Manager has undertaken to limit the total operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary items) of the Money Market Fund to 0.75% of its average daily net assets. From time to time, the Manager in its sole discretion may waive its fees and/or voluntarily assume certain Fund expenses.

All general expenses of the Companies and joint expenses of the Funds are allocated among the Funds on a basis deemed fair and equitable.

                                      F71

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

GT Global, Inc. ("GT Global"), an affiliate of the Manager, is the Funds' distributor. GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the Funds' transfer agent.

GT Global is the principal underwriter of the Variable Annuity Contracts. Underwriting commissions retained by GT Global are as follows:

                                                                 YEAR ENDED
GT GLOBAL                                                     DECEMBER 31, 1996
------------------------------------------------------------  -----------------
Variable Strategic Income Fund..............................       $21,150
Variable Global Government Income Fund......................         5,111
Variable U.S. Government Income Fund........................         5,338
Variable Latin America Fund.................................        13,187
Variable Growth & Income Fund...............................        15,592
Variable Telecommunications Fund............................        44,208
Variable Emerging Markets Fund..............................        19,804
Variable Infrastructure Fund................................        11,132
Variable Natural Resources Fund.............................        79,433
Variable America Fund.......................................        24,619
Variable New Pacific Fund...................................        22,983
Variable Europe Fund........................................        11,429
Money Market Fund...........................................        36,723
Variable International Fund.................................         2,917

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of each of the Funds' average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Companies pay each of their Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by Fund, for the year ended December 31, 1996:

                       PURCHASES AND SALES OF SECURITIES

                                                                        PURCHASES
                                                              ------------------------------
GT GLOBAL                                                     U.S. GOVERNMENT   OTHER ISSUES
------------------------------------------------------------  ---------------   ------------
Variable Strategic Income Fund..............................    $7,294,996      $ 45,486,859
Variable Global Government Income Fund......................     5,027,119        17,688,277
Variable U.S. Government Income Fund........................     2,885,648         1,044,686
Variable Latin America Fund.................................            --        21,190,544
Variable Growth & Income Fund...............................     1,566,614        17,308,032
Variable Telecommunications Fund............................            --        49,088,166
Variable Emerging Markets Fund..............................            --        32,878,236
Variable Infrastructure Fund................................            --         5,673,858
Variable Natural Resources Fund.............................            --        24,630,748
Variable America Fund.......................................            --        84,120,105
Variable New Pacific Fund...................................            --        19,734,764
Variable Europe Fund........................................            --        12,759,407
Money Market Fund...........................................            --                --
Variable International Fund.................................            --         4,892,948

                                      F72

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                                          SALES
                                                              ------------------------------
GT GLOBAL                                                     U.S. GOVERNMENT   OTHER ISSUES
------------------------------------------------------------  ---------------   ------------
Variable Strategic Income Fund..............................    $8,177,845      $ 43,849,660
Variable Global Government Income Fund......................     5,545,981        19,533,176
Variable U.S. Government Income Fund........................     2,165,773                --
Variable Latin America Fund.................................            --        20,191,543
Variable Growth & Income Fund...............................     1,632,971        16,050,929
Variable Telecommunications Fund............................            --        42,645,663
Variable Emerging Markets Fund..............................            --        29,017,419
Variable Infrastructure Fund................................            --         2,252,320
Variable Natural Resources Fund.............................            --        14,279,346
Variable America Fund.......................................            --        80,600,556
Variable New Pacific Fund...................................            --        18,366,106
Variable Europe Fund........................................            --        10,595,663
Money Market Fund...........................................            --                --
Variable International Fund.................................            --         4,018,774

The Funds' written options activity for the year ended December 31, 1996, was as follows:

                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                          COVERED CALL OPTIONS WRITTEN

                                                                 UNDERLYING
                                                              PRINCIPAL AMOUNT   PREMIUMS
                                                              ----------------   --------
Options outstanding at December 31, 1995....................     $      --       $    --
Options written during the year ended December 31, 1996.....     $ 708,000       $16,100
Options cancelled in closing purchase transactions..........      (508,000)      (11,900 )
Options expired prior to exercise...........................      (200,000)       (4,200 )
Options exercised...........................................            --            --
                                                              ----------------   --------
Options outstanding at December 31, 1996....................     $      --       $    --
                                                              ----------------   --------
                                                              ----------------   --------

4. CAPITAL SHARES
At December 31, 1996, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

                                                            YEAR ENDED                   YEAR ENDED
                                                         DECEMBER 31, 1996            DECEMBER 31, 1995
                                                    ---------------------------  ---------------------------
GT GLOBAL VARIABLE STRATEGIC INCOME FUND               SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------  ------------  -------------  ------------  -------------
Shares sold.......................................     3,455,994  $  43,161,383     1,985,281  $  22,200,799
Shares issued in connection with reinvestment of
 distributions....................................       161,635      2,004,763       179,542      1,991,044
                                                    ------------  -------------  ------------  -------------
                                                       3,617,629     45,166,146     2,164,823     24,191,843
Shares repurchased................................    (3,384,466)   (42,069,061)   (2,185,897)   (24,283,139)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................       233,163  $   3,097,085       (21,074) $     (91,296)
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
--------------------------------------------------
Shares sold.......................................       595,260  $   6,669,492     1,119,737  $  11,927,543
Shares issued in connection with reinvestment of
 distributions....................................        63,372        706,122        64,913        722,395
                                                    ------------  -------------  ------------  -------------
                                                         658,632      7,375,614     1,184,650     12,649,938
Shares repurchased................................      (787,028)    (8,839,632)   (1,054,689)   (11,200,397)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................      (128,396) $  (1,464,018)      129,961  $   1,449,541
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE US GOVERNMENT INCOME FUND
--------------------------------------------------
Shares sold.......................................       333,844  $   3,803,016     1,824,240  $  20,431,040
Shares issued in connection with reinvestment of
 distributions....................................        23,060        262,014        18,588        234,899
                                                    ------------  -------------  ------------  -------------
                                                         356,904      4,065,030     1,842,828     20,665,939
Shares repurchased................................      (386,658)    (4,430,300)   (1,556,416)   (17,459,191)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................       (29,754) $    (365,270)      286,412  $   3,206,748
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

                                      F73

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                            YEAR ENDED                   YEAR ENDED
                                                         DECEMBER 31, 1996            DECEMBER 31, 1995
                                                    ---------------------------  ---------------------------
GT GLOBAL VARIABLE LATIN AMERICA FUND                  SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------  ------------  -------------  ------------  -------------
Shares sold.......................................     2,062,574  $  28,548,855     2,569,344  $  35,542,045
Shares issued in connection with reinvestment of
 distributions....................................        45,515        624,926       236,651      2,991,268
                                                    ------------  -------------  ------------  -------------
                                                       2,108,089     29,173,781     2,805,995     38,533,313
Shares repurchased................................    (2,151,334)   (29,883,182)   (2,602,904)   (36,198,875)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................       (43,245) $    (709,401)      203,091  $   2,334,438
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE GROWTH & INCOME FUND
--------------------------------------------------
Shares sold.......................................     1,910,536  $  29,111,115       776,808  $  10,555,910
Shares issued in connection with reinvestment of
 distributions....................................        55,274        839,489        59,956        818,466
                                                    ------------  -------------  ------------  -------------
                                                       1,965,810     29,950,604       836,764     11,374,376
Shares repurchased................................    (1,857,484)   (28,213,931)     (708,880)    (9,669,648)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       108,326  $   1,736,673       127,884  $   1,704,728
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------


GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
--------------------------------------------------
Shares sold.......................................     2,031,581  $  37,384,916     1,453,558  $  23,188,408
Shares issued in connection with reinvestment of
 distributions....................................       354,065      6,443,990        68,050      1,045,935
                                                    ------------  -------------  ------------  -------------
                                                       2,385,646     43,828,906     1,521,608     24,234,343
Shares repurchased................................    (1,908,080)   (34,595,566)   (1,087,480)   (17,197,275)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       477,566  $   9,233,340       434,128  $   7,037,068
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE EMERGING MARKETS FUND
--------------------------------------------------
Shares sold.......................................     2,518,560  $  32,771,217     1,173,549  $  12,723,265
Shares issued in connection with reinvestment of
 distributions....................................            --             --         8,331         90,089
                                                    ------------  -------------  ------------  -------------
                                                       2,518,560     32,771,217     1,181,880     12,813,354
Shares repurchased................................    (2,109,935)   (27,696,344)     (967,577)   (10,519,830)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       408,625  $   5,074,873       214,303  $   2,293,524
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

                                                                                      JANUARY 31, 1995
                                                                                      (COMMENCEMENT OF
                                                                                 OPERATIONS) TO DECEMBER 31,
                                                                                            1995
                                                                                 ---------------------------
GT GLOBAL VARIABLE INFRASTRUCTURE FUND                                              SHARES        AMOUNT
--------------------------------------------------                               ------------  -------------
Shares sold.......................................       469,810  $   7,225,756       174,610  $   2,285,935
Shares issued in connection with reinvestment of
 distributions....................................         1,715         26,769            --             --
                                                    ------------  -------------  ------------  -------------
                                                         471,525      7,252,525       174,610      2,285,935
Shares repurchased................................      (224,095)    (3,457,346)      (62,813)      (826,452)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       247,430  $   3,795,179       111,797  $   1,459,483
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE NATURAL RESOURCES FUND
--------------------------------------------------
Shares sold.......................................     1,819,670  $  33,416,057       228,814  $   3,086,623
Shares issued in connection with reinvestment of
 distributions....................................            --             --         4,976         67,477
                                                    ------------  -------------  ------------  -------------
                                                       1,819,670     33,416,057       233,790      3,154,100
Shares repurchased................................    (1,140,721)   (20,919,006)     (143,765)    (1,940,086)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       678,949  $  12,497,051        90,025  $   1,214,014
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

                                                                                         YEAR ENDED
                                                                                      DECEMBER 31, 1995
                                                                                 ---------------------------
GT GLOBAL VARIABLE AMERICA FUND                                                     SHARES        AMOUNT
--------------------------------------------------                               ------------  -------------
Shares sold.......................................     2,859,324  $  55,470,879     3,800,437  $  72,967,274
Shares issued in connection with reinvestment of
 distributions....................................       303,755      5,480,666        31,220        606,288
                                                    ------------  -------------  ------------  -------------
                                                       3,163,079     60,951,545     3,831,657     73,573,562
Shares repurchased................................    (2,984,751)   (57,915,239)   (2,862,326)   (55,970,932)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       178,328  $   3,036,306       969,331  $  17,602,630
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

                                      F74

                      GT GLOBAL VARIABLE INVESTMENT FUNDS

                                                            YEAR ENDED                   YEAR ENDED
                                                         DECEMBER 31, 1996            DECEMBER 31, 1995
                                                    ---------------------------  ---------------------------
GT GLOBAL VARIABLE NEW PACIFIC FUND                    SHARES        AMOUNT         SHARES        AMOUNT
--------------------------------------------------  ------------  -------------  ------------  -------------
Shares sold.......................................    10,835,385  $ 176,690,218     7,058,585  $  95,900,026
Shares issued in connection with reinvestment of
 distributions....................................        20,259        329,817         6,484         90,012
                                                    ------------  -------------  ------------  -------------
                                                      10,855,644    177,020,035     7,065,069     95,990,038
Shares repurchased................................   (10,696,698)  (175,737,852)   (6,795,204)   (92,832,446)
                                                    ------------  -------------  ------------  -------------
Net increase......................................       158,946  $   1,282,183       269,865  $   3,157,592
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE EUROPE FUND
--------------------------------------------------
Shares sold.......................................     4,041,258  $  77,833,163     2,497,482  $  39,741,019
Shares issued in connection with reinvestment of
 distributions....................................         7,876        155,793         9,965        154,451
                                                    ------------  -------------  ------------  -------------
                                                       4,049,134     77,988,956     2,507,447     39,895,470
Shares repurchased................................    (3,846,425)   (74,160,899)   (2,547,574)   (40,557,920)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................       202,709  $   3,828,057       (40,127) $    (662,450)
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------


GT GLOBAL MONEY MARKET FUND
--------------------------------------------------
Shares sold.......................................   316,100,021  $ 316,100,051   178,846,705  $ 178,851,599
Shares issued in connection with reinvestment of
 distributions....................................       708,413        708,413       823,767        818,843
                                                    ------------  -------------  ------------  -------------
                                                     316,808,434    316,808,464   179,670,472    179,670,442
Shares repurchased................................  (311,904,996)  (311,904,996) (184,253,572)  (184,253,572)
                                                    ------------  -------------  ------------  -------------
Net increase (decrease)...........................     4,903,438  $   4,903,468    (4,583,100) $  (4,583,130)
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

GT GLOBAL VARIABLE INTERNATIONAL FUND
--------------------------------------------------
Shares sold.......................................       804,796  $   9,121,897     1,403,934  $  14,984,693
Shares issued in connection with reinvestment of
 distributions....................................         1,276         14,683         3,283         35,810
                                                    ------------  -------------  ------------  -------------
                                                         806,072      9,136,580     1,407,217     15,020,503
Shares repurchased................................      (737,004)    (8,376,359)   (1,272,826)   (13,587,017)
                                                    ------------  -------------  ------------  -------------
Net increase......................................        69,068  $     760,221       134,391  $   1,433,486
                                                    ------------  -------------  ------------  -------------
                                                    ------------  -------------  ------------  -------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of the Funds' expenses. The Funds' expenses were reduced as follows under these arrangements:

                                                                 YEAR ENDED
GT GLOBAL                                                     DECEMBER 31, 1996
------------------------------------------------------------  -----------------
Variable Strategic Income Fund..............................       $    --
Variable Global Government Income Fund......................            --
Variable U.S. Government Income Fund........................            --
Variable Latin America Fund.................................        10,929
Variable Growth & Income Fund...............................         3,243
Variable Telecommunications Fund............................         8,003
Variable Emerging Markets Fund..............................        11,363
Variable Infrastructure Fund................................           652
Variable Natural Resources Fund.............................         2,864
Variable America Fund.......................................        13,978
Variable New Pacific Fund...................................        23,220
Variable Europe Fund........................................         5,079
Money Market Fund...........................................            --
Variable International Fund.................................         3,533

FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended December 31, 1996:

                                                              CAPITAL GAIN
GT GLOBAL                                                       DIVIDEND
------------------------------------------------------------  ------------
Variable Telecommunications.................................   $1,782,794
Variable America............................................      551,518

                                      F75